UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Performance Trust Total Return Bond Fund
Institutional Class | PTIAX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
During the fiscal year, the yield curve steepened and pivoted around the 5-year point, with the yield on the 5-year U.S. Treasury relatively unchanged, short-dated Treasury yields lower, and long-dated Treasury yields meaningfully higher during the fiscal year. The Fund continued to pair more interest rate sensitive securities positioned primarily at the 15- to 20-year part of the yield curve with less interest rate sensitive securities positioned primarily at the front end of the curve.
While risk markets began and ended the fiscal year on solid footing, the market briefly experienced heightened volatility around the middle of the fiscal year as economic data began to undershoot market expectations and the market responded to increased uncertainty surrounding tariffs and the potential for trade wars. For example, from late February 2025 to early April 2025, high yield (HY) spreads widened nearly 2.00% (Source: Bloomberg).
Within its less interest rate sensitive sectors, the Fund decreased exposure to Asset Backed Securities (ABS) and short-dated U.S. Treasuries. As the front end of the U.S. Treasury yield curve rallied during the fiscal year, these two sectors became comparably less attractive and the Fund instead added to  Collateralized Loan Obligations (CLOs), Commercial Mortgage-Backed Securities (CMBS), and HY. The CLOs added were shorter than the sector at large and are primarily floating rate while the Non-Agency CMBS added was primarily positioned near the 5-year part of the curve. HY bonds were added opportunistically, especially during the brief bout of volatility in the middle of the fiscal year.
Within more interest rate sensitive sectors, the Fund modestly decreased it exposure to long-dated U.S. Treasuries and Tax-Exempt Municipal bonds. The Fund chose to add to Taxable Municipals, Investment Grade (IG) Corporates, and Agency Collateralized Mortgage Obligations (CMOs). This was especially the case when opportunities were more plentiful during the mid-year volatility. Taxable Municipal and CMO purchases continued to focus primarily on the 15- to 20-year part of the curve while the IG purchases were more balanced with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑	High-Yield Corporates
↑	Commercial Mortgage-Backed Securities
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Asset Backed Securities
↑	Investment Grade Corporates (Banks)

Top Detractors
↓	Long U.S. Treasuries
↓	Taxable Municipals
↓	Tax-Exempt Municipals
Performance Trust Total Return Bond Fund	PAGE 1	TSR-AR-89833W394

PERFORMANCE
The Fund posted positive returns for the year ended 8/31/2025 as interest rates fell at the short end of the U.S. Treasury yield curve, interest rates rose at the long end of the yield curve, and credit spreads generally tightened during the fiscal year. The Fund’s modest underperformance relative to the Bloomberg U.S. Aggregate Bond Index (Index) was driven largely by its more interest rate-sensitive sectors. The Fund’s U.S. Treasury and Taxable Municipal exposure were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rates rose significantly.
Underperformance from the more interest-rate sensitive sectors was largely offset by strong performance from less interest rate-sensitive sectors. High-Yield Corporates (HY), Commercial Mortgage-Backed Securities (CMBS), Non-Agency Residential Mortgage-Backed Securities (RMBS), Collateralized Loan Obligations (CLOs), Asset Backed Securities (ABS), and the Fund’s Investment-Grade Corporate (IG) exposure to banks all contributed meaningfully positive total returns. These sectors were largely positioned on the better performing front end of the U.S. Treasury yield curve, had relatively higher coupon interest income, and also benefitted from tighter credit spreads.
The major components of the Index, namely U.S. Treasuries, IG, and Agency Mortgage Backed Securities (MBS), benefitted from comparatively more exposure to the intermediate part of the U.S. Treasury yield curve relative to the long end where interest rates rose more meaningfully.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	3.01	1.01	3.10
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-AR-89833W394

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,696,472,255
Number of Holdings	1,717
Net Advisory Fee	$53,946,286
Portfolio Turnover	29%
Average Credit Quality	AA-
Effective Duration	6.75 years
30-Day SEC Yield	4.56%
30-Day SEC Yield Unsubsidized	4.56%
Weighted Average Life	12.67 years
Distribution Yield	4.56%
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	6.4%
United States Treasury Strip Principal	6.0%
Freddie Mac Multifamily Structured Pass Through Certificates	3.7%
Benchmark Mortgage Trust	2.9%
Wells Fargo Commercial Mortgage Trust	2.3%
BBCMS Trust	2.2%
BANK	2.0%
GLS Auto Receivables Trust	1.6%
BANK5	1.3%
American Credit Acceptance Receivables Trust	1.2%

Top Sectors	(%)
Mortgage Securities	26.4%
US Municipal	23.3%
Asset Backed Securities	17.5%
Government	12.4%
Financials*	5.8%
Consumer Discretionary*	5.8%
Health Care*	2.7%
Industrials*	1.6%
Information Technology*	0.7%
Cash & Other	3.8%

Credit Breakdown**
AAA	21.6%
AA	43.4%
A	13.2%
BBB	10.5%
BB	5.6%
B	1.6%
CCC	1.3%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 3	TSR-AR-89833W394

Performance Trust Total Return Bond Fund
Class A | PTAOX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
During the fiscal year, the yield curve steepened and pivoted around the 5-year point, with the yield on the 5-year U.S. Treasury relatively unchanged, short-dated Treasury yields lower, and long-dated Treasury yields meaningfully higher during the fiscal year. The Fund continued to pair more interest rate sensitive securities positioned primarily at the 15- to 20-year part of the yield curve with less interest rate sensitive securities positioned primarily at the front end of the curve.
While risk markets began and ended the fiscal year on solid footing, the market briefly experienced heightened volatility around the middle of the fiscal year as economic data began to undershoot market expectations and the market responded to increased uncertainty surrounding tariffs and the potential for trade wars. For example, from late February 2025 to early April 2025, high yield (HY) spreads widened nearly 2.00% (Source: Bloomberg).
Within its less interest rate sensitive sectors, the Fund decreased exposure to Asset Backed Securities (ABS) and short-dated U.S. Treasuries. As the front end of the U.S. Treasury yield curve rallied during the fiscal year, these two sectors became comparably less attractive and the Fund instead added to  Collateralized Loan Obligations (CLOs), Commercial Mortgage-Backed Securities (CMBS), and HY. The CLOs added were shorter than the sector at large and are primarily floating rate while the Non-Agency CMBS added was primarily positioned near the 5-year part of the curve. HY bonds were added opportunistically, especially during the brief bout of volatility in the middle of the fiscal year.
Within more interest rate sensitive sectors, the Fund modestly decreased it exposure to long-dated U.S. Treasuries and Tax-Exempt Municipal bonds. The Fund chose to add to Taxable Municipals, Investment Grade (IG) Corporates, and Agency Collateralized Mortgage Obligations (CMOs). This was especially the case when opportunities were more plentiful during the mid-year volatility. Taxable Municipal and CMO purchases continued to focus primarily on the 15- to 20-year part of the curve while the IG purchases were more balanced with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑	High-Yield Corporates
↑	Commercial Mortgage-Backed Securities
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Asset Backed Securities
↑	Investment Grade Corporates (Banks)

Top Detractors
↓	Long U.S. Treasuries
↓	Taxable Municipals
↓	Tax-Exempt Municipals
Performance Trust Total Return Bond Fund	PAGE 1	TSR-AR-89833W121

PERFORMANCE
The Fund posted positive returns for the year ended 8/31/2025 as interest rates fell at the short end of the U.S. Treasury yield curve, interest rates rose at the long end of the yield curve, and credit spreads generally tightened during the fiscal year. The Fund’s modest underperformance relative to the Bloomberg U.S. Aggregate Bond Index (Index) was driven largely by its more interest rate-sensitive sectors. The Fund’s U.S. Treasury and Taxable Municipal exposure were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rates rose significantly.
Underperformance from the more interest-rate sensitive sectors was largely offset by strong performance from less interest rate-sensitive sectors. High-Yield Corporates (HY), Commercial Mortgage-Backed Securities (CMBS), Non-Agency Residential Mortgage-Backed Securities (RMBS), Collateralized Loan Obligations (CLOs), Asset Backed Securities (ABS), and the Fund’s Investment-Grade Corporate (IG) exposure to banks all contributed meaningfully positive total returns. These sectors were largely positioned on the better performing front end of the U.S. Treasury yield curve, had relatively higher coupon interest income, and also benefitted from tighter credit spreads.
The major components of the Index, namely U.S. Treasuries, IG, and Agency Mortgage Backed Securities (MBS), benefitted from comparatively more exposure to the intermediate part of the U.S. Treasury yield curve relative to the long end where interest rates rose more meaningfully.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (January 2, 2019 - August 31, 2025. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class A (without sales charge)	2.74	0.76	2.09
Class A (with sales charge)	0.44	0.30	1.74
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.74
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-AR-89833W121

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,696,472,255
Number of Holdings	1,717
Net Advisory Fee	$53,946,286
Portfolio Turnover	29%
Average Credit Quality	AA-
Effective Duration	6.75 years
30-Day SEC Yield	4.21%
30-Day SEC Yield Unsubsidized	4.21%
Weighted Average Life	12.67 years
Distribution Yield	4.20%
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	6.4%
United States Treasury Strip Principal	6.0%
Freddie Mac Multifamily Structured Pass Through Certificates	3.7%
Benchmark Mortgage Trust	2.9%
Wells Fargo Commercial Mortgage Trust	2.3%
BBCMS Trust	2.2%
BANK	2.0%
GLS Auto Receivables Trust	1.6%
BANK5	1.3%
American Credit Acceptance Receivables Trust	1.2%

Top Sectors	(%)
Mortgage Securities	26.4%
US Municipal	23.3%
Asset Backed Securities	17.5%
Government	12.4%
Financials*	5.8%
Consumer Discretionary*	5.8%
Health Care*	2.7%
Industrials*	1.6%
Information Technology*	0.7%
Cash & Other	3.8%

Credit Breakdown**
AAA	21.6%
AA	43.4%
A	13.2%
BBB	10.5%
BB	5.6%
B	1.6%
CCC	1.3%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 3	TSR-AR-89833W121

Performance Trust Total Return Bond Fund
Class C | PTCOX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
During the fiscal year, the yield curve steepened and pivoted around the 5-year point, with the yield on the 5-year U.S. Treasury relatively unchanged, short-dated Treasury yields lower, and long-dated Treasury yields meaningfully higher during the fiscal year. The Fund continued to pair more interest rate sensitive securities positioned primarily at the 15- to 20-year part of the yield curve with less interest rate sensitive securities positioned primarily at the front end of the curve.
While risk markets began and ended the fiscal year on solid footing, the market briefly experienced heightened volatility around the middle of the fiscal year as economic data began to undershoot market expectations and the market responded to increased uncertainty surrounding tariffs and the potential for trade wars. For example, from late February 2025 to early April 2025, high yield (HY) spreads widened nearly 2.00% (Source: Bloomberg).
Within its less interest rate sensitive sectors, the Fund decreased exposure to Asset Backed Securities (ABS) and short-dated U.S. Treasuries. As the front end of the U.S. Treasury yield curve rallied during the fiscal year, these two sectors became comparably less attractive and the Fund instead added to  Collateralized Loan Obligations (CLOs), Commercial Mortgage-Backed Securities (CMBS), and HY. The CLOs added were shorter than the sector at large and are primarily floating rate while the Non-Agency CMBS added was primarily positioned near the 5-year part of the curve. HY bonds were added opportunistically, especially during the brief bout of volatility in the middle of the fiscal year.
Within more interest rate sensitive sectors, the Fund modestly decreased it exposure to long-dated U.S. Treasuries and Tax-Exempt Municipal bonds. The Fund chose to add to Taxable Municipals, Investment Grade (IG) Corporates, and Agency Collateralized Mortgage Obligations (CMOs). This was especially the case when opportunities were more plentiful during the mid-year volatility. Taxable Municipal and CMO purchases continued to focus primarily on the 15- to 20-year part of the curve while the IG purchases were more balanced with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑	High-Yield Corporates
↑	Commercial Mortgage-Backed Securities
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Asset Backed Securities
↑	Investment Grade Corporates (Banks)

Top Detractors
↓	Long U.S. Treasuries
↓	Taxable Municipals
↓	Tax-Exempt Municipals
Performance Trust Total Return Bond Fund	PAGE 1	TSR-AR-89833W113

PERFORMANCE
The Fund posted positive returns for the year ended 8/31/2025 as interest rates fell at the short end of the U.S. Treasury yield curve, interest rates rose at the long end of the yield curve, and credit spreads generally tightened during the fiscal year. The Fund’s modest underperformance relative to the Bloomberg U.S. Aggregate Bond Index (Index) was driven largely by its more interest rate-sensitive sectors. The Fund’s U.S. Treasury and Taxable Municipal exposure were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rates rose significantly.
Underperformance from the more interest-rate sensitive sectors was largely offset by strong performance from less interest rate-sensitive sectors. High-Yield Corporates (HY), Commercial Mortgage-Backed Securities (CMBS), Non-Agency Residential Mortgage-Backed Securities (RMBS), Collateralized Loan Obligations (CLOs), Asset Backed Securities (ABS), and the Fund’s Investment-Grade Corporate (IG) exposure to banks all contributed meaningfully positive total returns. These sectors were largely positioned on the better performing front end of the U.S. Treasury yield curve, had relatively higher coupon interest income, and also benefitted from tighter credit spreads.
The major components of the Index, namely U.S. Treasuries, IG, and Agency Mortgage Backed Securities (MBS), benefitted from comparatively more exposure to the intermediate part of the U.S. Treasury yield curve relative to the long end where interest rates rose more meaningfully.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (January 2, 2019 - August 31, 2025. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class C	1.98	0.01	1.32
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.74
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-AR-89833W113

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,696,472,255
Number of Holdings	1,717
Net Advisory Fee	$53,946,286
Portfolio Turnover	29%
Average Credit Quality	AA-
Effective Duration	6.75 years
30-Day SEC Yield	3.56%
30-Day SEC Yield Unsubsidized	3.56%
Weighted Average Life	12.67 years
Distribution Yield	3.47%
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	6.4%
United States Treasury Strip Principal	6.0%
Freddie Mac Multifamily Structured Pass Through Certificates	3.7%
Benchmark Mortgage Trust	2.9%
Wells Fargo Commercial Mortgage Trust	2.3%
BBCMS Trust	2.2%
BANK	2.0%
GLS Auto Receivables Trust	1.6%
BANK5	1.3%
American Credit Acceptance Receivables Trust	1.2%

Top Sectors	(%)
Mortgage Securities	26.4%
US Municipal	23.3%
Asset Backed Securities	17.5%
Government	12.4%
Financials*	5.8%
Consumer Discretionary*	5.8%
Health Care*	2.7%
Industrials*	1.6%
Information Technology*	0.7%
Cash & Other	3.8%

Credit Breakdown**
AAA	21.6%
AA	43.4%
A	13.2%
BBB	10.5%
BB	5.6%
B	1.6%
CCC	1.3%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 3	TSR-AR-89833W113

Performance Trust Municipal Bond Fund
Institutional Class | PTIMX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the steepness of the yield curve during the fiscal year(for example the 20-year point yields 1.17% more than the 10-year point), the Fund continues to overweight the 15- to 20-year area of the curve while holding very little exposure to the 5- to 10-year part of the curve. This approach focused on the highest yielding parts of the municipal benchmark curve along with the additional potential return derived from “rolling down” a portion of the yield that is very steep in relation to history.
Furthermore, considering the historically relative high yield environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve.

Top Detractors
↓	Yield Curve Positioning
↓	Bond Structure (More Call Protection)
↓	Longer Maturities
PERFORMANCE
The Fund posted a negative return for the year ended 8/31/2025 as rates rose across the AAA curve (all municipal bond yields quoted are sourced from the MMD AAA scale) beyond 5-year maturities with longer-term yields increasing more than shorter-term yields. Underperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) can generally be attributed to the Fund’s differentiated yield curve positioning and higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve, making the Fund more responsive to movements in interest rates.
The increase and steepening of the yield curve detracted from the Fund’s performance as yields rose by more in the 15- to 20-year part of the yield curve where the Fund was overweight while yields rose a lot less (or were down) in the area of the yield curve where the Fund had very little exposure.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Performance Trust Municipal Bond Fund	PAGE 1	TSR-AR-89833W170

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	-1.34	0.18	2.40
Bloomberg Municipal Bond Index	0.08	0.40	2.18
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$638,482,212
Number of Holdings	219
Net Advisory Fee	$2,820,402
Portfolio Turnover	62%
Average Credit Quality	AA
Effective Duration	7.75 years
30-Day SEC Yield	4.37%
30-Day SEC Yield Unsubsidized	4.37%
Weighted Average Life	9.17 years
Distribution Yield	3.97%
Performance Trust Municipal Bond Fund	PAGE 2	TSR-AR-89833W170

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
Freddie Mac Multifamily ML Certificates	6.1%
First American Government Obligations Fund	3.9%
University of North Carolina at Chapel Hill	2.4%
Greater Clark Building Corp.	2.3%
City & County of Denver, CO Airport System Revenue	2.2%
Denver City & County School District No. 1	2.2%
San Diego Unified School District	2.1%
Greater Orlando Aviation Authority	1.8%
New Hampshire Business Finance Authority	1.8%
Indianapolis Local Public Improvement Bond Bank	1.7%

Top Sectors	(%)
US Municipal	95.3%
Mortgage Securities	0.7%
Consumer Discretionary*	0.2%
Cash & Other	3.8%

Credit Breakdown**
AAA	16.3%
AA	63.0%
A	11.6%
BBB	3.3%
BB	0.6%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	5.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Municipal Bond Fund	PAGE 3	TSR-AR-89833W170

Performance Trust Municipal Bond Fund
Class A | PTRMX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.73%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the steepness of the yield curve during the fiscal year(for example the 20-year point yields 1.17% more than the 10-year point), the Fund continues to overweight the 15- to 20-year area of the curve while holding very little exposure to the 5- to 10-year part of the curve. This approach focused on the highest yielding parts of the municipal benchmark curve along with the additional potential return derived from “rolling down” a portion of the yield that is very steep in relation to history.
Furthermore, considering the historically relative high yield environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve.

Top Detractors
↓	Yield Curve Positioning
↓	Bond Structure (More Call Protection)
↓	Longer Maturities
PERFORMANCE
The Fund posted a negative return for the year ended 8/31/2025 as rates rose across the AAA curve (all municipal bond yields quoted are sourced from the MMD AAA scale) beyond 5-year maturities with longer-term yields increasing more than shorter-term yields. Underperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) can generally be attributed to the Fund’s differentiated yield curve positioning and higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve, making the Fund more responsive to movements in interest rates.
The increase and steepening of the yield curve detracted from the Fund’s performance as yields rose by more in the 15- to 20-year part of the yield curve where the Fund was overweight while yields rose a lot less (or were down) in the area of the yield curve where the Fund had very little exposure.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Performance Trust Municipal Bond Fund	PAGE 1	TSR-AR-89833W162

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-1.56	-0.06	2.15
Class A (with sales charge)	-3.76	-0.52	1.92
Bloomberg Municipal Bond Index	0.08	0.40	2.18
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$638,482,212
Number of Holdings	219
Net Advisory Fee	$2,820,402
Portfolio Turnover	62%
Average Credit Quality	AA
Effective Duration	7.75 years
30-Day SEC Yield	4.02%
30-Day SEC Yield Unsubsidized	4.02%
Weighted Average Life	9.17 years
Distribution Yield	3.55%
Performance Trust Municipal Bond Fund	PAGE 2	TSR-AR-89833W162

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
Freddie Mac Multifamily ML Certificates	6.1%
First American Government Obligations Fund	3.9%
University of North Carolina at Chapel Hill	2.4%
Greater Clark Building Corp.	2.3%
City & County of Denver, CO Airport System Revenue	2.2%
Denver City & County School District No. 1	2.2%
San Diego Unified School District	2.1%
Greater Orlando Aviation Authority	1.8%
New Hampshire Business Finance Authority	1.8%
Indianapolis Local Public Improvement Bond Bank	1.7%

Top Sectors	(%)
US Municipal	95.3%
Mortgage Securities	0.7%
Consumer Discretionary*	0.2%
Cash & Other	3.8%

Credit Breakdown**
AAA	16.3%
AA	63.0%
A	11.6%
BBB	3.3%
BB	0.6%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	5.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Municipal Bond Fund	PAGE 3	TSR-AR-89833W162

Performance Trust Multisector Bond Fund
Institutional Class | PTCRX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Performance Trust Multisector Bond Fund (the “Fund”) for the period of  September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
During the fiscal year, the yield curve steepened and pivoted around the 5-year point, with the yield on the 5-year U.S. Treasury relatively unchanged, short-dated Treasury yields lower, and long-dated Treasury yields meaningfully higher during the fiscal year.
While risk markets began and ended the fiscal year on solid footing, the market briefly experienced heightened volatility around the middle of the fiscal year as economic data began to undershoot market expectations and the market responded to increased uncertainty surrounding tariffs and the potential for trade wars. For example, from late February 2025 to early April 2025, high yield (HY) spreads widened nearly 2.00% (Source: Bloomberg).
The Fund increased its allocation to Investment Grade (IG) Corporates, Collateralized Loan Obligations (CLOs), Taxable Municipals and US Treasuries while reducing allocations to Asset-Backed Securities (ABS), Non-Agency Commercial mortgage-backed securities (CMBS) and Residential mortgage-backed securities (RMBS). Generally, we added Corporates opportunistically when the tariff volatility impacted the market. Although it was somewhat short lived, the more liquid corporate sectors, including both IG and HY, were more impacted than other credit sectors, including structured credit. We balanced our purchases in these less interest rate sensitive sectors by adding longer dated Taxable Municipals and U.S. Treasuries, which cheapened meaningfully during the annual period as the U.S. Treasury curve steepened.

Top Contributors
↑	Investment Grade Corporates
↑	High-Yield Corporates
↑	Commercial Mortgage-Backed Securities
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations

Top Detractors
↓	Long U.S. Treasuries
↓	Taxable Municipals
↓	Tax-Exempt Municipals
PERFORMANCE
The Fund posted positive returns for the year ended 8/31/2025 as interest rates fell at the short end of the U.S. Treasury yield curve, interest rates rose at the long end of the yield curve, and credit spreads generally tightened during the fiscal year.
Performance Trust Multisector Bond Fund	PAGE 1	TSR-AR-89834E195

Outperformance relative to the benchmark (Bloomberg U.S. Aggregate Bond Index) can be generally attributed to the Fund’s higher exposure, relative to the Index, to credit sensitive sectors which for the most part rallied during the fiscal year.
Investment Grade Corporates (IG), especially within the banking sector, Commercial Mortgage-Backed Securities (CMBS), Non-Agency Residential Mortgage-Backed Securities (RMBS) and High Yield (HY) Corporates all made strong contributions to the Fund’s outperformance. These sectors we consider less interest rate sensitive, yet they benefitted from both spread tightening and their positioning on the better performing front end of the U.S. Treasury curve. Outperformance was tempered somewhat by the Fund’s allocation to long-dated U.S. Treasuries and Taxable Municipal bonds.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (December 31, 2020 - August 31, 2025. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2020)
Institutional Class	5.66	3.28
Bloomberg U.S. Aggregate Bond Index	3.14	-0.85
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$351,856,726
Number of Holdings	293
Net Advisory Fee	$1,936,658
Portfolio Turnover	22%
Average Credit Quality	BBB+
Effective Duration	4.63 years
30-Day SEC Yield	5.04%
30-Day SEC Yield Unsubsidized	5.01%
Weighted Average Life	9.78 years
Distribution Yield	5.24%
Performance Trust Multisector Bond Fund	PAGE 2	TSR-AR-89834E195

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	4.7%
Wells Fargo Commercial Mortgage Trust	3.3%
First American Government Obligations Fund	3.2%
BANK	2.3%
Apidos CLO	2.2%
BBCMS Trust	2.1%
United States Treasury Strip Principal	2.0%
Benchmark Mortgage Trust	2.0%
Freddie Mac Multifamily Structured Pass Through Certificates	1.9%
Magnetite CLO Ltd.	1.9%

Top Sectors	(%)
Mortgage Securities	21.5%
Asset Backed Securities	18.7%
Financials**	15.6%
Consumer Discretionary*	12.5%
US Municipal	8.5%
Government	8.1%
Industrials*	4.7%
Health Care*	2.6%
Materials*	1.2%
Cash & Other	6.6%

Credit Breakdown**
AAA	11.0%
AA	16.7%
A	9.7%
BBB	32.7%
BB	19.5%
B	6.5%
CCC	1.3%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	2.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Multisector Bond Fund	PAGE 3	TSR-AR-89834E195

Performance Trust Short Term Bond ETF
STBF (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Performance Trust Short Term Bond ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Performance Trust Short Term Bond ETF	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR  AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
During the fiscal year, the yield curve steepened and pivoted around the 5-year point, with the yield on the 5-year U.S. Treasury relatively unchanged, short-dated Treasury yields lower, and long-dated Treasury yields meaningfully higher during the fiscal year.
While risk markets began and ended the fiscal year on solid footing, the market briefly experienced heightened volatility around the middle of the fiscal year as economic data began to undershoot market expectations and the market responded to increased uncertainty surrounding tariffs and the potential for trade wars. For example, from late February 2025 to early April 2025, high yield (HY) spreads widened nearly 2.00% (Source: Bloomberg).
The Fund has reduced allocations to sectors pricing off the now less attractive front part of the Treasury curve, such as Asset Backed Securities (ABS) and Collateralized Loan Obligations (CLOs), and added to its Investment Grade (IG) Corporates and HY Corporates and Non-Agency commercial mortgage-backed securities (CMBS)  exposures. Specifically, within IG Corporates, the Fund has been adding to its regional bank exposure. These sectors, while not materially longer, price off a better part of the yield curve and provide meaningful credit spreads.

Top Contributors
↑	Investment Grade Corporates
↑	High-Yield Corporates
↑	Non-Agency CMBS

Top Detractors
↓	U.S. Treasuries
PERFORMANCE
The Fund posted positive total returns for the period ended 8/31/2025 as interest rates fell at the short end of the U.S. Treasury yield curve, interest rates rose at the long end of the yield curve, and credit spreads generally tightened during the fiscal year. Outperformance relative to the benchmark (Bloomberg U.S. Aggregate 1-3 Year Index) can be attributed to nearly all the sectors within the Fund as the additional coupon income and tighter credit spreads led to total returns beyond what short-term Treasuries delivered (the Index’s main allocation).
Investment Grade Corporates (IG), High Yield Corporates (HY), and Non-Agency Commercial Mortgage-Backed Securities (CMBS) were the biggest contributors to the outperformance given this environment. U.S. Treasuries were the only sector within the  Fund that underperformed as a portion of that allocation is in longer-dated Treasuries  where higher rates subtracted from performance.
Performance Trust Short Term Bond ETF	PAGE 1	TSR-AR-89834G570

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (April 8, 2024 - August 31, 2025. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/08/2024)
Performance Trust Short Term Bond ETF NAV	5.64	6.33
Bloomberg U.S. Aggregate Bond Index	3.14	5.93
Bloomberg U.S. Aggregate 1-3 Year Index (USD)	4.65	5.71
Visit https://ptam.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$19,275,041
Number of Holdings	82
Net Advisory Fee	$100,617
Portfolio Turnover	44%
Average Credit Quality	A+
Effective Duration	2.48 years
30-Day SEC Yield	5.39%
30-Day SEC Yield Unsubsidized	5.39%
Weighted Average Life	4.43 years
Distribution Yield	5.27%
Performance Trust Short Term Bond ETF	PAGE 2	TSR-AR-89834G570

WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
Freddie Mac Multifamily Structured Pass Through Certificates	8.2%
BANK5	6.8%
United States Treasury Bill	5.1%
Morgan Stanley Bank of America Merrill Lynch Trust	4.2%
American Credit Acceptance Receivables Trust	4.0%
United States Treasury Notes/Bonds	3.8%
Wells Fargo Commercial Mortgage Trust	3.5%
BBCMS Trust	2.7%
Morgan Stanley Capital I, Inc.	2.7%
GLS Auto Receivables Trust	2.6%

Top Sectors*	(%)
Mortgage Securities	34.5%
Asset Backed Securities	31.5%
Financials*	7.4%
Government	5.2%
Consumer Discretionary*	4.0%
US Municipal	3.0%
Industrials*	2.6%
Health Care*	1.9%
Communications*	1.0%
Cash & Other	8.9%

Credit Breakdown**
AAA	30.3%
AA	28.1%
A	7.8%
BBB	20.4%
BB	8.3%
B	3.9%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	1.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Short Term Bond ETF	PAGE 3	TSR-AR-89834G570

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 7, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2025	FYE 8/31/2024
(a) Audit Fees	$97,500	$94,850
(b) Audit-Related Fees	0	0
(c) Tax Fees	12,000	12,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PERFORMANCE TRUST FUNDS
Performance Trust Total Return Bond Fund
Performance Trust Municipal Bond Fund
Performance Trust Multisector Bond Fund
Performance Trust Short Term Bond ETF
Annual Financial Statements and Additional Information
August 31, 2025

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

	Par	Value
MUNICIPAL BONDS - 23.2%
Alabama - 0.0%(a)
Baldwin County Public Building Authority, 2.00%, 03/01/2046	$1,260,000	$713,461
Alaska - 0.0%(a)
Alaska Municipal Bond Bank Authority, 3.03%, 12/01/2041	4,100,000	3,105,900
Arizona - 0.0%(a)
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	3,995,000	3,835,113
California - 4.9%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039(b)	5,550,000	2,992,788
Alameda Corridor Transportation Authority, 0.00%, 10/01/2038(b)	2,050,000	1,075,032
Alameda County Joint Powers Authority, 7.05%, 12/01/2044	31,000,000	34,861,276
Alvord Unified School District, 0.00%, 08/01/2046(b)	2,105,000	2,419,011
Bakersfield City School District, 0.00%, 05/01/2047(b)	9,765,000	7,107,230
Bay Area Toll Authority
6.92%, 04/01/2040	7,180,000	8,034,038
6.26%, 04/01/2049	12,010,000	12,481,257
7.04%, 04/01/2050	3,455,000	3,898,075
6.91%, 10/01/2050	6,850,000	7,663,143
California Health Facilities Financing Authority, 5.00%, 11/01/2047	12,000,000	12,361,111
California Infrastructure & Economic Development Bank, 9.50%, 01/01/2065(c)(d)	10,400,000	9,563,199
Campbell Union School District, 0.00%, 08/01/2040(b)	4,600,000	2,375,696
City of Fresno, CA Water System Revenue, 6.75%, 06/01/2040	1,985,000	2,170,627
City of Los Angeles, CA Department of Airports
1.88%, 05/15/2030	230,000	202,106
7.05%, 05/15/2040	15,620,000	17,924,370
City of Los Angeles, CA Wastewater System Revenue, 5.81%, 06/01/2040	15,110,000	15,704,228
City of Ontario, CA, 3.78%, 06/01/2038	3,000,000	2,662,446
City of San Francisco, CA Public Utilities Commission Water Revenue, 6.95%, 11/01/2050	5,000,000	5,520,318
Contra Costa Community College District, 6.50%, 08/01/2034	2,470,000	2,657,504
Cucamonga Valley Water District Financing Authority, 3.01%, 09/01/2042	5,000,000	3,822,353

	Par	Value
Dry Creek Joint Elementary School District, 0.00%, 08/01/2038(b)	$3,640,000	$2,094,457
East Bay Municipal Utility District Water System Revenue, 5.87%, 06/01/2040	23,755,000	25,108,368
East Side Union High School District, 5.32%, 04/01/2036	5,920,000	6,008,323
Fullerton Public Financing Authority, 7.75%, 05/01/2031	895,000	979,844
Glendora Unified School District, 0.00%, 08/01/2039(b)	5,175,000	2,860,862
Golden State Tobacco Securitization Corp., 3.00%, 06/01/2046	8,750,000	7,756,227
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	15,350,000	14,801,980
Lakeside Union School District, 0.00%, 08/01/2040(b)	4,000,000	2,083,985
Los Angeles Community College District, CA
6.60%, 08/01/2042	13,620,000	14,536,099
6.75%, 08/01/2049	8,045,000	8,733,816
Los Angeles Department of Water & Power
6.57%, 07/01/2045	18,900,000	19,791,105
6.60%, 07/01/2050	23,010,000	23,868,190
Northern California Sanitation Agencies Financing Authority, 6.33%, 08/01/2040	13,320,000	14,491,891
Orange County Sanitation District, 5.58%, 02/01/2040	1,000,000	1,026,353
Paramount Unified School District, 3.27%, 08/01/2051	13,425,000	9,094,322
Perris Union High School District, 2.70%, 09/01/2042	3,000,000	2,152,337
Poway Unified School District, 0.00%, 08/01/2040(b)	12,000,000	6,235,285
Riverside County Infrastructure Financing Authority, 3.19%, 11/01/2041	4,755,000	3,686,985
Riverside County Transportation Commission Sales Tax Revenue, 6.81%, 06/01/2039	15,505,000	17,284,613
San Diego County Regional Transportation Commission, 5.91%, 04/01/2048	13,960,000	13,972,112
San Diego Unified School District
0.00%, 07/01/2039(b)	1,495,000	846,377
0.00%, 07/01/2041(b)	8,500,000	4,232,205
0.00%, 07/01/2044(b)	3,000,000	1,241,345
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.82%, 10/01/2040	16,035,000	16,568,202
San Francisco City & County Redevelopment Financing Authority, 0.00%, 08/01/2036(b)	5,240,000	3,061,988

The accompanying notes are an integral part of these financial statements.

1

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
State of California
7.55%, 04/01/2039	$20,000,000	$24,020,446
7.60%, 11/01/2040	28,000,000	34,164,903
University of California
4.86%, 05/15/2112	22,360,000	18,568,062
4.77%, 05/15/2115	23,732,000	19,336,501
Yuba Community College District, 0.00%, 08/01/2038(b)	5,055,000	2,986,933
		477,089,924
Colorado - 0.5%
Board of Governors of Colorado State University System, 6.06%, 03/01/2040	3,730,000	3,900,867
City of Aurora, CO Water Revenue, 2.72%, 08/01/2046	890,000	590,630
City of Colorado Springs, CO Utilities System Revenue
5.55%, 11/15/2039	5,875,000	6,035,130
6.01%, 11/15/2039	1,000,000	1,063,490
6.62%, 11/15/2040	14,860,000	16,689,875
City of Fountain, CO Electric Water & Wastewater Utility Enterprise Revenue, 3.20%, 12/01/2043	2,655,000	2,003,354
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	1,410,000	1,397,373
Colorado Health Facilities Authority, 3.85%, 11/01/2049	2,030,000	1,532,293
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	15,560,000	15,623,389
State of Colorado, 6.65%, 09/15/2045	3,500,000	3,802,943
		52,639,344
District of Columbia - 0.6%
District of Columbia Water & Sewer Authority, 4.81%, 10/01/2114	23,106,000	19,450,469
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
7.46%, 10/01/2046	7,400,000	8,742,081
8.00%, 10/01/2047	27,815,000	34,063,907
		62,256,457
Florida - 1.2%
City of Gainesville, FL
0.00%, 10/01/2028(b)	1,400,000	1,233,434
3.05%, 10/01/2040	10,840,000	8,519,171
City of Gainesville, FL Utilities System Revenue
5.66%, 10/01/2039	8,025,000	8,295,058
6.02%, 10/01/2040	32,020,000	34,220,142

	Par	Value
County of Miami-Dade, FL
0.00%, 10/01/2045(b)	$16,110,000	$5,907,725
0.00%, 10/01/2042(b)	19,460,000	8,677,896
0.00%, 10/01/2044(b)	51,500,000	19,951,146
County of Miami-Dade, FL Transit System, 5.62%, 07/01/2040	18,645,000	19,236,526
JEA Water & Sewer System Revenue
5.89%, 10/01/2040	1,000,000	1,032,596
3.00%, 10/01/2041	5,045,000	4,130,612
		111,204,306
Georgia - 0.1%
County of Fulton, GA, 5.15%, 07/01/2039	2,410,000	2,438,793
Tift County Hospital Authority, 2.98%, 12/01/2042	2,950,000	2,187,650
		4,626,443
Hawaii - 0.1%
City & County Honolulu, HI Wastewater System Revenue, 2.57%, 07/01/2041	5,000,000	3,684,013
State of Hawaii, 2.83%, 10/01/2039	3,950,000	3,048,100
		6,732,113
Illinois - 0.5%
Chicago O’Hare International Airport, 6.40%, 01/01/2040	25,935,000	28,632,920
Illinois Finance Authority, 3.51%, 05/15/2041	7,000,000	5,538,828
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2036(b)	4,025,000	2,526,986
0.00%, 06/15/2038(b)	2,750,000	1,523,706
0.00%, 06/15/2043(b)	9,960,000	4,026,136
0.00%, 06/15/2045(b)	23,055,000	8,333,850
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	1,000,000	1,033,006
		51,615,432
Indiana - 0.6%
Indiana Finance Authority, 6.60%, 02/01/2039	34,760,000	38,480,891
Indianapolis Local Public Improvement Bond Bank
2.47%, 01/01/2040	9,500,000	7,282,459
6.12%, 01/15/2040	14,620,000	15,263,448
		61,026,798
Kansas - 0.0%(a)
Kansas Development Finance Authority, 4.93%, 04/15/2045	2,040,000	1,951,468
Kentucky - 0.2%
County of Warren, KY, 4.40%, 12/01/2038	3,100,000	2,951,787

The accompanying notes are an integral part of these financial statements.

2

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Louisville and Jefferson County Metropolitan Sewer District
5.98%, 05/15/2040	$4,140,000	$4,318,741
2.25%, 05/15/2044	5,215,000	3,233,797
University of Kentucky, 5.70%, 11/01/2039	6,250,000	6,437,135
		16,941,460
Louisiana - 0.1%
City of New Orleans, LA Sewerage Service Revenue, 2.84%, 06/01/2041	2,500,000	1,872,070
City of New Orleans, LA Water System Revenue
2.89%, 12/01/2041	5,400,000	4,124,339
2.99%, 12/01/2045	5,060,000	3,545,795
East Baton Rouge Sewerage Commission, 2.44%, 02/01/2039	2,500,000	1,928,248
		11,470,452
Maine - 0.2%
City of Portland, ME
2.50%, 04/01/2039	1,760,000	1,365,657
2.50%, 04/01/2040	1,760,000	1,318,119
2.50%, 04/01/2041	1,760,000	1,275,709
Maine Health & Higher Educational Facilities Authority, 3.12%, 07/01/2043	14,270,000	10,309,751
		14,269,236
Maryland - 0.2%
Maryland Economic Development Corp., 5.43%, 05/31/2056	3,800,000	3,593,592
Maryland Health & Higher Educational Facilities Authority, 3.05%, 07/01/2040	10,000,000	7,682,295
Maryland Stadium Authority, 2.81%, 05/01/2040	7,000,000	5,450,519
		16,726,406
Massachusetts - 0.5%
Commonwealth of Massachusetts
5.46%, 12/01/2039	13,185,000	13,414,895
2.38%, 09/01/2043	3,250,000	2,240,148
Commonwealth of Massachusetts Transportation Fund Revenue, 5.73%, 06/01/2040	12,755,000	13,094,315
Massachusetts School Building Authority, 5.72%, 08/15/2039	20,405,000	21,171,247
Massachusetts State College Building Authority, 5.93%, 05/01/2040	550,000	570,051
		50,490,656

	Par	Value
Michigan - 1.0%
City of Detroit, MI, 4.00%, 04/01/2044(e)	$8,650,568	$6,799,058
Detroit City School District, 7.75%, 05/01/2039	25,800,000	29,818,626
Michigan Finance Authority
3.27%, 06/01/2039	17,425,000	16,364,499
3.56%, 06/15/2045	5,215,000	3,982,134
Michigan State University, 4.17%, 08/15/2122	24,213,000	17,212,416
Plymouth-Canton Community School District, 3.00%, 05/01/2040	1,675,000	1,391,922
University of Michigan, 4.45%, 04/01/2122	24,976,000	19,343,680
Western School District, 2.90%, 05/01/2040	1,500,000	1,149,791
		96,062,126
Minnesota - 0.3%
Southern Minnesota Municipal Power Agency, 5.93%, 01/01/2043	1,450,000	1,488,413
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	17,040,000	18,564,758
White Bear Lake Independent School District No. 624, 3.00%, 02/01/2044	8,330,000	6,458,334
		26,511,505
Mississippi - 0.1%
Mississippi Development Bank, 5.46%, 10/01/2036	4,730,000	4,801,247
Missouri - 0.2%
Kansas City Land Clearance Redevelopment Authority, 6.40%, 10/15/2040(c)	7,850,000	7,570,586
Missouri Joint Municipal Electric Utility Commission, 6.89%, 01/01/2042	11,845,000	12,860,575
		20,431,161
Nebraska - 0.2%
Lancaster County School District 001, 3.00%, 01/15/2043	6,075,000	4,746,027
Omaha Public Power District, 3.00%, 02/01/2046	10,000,000	7,294,862
West Haymarket Joint Public Agency, 6.75%, 12/15/2045	5,000,000	5,525,491
		17,566,380
Nevada - 0.2%
County of Clark Department of Aviation, 6.82%, 07/01/2045	19,715,000	21,885,389

The accompanying notes are an integral part of these financial statements.

3

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Hampshire - 0.2%
New Hampshire Business Finance Authority, 3.28%, 10/01/2037	$4,785,000	$3,149,372
New Hampshire State Turnpike System, 6.01%, 11/01/2039	16,745,000	17,652,507
		20,801,879
New Jersey - 0.9%
Bergen County Improvement Authority, 5.76%, 06/01/2040	1,980,000	2,065,339
City of Bayonne, NJ, 2.81%, 07/01/2039	5,725,000	4,441,170
Clifton Board of Education, 2.13%, 08/15/2044	4,560,000	2,760,887
County of Essex, NJ, 2.00%, 09/01/2044	3,560,000	2,175,513
New Jersey Institute of Technology, 3.42%, 07/01/2042	6,455,000	5,079,323
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2039(b)	30,000,000	15,647,268
0.00%, 12/15/2040(b)	10,145,000	4,973,459
6.56%, 12/15/2040	2,850,000	3,151,790
New Jersey Turnpike Authority
7.41%, 01/01/2040	20,442,000	24,573,400
7.10%, 01/01/2041	17,054,000	19,683,121
		84,551,270
New York - 1.4%
City of New York, NY, 5.97%, 03/01/2036	1,645,000	1,726,175
Long Island Power Authority, 5.85%, 05/01/2041	9,250,000	9,297,702
Metropolitan Transportation Authority
7.34%, 11/15/2039	27,965,000	32,846,277
6.69%, 11/15/2040	1,175,000	1,257,040
New York City Industrial Development Agency, 2.44%, 01/01/2036	5,895,000	4,568,935
New York City Municipal Water Finance Authority
5.75%, 06/15/2041	12,480,000	12,717,522
5.72%, 06/15/2042	5,650,000	5,685,549
6.01%, 06/15/2042	15,900,000	16,496,527
5.88%, 06/15/2044	2,505,000	2,533,303
New York Liberty Development Corp.
3.00%, 02/15/2042	5,500,000	4,305,814
2.75%, 02/15/2044	12,500,000	8,729,878
New York State Dormitory Authority, 5.10%, 08/01/2034	1,875,000	1,704,464
Triborough Bridge & Tunnel Authority, 5.50%, 11/15/2039	29,655,000	30,262,764

	Par	Value
Western Nassau County Water Authority, 2.96%, 04/01/2041	$1,500,000	$1,155,422
		133,287,372
Ohio - 0.8%
American Municipal Power, Inc.
6.05%, 02/15/2043	13,670,000	13,984,464
6.45%, 02/15/2044	18,045,000	19,063,433
8.08%, 02/15/2050	9,575,000	11,976,416
County of Hamilton, OH, 3.76%, 06/01/2042	11,955,000	9,722,722
Ohio Higher Educational Facility Commission, 4.50%, 12/01/2026	2,740,000	2,714,200
Ohio State University, 4.80%, 06/01/2111	23,065,000	18,992,978
		76,454,213
Oklahoma - 0.4%
Oklahoma Development Finance Authority
5.45%, 08/15/2028	7,670,000	7,524,899
5.27%, 10/01/2042	9,096,301	9,273,495
4.62%, 06/01/2044	5,000,000	4,851,104
Oklahoma Municipal Power Authority
2.55%, 01/01/2036	2,390,000	1,968,631
2.80%, 01/01/2041	15,500,000	12,070,005
6.44%, 01/01/2045	800,000	843,681
		36,531,815
Oregon - 0.2%
Clackamas & Washington Counties School District No. 3, 0.00%, 06/15/2038(b)	1,900,000	1,044,881
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, 0.00%, 06/15/2039(b)	9,500,000	4,808,098
Salem-Keizer School District No. 24J
0.00%, 06/15/2039(b)	3,000,000	1,545,137
0.00%, 06/15/2040(b)	12,395,000	5,913,452
State of Oregon, 5.38%, 08/01/2039	3,245,000	3,293,156
Tri-County Metropolitan Transportation District of Oregon, 2.86%, 09/01/2041	750,000	582,499
		17,187,223
Pennsylvania - 1.0%
Berks County Industrial Development Authority, 4.45%, 05/15/2027	545,000	543,095
Commonwealth Financing Authority, 3.53%, 06/01/2042	3,160,000	2,617,403
Montgomery County Industrial Development Authority, 3.15%, 11/15/2028	10,000,000	9,268,801

The accompanying notes are an integral part of these financial statements.

4

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Pennsylvania Economic Development Financing Authority, 3.14%, 06/15/2042	$7,615,000	$5,814,254
Pennsylvania Turnpike Commission
6.11%, 12/01/2039	37,685,000	40,719,927
3.00%, 12/01/2042	9,830,000	7,692,500
5.51%, 12/01/2045	1,535,000	1,514,018
5.56%, 12/01/2049	13,490,000	13,153,609
Union County Hospital Authority, 4.40%, 08/01/2028	665,000	667,440
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.56%, 09/15/2119	31,069,000	19,341,705
		101,332,752
Puerto Rico - 0.1%
Commonwealth of Puerto Rico, 0.00%, 11/01/2043(b)(e)	1,899,084	1,194,049
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	6,813,584	6,579,117
Puerto Rico Highway & Transportation Authority, 0.00%, 07/01/2026(b)	7,000,000	6,433,000
		14,206,166
Rhode Island - 0.0%(a)
State of Rhode Island, 2.25%, 08/01/2041	1,550,000	1,052,348
South Carolina - 0.1%
South Carolina Public Service Authority, 6.45%, 01/01/2050	6,425,000	6,867,546
Tennessee - 0.6%
County of Putnam, TN
2.00%, 04/01/2038	4,115,000	3,065,204
2.00%, 04/01/2039	4,195,000	3,016,193
2.13%, 04/01/2041	4,360,000	2,963,371
Metropolitan Government Nashville & Davidson County Sports Authority, 5.60%, 07/01/2056	13,200,000	12,950,468
Metropolitan Government of Nashville & Davidson County, 1.75%, 01/01/2037	34,350,000	25,194,021
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, 6.69%, 07/01/2041	1,500,000	1,643,867
New Memphis Arena Public Building Authority
0.00%, 04/01/2044(b)	6,020,000	2,168,517
0.00%, 04/01/2045(b)	6,000,000	2,034,843
0.00%, 04/01/2046(b)	4,900,000	1,564,257
Tennessee State School Bond Authority, 2.66%, 11/01/2045	11,670,000	7,859,340
		62,460,081

	Par	Value
Texas - 3.7%
Austin Independent School District
1.88%, 08/01/2038	$12,265,000	$8,733,328
5.25%, 08/01/2043	5,000,000	5,330,868
5.25%, 08/01/2045	3,000,000	3,168,532
Central Texas Regional Mobility Authority, 3.27%, 01/01/2045	4,310,000	3,151,997
City of Dallas, TX
0.00%, 02/15/2032(b)	15,000,000	11,322,707
0.00%, 02/15/2034(b)	14,315,000	9,600,814
City of Fort Worth, TX Drainage Utility System Revenue, 2.25%, 02/15/2044	4,590,000	3,017,789
City of Frisco, TX
2.00%, 02/15/2039	4,835,000	3,487,476
2.00%, 02/15/2040	4,925,000	3,403,632
City of Houston, TX
6.29%, 03/01/2032	655,000	699,895
5.54%, 03/01/2037	7,100,000	7,601,193
City of Irving, TX, 7.38%, 08/15/2044	3,500,000	3,500,681
City of San Antonio, TX Electric & Gas Systems Revenue
5.99%, 02/01/2039	25,116,000	26,336,351
5.72%, 02/01/2041	22,345,000	22,600,316
Colony Economic Development Corp., 7.25%, 10/01/2042	5,000,000	4,842,204
County of Bexar, TX, 3.03%, 08/15/2041	1,575,000	1,187,159
Dallas Area Rapid Transit
2.82%, 12/01/2042	5,000,000	3,796,964
6.00%, 12/01/2044	17,505,000	17,941,186
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	24,295,000	27,145,800
Dallas County Hospital District, 5.62%, 08/15/2044	2,965,000	2,965,712
Dallas Fort Worth International Airport
3.09%, 11/01/2040	18,265,000	14,678,355
5.00%, 11/01/2042	1,225,000	1,162,708
Downtown Dallas Development Authority, 0.00%, 08/15/2036(b)	6,730,000	3,869,535
Elgin Independent School District, 3.00%, 08/01/2046	4,000,000	2,962,326
Forney Independent School District
2.50%, 08/15/2039	7,330,000	5,670,085
2.50%, 08/15/2040	7,300,000	5,488,394
2.50%, 08/15/2041	4,385,000	3,194,905
Fort Bend Grand Parkway Toll Road Authority, 3.00%, 03/01/2039	2,150,000	1,837,091
Frenship Independent School District, 3.00%, 02/15/2046	7,000,000	5,211,499
Godley Independent School District, 3.00%, 02/15/2046	15,460,000	11,472,677

The accompanying notes are an integral part of these financial statements.

5

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Grand Parkway Transportation Corp., 5.18%, 10/01/2042	$8,005,000	$7,956,615
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 2.99%, 11/01/2041	10,000,000	7,758,613
New Hope Cultural Education Facilities Corp., 4.00%, 08/01/2026(f)	169,148	0
North Texas Tollway Authority
8.41%, 02/01/2030	3,743,000	4,070,954
6.72%, 01/01/2049	32,288,000	35,445,434
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(c)	10,500,000	9,389,344
Port of Beaumont Navigation District, 10.00%, 07/01/2026(c)	6,500,000	6,539,888
Stafford Municipal School District, 3.08%, 08/15/2041	1,525,000	1,197,026
State of Texas
2.13%, 08/01/2037	3,430,000	2,677,649
5.52%, 04/01/2039	39,005,000	40,743,125
Texas Public Finance Authority
2.47%, 02/01/2040	1,100,000	797,169
2.96%, 02/01/2041	1,455,000	1,123,541
Texas Water Development Board, 3.00%, 10/15/2045	11,435,000	8,681,956
Westwood Independent School District, 3.00%, 02/15/2047	3,565,000	2,628,390
		354,391,883
Utah - 0.1%
City of Ogden City, UT Sewer & Water Revenue, 3.00%, 06/15/2045	3,100,000	2,254,854
County of Salt Lake, UT Convention Hotel Revenue, 5.75%, 10/01/2047(c)	5,000,000	4,278,809
		6,533,663
Virginia - 0.5%
Hampton Roads Sanitation District, 2.78%, 02/01/2039	1,300,000	1,039,730
University of Virginia
6.20%, 09/01/2039	9,720,000	10,620,027
4.18%, 09/01/2117	26,130,000	19,137,865
3.23%, 09/01/2119	27,660,000	15,643,849
Virginia Housing Development Authority
3.90%, 04/01/2042	3,155,000	2,670,777
2.96%, 09/01/2045	1,205,000	854,169
		49,966,417
Washington - 1.3%
Central Puget Sound Regional Transit Authority, 5.49%, 11/01/2039	36,140,000	36,994,556

	Par	Value
City of Tacoma, WA Water Revenue
5.75%, 12/01/2039	$20,000,000	$20,719,902
5.62%, 12/01/2040	6,740,000	6,859,094
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, 5.50%, 09/01/2040	8,750,000	8,657,366
King County Housing Authority
3.00%, 11/01/2039	3,600,000	2,971,989
3.00%, 06/01/2040	19,040,000	14,904,723
3.00%, 08/01/2040	5,385,000	4,221,441
NJB Properties, 5.51%, 12/01/2036	6,580,000	6,957,607
University of Washington, 6.06%, 07/01/2039	10,660,000	11,538,869
Washington Biomedical Research Facilities 3, 6.52%, 07/01/2042	5,220,000	5,677,555
Washington State University, 7.40%, 04/01/2041	4,000,000	4,613,405
		124,116,507
Wisconsin - 0.2%
County of Marathon, WI
2.00%, 02/01/2037	2,380,000	1,790,250
2.00%, 02/01/2038	2,635,000	1,910,154
2.00%, 02/01/2039	2,565,000	1,777,954
Milwaukee Redevelopment Authority, 0.00%, 04/01/2039(b)	1,000,000	474,076
Public Finance Authority
7.50%, 06/01/2029(c)	5,750,000	5,561,815
5.29%, 07/01/2029	8,000,000	8,192,087
4.15%, 05/15/2031	3,635,000	3,635,953
		23,342,289
TOTAL MUNICIPAL BONDS (Cost $2,335,146,670)		2,247,036,201
CORPORATE BONDS - 19.1%
Aerospace & Defense - 0.2%
Moog, Inc., 4.25%, 12/15/2027(c)	10,393,000	10,238,737
TransDigm, Inc.
6.38%, 03/01/2029(c)	500,000	512,554
6.63%, 03/01/2032(c)	5,000,000	5,155,095
6.38%, 05/31/2033(c)	2,500,000	2,539,798
6.25%, 01/31/2034(c)	500,000	513,243
6.75%, 01/31/2034(c)	750,000	774,554
		19,733,981
Automobile Components - 0.3%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	7,970,000	7,802,752
Dana, Inc.
5.63%, 06/15/2028	6,065,000	6,065,708
4.50%, 02/15/2032	4,208,000	4,140,987
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032(c)	5,150,000	5,389,563
Phinia, Inc., 6.63%, 10/15/2032(c)	5,399,000	5,549,443
		28,948,453

The accompanying notes are an integral part of these financial statements.

6

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Automobiles - 0.1%
Thor Industries, Inc., 4.00%, 10/15/2029(c)	$8,850,000	$8,368,697
Banks - 4.2%
Atlantic Union Bankshares Corp., 2.88% to 12/15/2026 then 3 mo. Term SOFR + 1.86%, 12/15/2031	5,000,000	4,396,814
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032(c)	7,000,000	7,699,342
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035(c)	5,000,000	4,967,934
Bank of America Corp., 5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	4,500,000	4,610,856
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	15,000,000	13,214,242
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	14,675,000	13,427,625
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	20,050,000	20,109,508
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035(c)	10,471,000	10,980,921
Byline Bancorp, Inc., 6.88% to 08/15/2030 then 3 mo. Term SOFR + 3.22%, 08/15/2035(c)	6,500,000	6,488,981
Central Pacific Financial Corp., 4.75% to 11/01/2025 then 3 mo. Term SOFR + 4.56%, 11/01/2030	5,000,000	4,929,970
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031(c)	3,000,000	2,778,031
Commonwealth Bank of Australia
5.84%, 03/13/2034(c)	5,000,000	5,232,438
5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046(c)	5,000,000	5,068,339
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	3,000,000	3,258,515
EQUITY BANCSHRES, 7.13%, 08/01/2035	2,750,000	2,753,103
Fifth Third Bancorp, 8.25%, 03/01/2038	10,000,000	12,253,287
First Busey Corp., 5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	5,000,000	4,615,447
First Citizens BancShares, Inc./NC, 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	10,000,000	10,068,890

	Par	Value
First Financial Bancorp., 9.28% (3 mo. Term SOFR + 5.09%), 05/15/2030	$10,500,000	$10,497,841
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	5,000,000	5,109,715
First Mid Bancshares, Inc., 3.95% to 10/15/2025 then 3 mo. Term SOFR + 3.83%, 10/15/2030	5,300,000	5,235,367
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(c)	15,550,000	15,793,982
Firstbank, 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	9,500,000	9,500,000
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	7,850,000	8,002,965
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	11,750,000	11,127,374
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	18,436,000	16,233,201
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	1,000,000	1,029,869
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	11,500,000	11,847,809
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	10,000,000	10,926,954
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035	3,000,000	3,080,422
Mercantile Bank Corp., 3.25% to 01/30/2027 then 3 mo. Term SOFR + 2.12%, 01/30/2032	7,000,000	6,423,701
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037(c)	9,500,000	8,542,018
NatWest Group PLC, 6.48% to 06/01/2029 then 5 yr. CMT Rate + 2.20%, 06/01/2034	1,000,000	1,051,183
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	4,000,000	3,776,345
Old National Bank/Evansville IN, 5.88%, 09/29/2026	7,515,000	7,588,500
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	17,000,000	17,000,000
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000,000	5,213,378
Regions Bank, 6.45%, 06/26/2037	15,677,000	16,949,574

The accompanying notes are an integral part of these financial statements.

7

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	$8,030,000	$7,292,961
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	9,900,000	8,926,006
Southside Bancshares, Inc.
3.88% to 11/15/2025 then 3 mo. Term SOFR + 3.66%, 11/15/2030	5,000,000	4,977,190
7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035	7,900,000	7,990,627
SouthState Corp., 7.00% to 06/13/2030 then SOFR + 3.19%, 06/13/2035	10,500,000	10,857,266
Synovus Bank, 4.00% to 10/29/2025 then 5 yr. CMT Rate + 3.63%, 10/29/2030	6,000,000	5,963,983
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	4,000,000	4,194,294
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	10,942,000	10,769,817
Texas Capital Bank, 5.25%, 01/31/2026	5,250,000	5,245,420
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	4,750,000	4,263,278
Trustmark Corp., 3.63% to 12/01/2025 then 3 mo. Term SOFR + 3.39%, 12/01/2030	6,500,000	6,416,661
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	6,150,000	6,103,860
Wintrust Financial Corp., 4.85%, 06/06/2029	7,200,000	7,143,137
WSFS Financial Corp., 2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	5,470,000	5,144,304
		407,073,245
Beverages - 0.1%
Coca-Cola Co., 5.40%, 05/13/2064	15,000,000	14,450,392
Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	11,398,000	10,021,244
5.50%, 03/15/2064	8,000,000	7,695,265
Gilead Sciences, Inc., 4.80%, 04/01/2044	3,000,000	2,740,889
		20,457,398

	Par	Value
Broadline Retail - 0.1%
Amazon.com, Inc., 3.25%, 05/12/2061	$11,310,000	$7,304,002
Building Products - 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030(c)	11,250,000	11,145,555
4.25%, 02/01/2032(c)	7,800,000	7,335,977
6.75%, 05/15/2035(c)	1,850,000	1,931,591
Masterbrand, Inc., 7.00%, 07/15/2032(c)	3,000,000	3,110,907
Standard Building Solutions, Inc., 6.25%, 08/01/2033(c)	3,750,000	3,832,448
		27,356,478
Capital Markets - 0.3%
Ares Capital Corp.
3.20%, 11/15/2031	14,773,000	13,163,502
5.80%, 03/08/2032	7,250,000	7,372,152
Brookfield Corp., 7.38%, 03/01/2033	3,000,000	3,437,651
MSCI, Inc., 3.63%, 11/01/2031(c)	11,450,000	10,670,822
		34,644,127
Chemicals - 0.1%
Avient Corp., 6.25%, 11/01/2031(c)	8,122,000	8,278,617
Commercial Services & Supplies - 0.1%
Central Storage Safety Project Trust, 4.82%, 02/01/2038(c)	5,145,280	4,933,449
Cimpress PLC, 7.38%, 09/15/2032(c)	2,500,000	2,511,797
		7,445,246
Communications Equipment - 0.0%(a)
Cisco Systems, Inc., 5.35%, 02/26/2064	3,000,000	2,874,030
Construction Materials - 0.0%(a)
QuikreteHoldings, Inc.
6.38%, 03/01/2032(c)	2,000,000	2,063,886
6.75%, 03/01/2033(c)	1,500,000	1,555,984
		3,619,870
Consumer Finance - 0.8%
Ally Financial, Inc.
6.70%, 02/14/2033	16,294,000	16,930,771
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	2,000,000	1,984,981
Credit Acceptance Corp., 6.63%, 03/15/2030(c)	4,821,000	4,892,587
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	7,324,000	7,799,689
7.12%, 11/07/2033	10,250,000	10,718,687
General Motors Financial Co., Inc.
5.95%, 04/04/2034	3,750,000	3,844,872
5.45%, 09/06/2034	7,000,000	6,934,564

The accompanying notes are an integral part of these financial statements.

8

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Finance - (Continued)
OneMainFinance Corp.
3.88%, 09/15/2028	$2,645,000	$2,537,569
6.63%, 05/15/2029	9,500,000	9,780,336
5.38%, 11/15/2029	8,853,000	8,759,086
6.13%, 05/15/2030	1,500,000	1,522,401
7.13%, 09/15/2032	4,250,000	4,426,001
		80,131,544
Containers & Packaging - 0.4%
Ball Corp., 5.50%, 09/15/2033	4,100,000	4,151,779
Berry Global, Inc., 5.65%, 01/15/2034	16,102,000	16,745,706
Graphic Packaging International, LLC, 3.75%, 02/01/2030(c)	14,683,000	13,800,882
Sealed Air Corp., 5.00%, 04/15/2029(c)	1,849,000	1,835,426
		36,533,793
Distributors - 0.0%(a)
Genuine Parts Co., 2.75%, 02/01/2032	5,000,000	4,419,652
Diversified Consumer Services - 2.3%
California Institute of Technology
4.70%, 11/01/2111	16,053,000	12,942,396
4.28%, 09/01/2116	3,800,000	2,747,757
3.65%, 09/01/2119	8,698,000	5,498,952
Case Western Reserve University, 5.41%, 06/01/2122	18,780,000	17,509,364
Claremont Mckenna College, 3.78%, 01/01/2122	16,026,000	10,163,125
Massachusetts Institute of Technology
7.25%, 11/02/2096	2,750,000	3,292,458
5.60%, 07/01/2111	18,680,000	18,299,154
4.68%, 07/01/2114	22,861,000	18,998,374
3.89%, 07/01/2116	27,233,000	18,684,912
Nature Conservancy
1.71%, 07/01/2031	1,250,000	1,055,277
1.81%, 07/01/2032	1,150,000	943,876
1.86%, 07/01/2033	532,000	419,405
Prime Security Services Borrower, LLC
5.75%, 04/15/2026(c)	807,000	811,250
3.38%, 08/31/2027(c)	8,670,000	8,406,868
6.25%, 01/15/2028(c)	2,870,000	2,871,768
Service Corp. International, 4.00%, 05/15/2031	9,144,000	8,603,158
Trustees of the University of Pennsylvania
4.67%, 09/01/2112	16,424,000	13,369,866
3.61%, 02/15/2119	27,778,000	17,556,606
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., 2.15%, 02/01/2031	4,565,000	4,121,206

	Par	Value
University of Southern California
5.25%, 10/01/2111	$21,972,000	$20,097,842
3.23%, 10/01/2120	19,679,000	11,160,915
Washington University, 4.35%, 04/15/2122	24,871,000	18,694,564
YMCA of Greater New York, 2.30%, 08/01/2026	5,730,000	5,596,909
		221,846,002
Diversified REITs - 0.1%
Global Net Lease, Inc.
3.75%, 12/15/2027(c)	1,650,000	1,601,179
4.50%, 09/30/2028(c)	5,000,000	4,857,828
		6,459,007
Electric Utilities - 0.5%
Brazos Securitization LLC, 5.41%, 09/01/2050(c)	9,700,000	9,124,122
Denton County Electric Cooperative, Inc., Series 2022, 5.32%, 02/15/2048(c)	17,000,000	16,283,397
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	20,000,000	19,768,636
		45,176,155
Electrical Equipment - 0.3%
Regal Rexnord Corp.
6.30%, 02/15/2030	1,906,000	2,019,617
6.40%, 04/15/2033	5,850,000	6,226,919
Sensata Technologies BV, 4.00%, 04/15/2029(c)	10,405,000	9,974,255
Sensata Technologies, Inc.
4.38%, 02/15/2030(c)	10,338,000	9,960,224
3.75%, 02/15/2031(c)	2,955,000	2,718,526
6.63%, 07/15/2032(c)	3,500,000	3,617,985
		34,517,526
Electronic Equipment, Instruments & Components - 0.3%
CDW Finance Corp.
3.25%, 02/15/2029	4,000,000	3,827,694
5.55%, 08/22/2034	8,087,000	8,196,094
Corning, Inc., 5.75%, 08/15/2040	18,803,000	19,281,094
		31,304,882
Financial Services - 0.2%
American AGcredit FLCA, 3.38% to 06/15/2031 then SOFR + 2.12%, 06/15/2036(c)	10,000,000	8,478,806
Compeer Financial FLCA
2.75% to 06/01/2026 then 3 mo. Term SOFR + 2.03%, 06/01/2031(c)	5,000,000	4,780,224
3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036(c)	4,750,000	3,771,892
		17,030,922

The accompanying notes are an integral part of these financial statements.

9

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Food Products - 0.2%
Mars, Inc.
2.38%, 07/16/2040(c)	$4,960,000	$3,484,227
5.65%, 05/01/2045(c)	4,000,000	3,946,045
5.80%, 05/01/2065(c)	10,830,000	10,640,613
Post Holdings, Inc., 6.25%, 10/15/2034(c)	1,000,000	1,008,631
		19,079,516
Ground Transportation - 0.2%
ERAC USA Finance, LLC, 7.00%, 10/15/2037(c)	18,952,000	21,911,904
Healthcare Equipment & Supplies - 0.0%(a)
Teleflex, Inc., 4.25%, 06/01/2028(c)	2,800,000	2,745,603
Healthcare Providers & Services - 1.6%
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	14,760,000	12,696,503
Centene Corp.
4.63%, 12/15/2029	4,000,000	3,853,727
3.38%, 02/15/2030	6,950,000	6,337,406
3.00%, 10/15/2030	11,090,000	9,807,238
2.50%, 03/01/2031	11,000,000	9,378,130
Cleveland Clinic Foundation, 4.86%, 01/01/2114	21,636,000	18,104,091
Dignity Health, 5.27%, 11/01/2064	10,000,000	8,774,688
Hackensack Meridian Health, Inc., 2.68%, 09/01/2041	14,920,000	10,436,976
HCA, Inc., 5.45%, 09/15/2034	2,000,000	2,025,850
HumanGood California Obligated Group, 3.00%, 10/01/2028	1,805,000	1,784,256
Molina Healthcare, Inc.
4.38%, 06/15/2028(c)	9,904,000	9,658,721
3.88%, 11/15/2030(c)	4,000,000	3,676,983
New York and Presbyterian Hospital
4.76%, 08/01/2116	15,050,000	12,177,897
3.95%, 08/01/2119	5,000,000	3,387,270
Orlando Health Obligated Group
2.89%, 10/01/2035	1,000,000	852,153
5.48%, 10/01/2035	5,000,000	5,193,576
Penn State Health, 3.81%, 11/01/2049	5,920,000	4,091,405
Piedmont Healthcare, Inc., 2.72%, 01/01/2042	12,924,000	9,029,086
Sutter Health, 3.16%, 08/15/2040	14,677,000	11,448,756
Toledo Hospital, 6.02%, 11/15/2048	6,980,000	6,827,025
UnitedHealth Group, Inc., 5.50%, 07/15/2044	5,000,000	4,859,703
		154,401,440

	Par	Value
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 06/15/2032	$5,000,000	$5,136,987
5.70%, 07/01/2034	2,000,000	2,034,735
5.50%, 04/15/2035	8,000,000	7,967,475
		15,139,197
Hotels, Restaurants & Leisure - 0.6%
Bloomin’ Brands, Inc., 5.13%, 04/15/2029(c)	7,650,000	6,674,132
Choice Hotels International, Inc., 5.85%, 08/01/2034	8,250,000	8,348,181
Hilton Grand Vacations Borrower LLC, Inc.
4.88%, 07/01/2031(c)	1,950,000	1,816,821
6.63%, 01/15/2032(c)	4,000,000	4,083,988
Hyatt Hotels Corp., 5.75%, 03/30/2032	3,000,000	3,108,702
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029(c)	12,289,000	11,896,763
Papa John’s International, Inc., 3.88%, 09/15/2029(c)	4,374,000	4,221,037
Station Casinos, LLC
4.50%, 02/15/2028(c)	4,818,000	4,752,000
4.63%, 12/01/2031(c)	400,000	378,820
6.63%, 03/15/2032(c)	4,500,000	4,631,350
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(c)	5,730,000	5,597,742
		55,509,536
Household Durables - 0.7%
Ashton Woods USA, LLC
4.63%, 08/01/2029(c)	3,900,000	3,741,941
4.63%, 04/01/2030(c)	4,100,000	3,872,507
6.88%, 08/01/2033(c)	4,500,000	4,517,991
Century Communities, Inc., 3.88%, 08/15/2029(c)	8,646,000	8,060,594
Installed Building Products, Inc., 5.75%, 02/01/2028(c)	8,113,000	8,121,885
KB Home, 4.80%, 11/15/2029	1,882,000	1,848,653
M/I Homes, Inc.
4.95%, 02/01/2028	4,763,000	4,717,311
3.95%, 02/15/2030	9,816,000	9,236,980
Meritage Homes Corp., 5.65%, 03/15/2035	8,450,000	8,536,528
Newell Brands, Inc.
8.50%, 06/01/2028(c)	2,000,000	2,116,450
6.38%, 05/15/2030	4,616,000	4,566,840
6.63%, 05/15/2032	1,000,000	979,215
Somnigroup International, Inc., 3.88%, 10/15/2031(c)	5,241,000	4,798,369
		65,115,264
Interactive Media & Services - 0.1%
Alphabet, Inc., 5.30%, 05/15/2065	6,000,000	5,779,547

The accompanying notes are an integral part of these financial statements.

10

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
IT Services - 0.1%
ASGN, Inc., 4.63%, 05/15/2028(c)	$7,650,000	$7,490,729
Life Sciences Tools & Services - 0.3%
Avantor Funding, Inc., 4.63%, 07/15/2028(c)	2,900,000	2,855,886
Charles River Laboratories International, Inc.
3.75%, 03/15/2029(c)	21,200,000	20,116,112
4.00%, 03/15/2031(c)	250,000	231,400
Icon Investments Six DAC, 6.00%, 05/08/2034	4,500,000	4,680,079
IQVIA, Inc.
5.00%, 10/15/2026(c)	1,300,000	1,299,618
5.00%, 05/15/2027(c)	3,000,000	2,990,372
6.25%, 06/01/2032(c)	1,500,000	1,547,112
		33,720,579
Machinery - 0.3%
Allison Transmission, Inc.
4.75%, 10/01/2027(c)	5,299,000	5,257,041
5.88%, 06/01/2029(c)	1,750,000	1,764,665
3.75%, 01/30/2031(c)	13,782,000	12,729,765
Wabash National Corp., 4.50%, 10/15/2028(c)	5,758,000	5,291,648
		25,043,119
Media - 0.3%
CCO Holdings Capital Corp., 4.25%, 01/15/2034(c)	4,500,000	3,910,853
Charter Communications Operating, LLC
5.85%, 12/01/2035	4,250,000	4,261,025
3.50%, 03/01/2042	11,138,000	7,911,170
Sirius XM Radio LLC
4.00%, 07/15/2028(c)	4,771,000	4,609,657
3.88%, 09/01/2031(c)	10,524,000	9,470,288
		30,162,993
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Arbor Realty SR, Inc., 5.00%, 12/30/2028(c)	5,000,000	4,446,406
Arbor Realty Trust, Inc., 4.50%, 03/15/2027(c)	5,000,000	4,708,244
		9,154,650
Pharmaceuticals - 0.6%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(c)	1,200,000	1,235,834
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	10,481,000	9,335,295
5.65%, 02/22/2064	15,500,000	14,873,526
Eli Lilly & Co., 5.65%, 10/15/2065	10,000,000	9,944,575

	Par	Value
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	$5,000,000	$4,739,118
5.34%, 05/19/2063	3,000,000	2,748,682
Wyeth, LLC, 5.95%, 04/01/2037	12,603,000	13,487,401
		56,364,431
Professional Services - 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/2032(c)	9,043,000	9,437,022
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	4,000,000	4,179,100
5.95%, 04/15/2035	22,500,000	23,204,700
CACI International, Inc., 6.38%, 06/15/2033(c)	2,750,000	2,841,556
Science Applications International Corp., 4.88%, 04/01/2028(c)	27,078,000	26,789,088
		66,451,466
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(c)	2,300,000	2,324,293
MMH Master LLC, 6.75%, 02/01/2044(c)	10,250,000	10,520,576
Wildflower Improvement Association, 6.63%, 03/01/2031(c)	2,105,589	2,078,700
		14,923,569
Retail REITs - 0.2%
Simon Property Group LP
6.75%, 02/01/2040	8,902,000	10,125,709
4.75%, 03/15/2042	5,981,000	5,408,927
		15,534,636
Software - 0.4%
Open Text Corp.
3.88%, 02/15/2028(c)	8,825,000	8,584,715
3.88%, 12/01/2029(c)	6,680,000	6,302,088
Oracle Corp.
3.85%, 07/15/2036	10,200,000	8,972,786
6.50%, 04/15/2038	10,000,000	10,849,302
		34,708,891
Specialty Retail - 1.1%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	5,000,000	4,886,815
5.00%, 02/15/2032(c)	12,200,000	11,738,236
AutoNation, Inc.
3.85%, 03/01/2032	11,086,000	10,322,643
5.89%, 03/15/2035	9,000,000	9,201,362
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	14,014,000	13,608,142
Home Depot, Inc.
3.30%, 04/15/2040	3,600,000	2,892,413
5.40%, 09/15/2040	11,497,000	11,672,127

The accompanying notes are an integral part of these financial statements.

11

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Specialty Retail - (Continued)
Ken Garff Automotive, LLC, 4.88%, 09/15/2028(c)	$16,197,000	$15,957,488
Lithia Motors, Inc.
3.88%, 06/01/2029(c)	8,772,000	8,416,110
4.38%, 01/15/2031(c)	7,000,000	6,656,898
Penske Automotive Group, Inc., 3.75%, 06/15/2029	9,450,000	9,016,489
		104,368,723
Technology Hardware, Storage & Peripherals - 0.2%
Dell International, LLC, 8.10%, 07/15/2036	18,910,000	22,952,339
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(c)	7,000,000	6,443,762
Trading Companies & Distributors - 0.2%
Ashtead Capital, Inc.
5.50%, 08/11/2032(c)	8,553,000	8,753,317
5.95%, 10/15/2033(c)	4,000,000	4,188,398
Herc Holdings, Inc.
6.63%, 06/15/2029(c)	2,000,000	2,061,390
7.00%, 06/15/2030(c)	1,000,000	1,041,403
United Rentals North America, Inc., 3.75%, 01/15/2032	5,100,000	4,703,665
		20,748,173
TOTAL CORPORATE BONDS (Cost $1,864,566,089)		1,855,724,086
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 15.20%
Arbor Multifamily Mortgage Securities Trust
Series 2021-MF2, Class C, 2.81%, 06/15/2054(c)(e)	4,300,000	3,753,932
Series 2021-MF3, Class B, 2.51%, 10/15/2054(c)	2,000,000	1,728,310
Series 2022-MF4, Class B, 3.39%, 02/15/2055(c)(e)	10,302,000	9,321,984
Series 2022-MF4, Class C, 3.39%, 02/15/2055(c)(e)	1,000,000	887,835
Series 2022-MF4, Class XD, 1.39%, 02/15/2055(c)(e)(g)	19,700,000	1,388,088
Arbor Realty Trust, Inc.
Series 2020-MF1, Class AS, 3.06%, 05/15/2053(c)(e)	4,650,000	4,316,905
Series 2020-MF1, Class B, 3.72%, 05/15/2053(c)(e)	4,500,000	4,261,247
BANK
Series 2017-BN4, Class A3, 3.36%, 05/15/2050	9,946,550	9,820,267

	Par	Value
Series 2017-BN5, Class A4, 3.13%, 06/15/2060	$12,342,047	$12,154,246
Series 2018-BN10, Class D, 2.60%, 02/15/2061(c)	2,000,000	1,691,204
Series 2019-BN16, Class XA, 1.09%, 02/15/2052(e)(g)	72,963,586	1,814,597
Series 2019-BN17, Class XB, 0.71%, 04/15/2052(e)(g)	123,653,000	2,353,104
Series 2019-BN17, Class XD, 1.74%, 04/15/2052(c)(e)(g)	11,541,000	566,406
Series 2019-BN19, Class A2, 2.93%, 08/15/2061	2,000,000	1,897,469
Series 2019-BN21, Class XD, 1.22%, 10/17/2052(c)(e)(g)	18,699,333	739,018
Series 2019-BN23, Class B, 3.46%, 12/15/2052	3,350,000	3,117,125
Series 2019-BN23, Class C, 3.62%, 12/15/2052(e)	8,713,000	7,738,773
Series 2019-BN23, Class XB, 0.26%, 12/15/2052(e)(g)	238,421,000	1,853,628
Series 2019-BN24, Class XB, 0.30%, 11/15/2062(e)(g)	174,693,000	1,572,237
Series 2020-BN25, Class B, 3.04%, 01/15/2063(e)	7,401,500	6,634,506
Series 2020-BN25, Class XA, 0.98%, 01/15/2063(e)(g)	155,562,753	4,668,936
Series 2020-BN26, Class A2, 2.04%, 03/15/2063	4,140,858	3,900,590
Series 2020-BN26, Class XB, 0.70%, 03/15/2063(e)(g)	226,593,000	5,745,243
Series 2020-BN28, Class B, 2.34%, 03/15/2063	1,938,000	1,667,840
Series 2020-BN28, Class XB, 1.09%, 03/15/2063(e)(g)	29,969,467	1,314,410
Series 2020-BN29, Class AS, 2.21%, 11/15/2053	3,930,532	3,390,715
Series 2020-BN29, Class B, 2.42%, 11/15/2053	2,625,000	2,253,245
Series 2020-BN29, Class C, 3.14%, 11/15/2053(e)	3,110,000	2,643,255
Series 2020-BN29, Class D, 2.50%, 11/15/2053(c)	1,250,000	979,157
Series 2020-BN29, Class XB, 0.73%, 11/15/2053(e)(g)	132,417,000	3,957,613
Series 2020-BN30, Class B, 2.45%, 12/15/2053(e)	1,090,000	930,286
Series 2020-BN30, Class C, 2.76%, 12/15/2053(e)	5,450,000	4,511,999
Series 2020-BN30, Class D, 2.50%, 12/15/2053(c)(e)	9,150,000	7,117,912
Series 2021-BN32, Class C, 3.37%, 04/15/2054(e)	800,000	682,423
Series 2021-BN32, Class D, 2.50%, 04/15/2054(c)(e)	5,000,000	3,842,072
Series 2021-BN32, Class XB, 0.35%, 04/15/2054(e)(g)	152,569,000	1,966,736

The accompanying notes are an integral part of these financial statements.

12

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2021-BN34, Class AS, 2.57%, 06/15/2063	$1,500,000	$1,274,408
Series 2021-BN34, Class B, 2.75%, 06/15/2063(e)	8,000,000	6,685,284
Series 2021-BN34, Class XA, 1.07%, 06/15/2063(e)(g)	94,664,866	3,705,552
Series 2021-BN35, Class B, 2.53%, 06/15/2064	6,365,000	5,478,874
Series 2021-BN35, Class C, 2.90%, 06/15/2064(e)	8,755,000	7,424,548
Series 2021-BN35, Class XA, 1.13%, 06/15/2064(e)(g)	104,997,235	4,538,736
Series 2021-BN38, Class XA, 0.92%, 12/15/2064(e)(g)	40,035,213	1,600,752
Series 2022-BN40, Class D, 2.50%, 03/15/2064(c)	3,955,000	2,986,320
Series 2023-BN45, Class XD, 2.49%, 02/15/2056(c)(e)(g)	22,611,000	3,121,790
Series 2024-BN47, Class XA, 1.04%, 06/15/2057(e)(g)	65,047,920	3,683,065
Series 2024-BN47, Class XB, 0.61%, 06/15/2057(e)(g)	220,695,000	6,733,073
Series 2024-BN48, Class XB, 0.85%, 10/15/2057(e)(g)	228,218,000	11,683,872
Series 2025-BN49, Class AS, 6.03%, 03/15/2058(e)	7,000,000	7,376,541
Series 2025-BN49, Class ASB, 5.64%, 03/15/2058	10,000,000	10,590,116
Series 2025-BN49, Class XA, 0.83%, 03/15/2058(e)(g)	149,981,550	7,150,505
Series 2025-BN50, Class AS, 6.07%, 05/15/2068(e)	5,700,000	5,991,996
BANK5
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056	9,991,011	10,434,166
Series 2023-5YR3, Class B, 7.56%, 09/15/2056(e)	7,790,000	8,237,456
Series 2023-5YR4, Class AS, 7.27%, 12/15/2056(e)	7,500,000	8,035,061
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	11,625,000	11,948,216
Series 2024-5YR10, Class B, 6.14%, 10/15/2057(e)	5,000,000	5,164,727
Series 2024-5YR10, Class XA, 1.40%, 10/15/2057(e)(g)	80,932,744	3,428,942
Series 2024-5YR11, Class AS, 6.14%, 11/15/2057	4,250,000	4,450,822
Series 2024-5YR12, Class AS, 6.12%, 12/15/2057(e)	11,045,000	11,584,212
Series 2024-5YR6, Class XA, 0.98%, 05/15/2057(c)(e)(g)	112,646,924	2,741,015
Series 2024-5YR7, Class AS, 6.49%, 06/15/2057(e)	7,000,000	7,386,708
Series 2024-5YR7, Class XA, 1.57%, 06/15/2057(e)(g)	142,387,780	6,286,905

	Par	Value
Series 2024-5YR8, Class B, 6.91%, 08/15/2057(e)	$8,900,000	$9,369,765
Series 2024-5YR8, Class C, 7.00%, 08/15/2057(e)	6,000,000	6,208,717
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057(e)	11,200,000	11,726,228
Series 2025-5YR13, Class AS, 6.10%, 01/15/2058(e)	10,000,000	10,474,160
Series 2025-5YR14, Class AS, 6.07%, 04/15/2058(e)	7,000,000	7,372,366
Series 2025-5YR14, Class XA, 1.20%, 04/15/2058(e)(g)	66,598,390	2,648,485
BANK5 Trust
Series 2024-5YR8, Class D, 4.00%, 08/15/2057(c)	1,000,000	906,003
Series 2025-5YR14, Class D, 4.25%, 04/15/2058(c)	3,600,000	3,236,772
Series 2025-5YR15, Class XA, 1.44%, 07/15/2058(e)(g)	41,995,931	2,154,185
Series 2025-5YR16, Class XA, 1.28%, 08/15/2063(e)(g)	74,342,000	3,462,560
BBCMS Trust
Series 2020-C6, Class XA, 1.13%, 02/15/2053(e)(g)	87,507,818	3,172,788
Series 2020-C6, Class XB, 0.76%, 02/15/2053(e)(g)	59,000,000	1,662,083
Series 2020-C7, Class XA, 1.71%, 04/15/2053(e)(g)	21,154,621	991,589
Series 2020-C7, Class XB, 1.08%, 04/15/2053(e)(g)	17,140,000	707,988
Series 2021-C10, Class XA, 1.33%, 07/15/2054(e)(g)	71,484,255	3,691,004
Series 2021-C10, Class XB, 1.13%, 07/15/2054(e)(g)	74,931,500	3,793,857
Series 2021-C11, Class XB, 1.08%, 09/15/2054(e)(g)	29,540,000	1,520,285
Series 2021-C12, Class B, 2.76%, 11/15/2054	9,000,000	7,601,666
Series 2021-C12, Class XA, 1.05%, 11/15/2054(e)(g)	100,012,596	4,078,824
Series 2021-C12, Class XB, 0.71%, 11/15/2054(e)(g)	59,992,000	2,060,107
Series 2021-C9, Class AS, 2.53%, 02/15/2054	8,500,000	7,467,681
Series 2021-C9, Class XB, 1.11%, 02/15/2054(e)(g)	68,467,000	3,201,127
Series 2022-C14, Class XA, 0.81%, 02/15/2055(e)(g)	96,835,085	3,206,016
Series 2022-C14, Class XB, 0.37%, 02/15/2055(e)(g)	166,823,000	3,391,061
Series 2022-C15, Class XD, 1.45%, 04/15/2055(c)(e)(g)	25,000,000	2,001,085
Series 2022-C17, Class XA, 1.32%, 09/15/2055(e)(g)	64,870,873	4,191,956
Series 2022-C17, Class XB, 0.66%, 09/15/2055(e)(g)	52,655,000	1,936,103

The accompanying notes are an integral part of these financial statements.

13

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	$10,000,000	$10,233,988
Series 2023-C21, Class A2, 6.51%, 09/15/2056(e)	9,616,115	10,132,112
Series 2024-5C27, Class XA, 1.04%, 07/15/2057(c)(e)(g)	58,664,409	1,588,861
Series 2024-5C29, Class AS, 5.63%, 09/15/2057	10,000,000	10,270,668
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	5,000,000	5,232,705
Series 2024-5C31, Class AS, 5.85%, 12/15/2057(e)	11,500,000	11,920,619
Series 2024-5C31, Class XA, 1.28%, 12/15/2057(e)(g)	80,288,693	3,214,101
Series 2024-5C31, Class XB, 0.94%, 12/15/2057(c)(e)(g)	169,223,000	5,089,534
Series 2024-C24, Class XA, 1.86%, 02/15/2057(e)(g)	63,133,463	6,102,020
Series 2024-C24, Class XB, 1.57%, 02/15/2057(e)(g)	32,630,000	2,921,935
Series 2024-C26, Class XA, 1.24%, 05/15/2057(e)(g)	116,150,976	8,390,003
Series 2024-C28, Class AS, 5.84%, 09/15/2057(e)	5,000,000	5,223,759
Series 2024-C28, Class XA, 1.33%, 09/15/2057(e)(g)	36,404,109	2,787,339
Series 2024-C28, Class XB, 0.82%, 09/15/2057(c)(e)(g)	154,907,000	7,569,221
Series 2024-C30, Class XA, 1.07%, 11/15/2057(e)(g)	114,126,804	7,124,126
Series 2025-5C33, Class AS, 6.17%, 03/15/2058(e)	15,000,000	15,745,210
Series 2025-5C33, Class XA, 1.04%, 03/15/2058(e)(g)	101,055,846	3,264,892
Series 2025-5C36, Class AS, 5.84%, 08/15/2058(e)	8,000,000	8,316,029
Series 2025-5C36, Class XA, 1.29%, 08/15/2058(e)(g)	74,800,000	3,469,022
Series 2025-C32, Class AS, 5.93%, 02/15/2062	10,000,000	10,487,458
Series 2025-C32, Class XA, 1.36%, 02/15/2062(e)(g)	63,448,243	5,343,567
Series 2025-C32, Class XB, 1.00%, 02/15/2062(c)(e)(g)	76,851,000	4,761,042
Series 2025-C35, Class AS, 5.84%, 07/15/2058(e)	5,000,000	5,226,039
Series 2025-C35, Class XA, 0.86%, 07/15/2058(e)(g)	128,675,927	6,676,286
Series 2025-C35, Class XD, 1.87%, 07/15/2058(c)(e)(g)	12,022,000	1,549,112
Benchmark Mortgage Trust
Series 2019-B12, Class XB, 0.57%, 08/15/2052(c)(e)(g)	93,260,000	1,324,096
Series 2019-B13, Class XB, 0.50%, 08/15/2057(c)(e)(g)	82,774,000	1,135,394

	Par	Value
Series 2019-B13, Class XD, 1.60%, 08/15/2057(c)(e)(g)	$12,071,000	$596,973
Series 2019-B9, Class XA, 1.17%, 03/15/2052(e)(g)	27,170,147	751,548
Series 2019-B9, Class XD, 2.16%, 03/15/2052(c)(e)(g)	11,513,000	659,969
Series 2020-B16, Class XA, 1.03%, 02/15/2053(e)(g)	115,007,203	3,542,682
Series 2020-B16, Class XB, 0.29%, 02/15/2053(c)(e)(g)	70,467,000	672,128
Series 2020-B20, Class XB, 0.64%, 10/15/2053(e)(g)	79,394,000	1,880,209
Series 2021-B23, Class XA, 1.36%, 02/15/2054(e)(g)	65,652,707	3,176,823
Series 2021-B23, Class XB, 1.01%, 02/15/2054(c)(e)(g)	105,441,000	4,776,150
Series 2021-B24, Class ASB, 2.26%, 03/15/2054	6,400,000	6,053,483
Series 2021-B24, Class XA, 1.25%, 03/15/2054(e)(g)	66,007,141	2,697,956
Series 2021-B24, Class XB, 0.70%, 03/15/2054(e)(g)	99,123,000	3,060,998
Series 2021-B25, Class XA, 1.19%, 04/15/2054(e)(g)	78,085,157	3,517,369
Series 2021-B25, Class XB, 0.78%, 04/15/2054(e)(g)	93,350,000	3,206,722
Series 2021-B26, Class B, 2.67%, 06/15/2054(e)	8,850,000	7,341,437
Series 2021-B26, Class C, 2.97%, 06/15/2054(e)	1,650,000	1,276,607
Series 2021-B26, Class D, 2.00%, 06/15/2054(c)	2,250,000	1,575,870
Series 2021-B26, Class XD, 1.46%, 06/15/2054(c)(e)(g)	10,836,000	747,735
Series 2021-B27, Class B, 2.36%, 07/15/2054	6,000,000	4,841,319
Series 2021-B27, Class C, 2.70%, 07/15/2054	2,000,000	1,478,803
Series 2021-B27, Class D, 2.00%, 07/15/2054(c)	5,000,000	3,275,625
Series 2021-B27, Class XA, 1.35%, 07/15/2054(e)(g)	50,502,557	2,583,650
Series 2021-B27, Class XD, 1.60%, 07/15/2054(c)(e)(g)	28,014,000	2,136,625
Series 2021-B28, Class XA, 1.35%, 08/15/2054(e)(g)	109,511,819	5,683,236
Series 2021-B28, Class XB, 1.07%, 08/15/2054(e)(g)	32,491,000	1,641,663
Series 2021-B29, Class C, 2.75%, 09/15/2054(e)	7,050,000	5,676,707
Series 2021-B29, Class D, 2.00%, 09/15/2054(c)	6,000,000	4,290,708
Series 2021-B29, Class XD, 1.41%, 09/15/2054(c)(e)(g)	27,615,000	1,776,962
Series 2021-B30, Class C, 2.99%, 11/15/2054(e)	8,181,000	6,342,770

The accompanying notes are an integral part of these financial statements.

14

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2021-B30, Class E, 2.00%, 11/15/2054(c)	$2,250,000	$1,257,352
Series 2021-B30, Class XB, 0.59%, 11/15/2054(c)(e)(g)	83,683,000	2,497,226
Series 2021-B30, Class XD, 1.41%, 11/15/2054(c)(e)(g)	18,582,000	1,227,592
Series 2021-B31, Class XA, 0.87%, 12/15/2054(e)(g)	142,230,563	5,086,350
Series 2021-B31, Class XB, 0.54%, 12/15/2054(c)(e)(g)	124,409,000	3,199,999
Series 2021-B31, Class XD, 1.26%, 12/15/2054(c)(e)(g)	31,991,000	2,026,460
Series 2022-B32, Class AS, 3.53%, 01/15/2055(e)	10,000,000	8,789,937
Series 2022-B32, Class XD, 1.64%, 01/15/2055(c)(e)(g)	39,202,000	2,935,736
Series 2022-B33, Class XD, 1.73%, 03/15/2055(c)(e)(g)	21,919,000	1,864,952
Series 2023-B38, Class A2, 5.63%, 04/15/2056	12,000,000	12,321,392
Series 2024-V10, Class AS, 5.73%, 09/15/2057(e)	10,000,000	10,311,686
Series 2024-V10, Class XA, 1.52%, 09/15/2057(e)(g)	62,996,187	2,895,809
Series 2024-V11, Class AM, 6.20%, 11/15/2057(e)	10,000,000	10,502,483
Series 2024-V12, Class A3, 5.74%, 12/15/2057	6,000,000	6,296,654
Series 2024-V12, Class AS, 6.03%, 12/15/2057(e)	10,000,000	10,468,364
Series 2024-V5, Class AM, 6.42%, 01/10/2057(e)	5,900,000	6,183,522
Series 2024-V6, Class XA, 1.58%, 03/15/2057(e)(g)	117,275,141	4,797,972
Series 2024-V8, Class AM, 6.86%, 07/15/2057(e)	5,140,000	5,477,176
Series 2024-V9, Class AS, 6.06%, 08/15/2057(e)	10,000,000	10,434,848
Series 2025-B41, Class AS, 5.75%, 07/15/2068	5,250,000	5,407,474
Series 2025-B41, Class XA, 1.21%, 07/15/2068(e)(g)	84,876,500	6,509,264
Series 2025-V13, Class AS, 6.13%, 02/15/2058(e)	15,000,000	15,726,729
Series 2025-V13, Class XA, 1.13%, 02/15/2058(e)(g)	100,000,000	3,306,930
Series 2025-V14, Class AM, 6.09%, 04/15/2057(e)	10,000,000	10,476,040
Series 2025-V14, Class XA, 0.98%, 04/15/2057(e)(g)	181,873,513	5,683,238
Series 2025-V15, Class AS, 6.17%, 06/15/2058	6,000,000	6,319,217
Series 2025-V15, Class B, 6.43%, 06/15/2058	10,000,000	10,492,566

	Par	Value
Series 2025-V15, Class XA, 1.35%, 06/15/2058(e)(g)	$94,584,871	$4,440,911
Series 2025-V16, Class AS, 5.86%, 08/15/2058(e)	10,000,000	10,401,108
Series 2025-V16, Class XA, 1.17%, 08/15/2058(e)(g)	104,609,000	4,304,054
BMO Mortgage Trust
Series 2022-C1, Class C, 3.62%, 02/17/2055(e)	2,000,000	1,739,573
Series 2022-C1, Class XD, 1.89%, 02/17/2055(c)(e)(g)	30,550,000	2,963,002
Series 2023-C5, Class A2, 6.52%, 06/15/2056	10,000,000	10,296,582
Series 2023-C7, Class XA, 1.04%, 12/15/2056(c)(e)(g)	100,185,575	4,794,571
Series 2024-5C3, Class AS, 6.29%, 02/15/2057(e)	5,750,000	6,011,202
Series 2024-5C3, Class XA, 1.35%, 02/15/2057(e)(g)	101,189,000	3,266,290
Series 2024-5C7, Class AS, 5.89%, 11/15/2057(e)	5,500,000	5,712,897
Series 2024-C10, Class XB, 0.41%, 11/15/2057(e)(g)	135,745,000	3,249,857
Series 2024-C9, Class XA, 1.08%, 07/15/2057(e)(g)	49,942,869	3,192,653
Series 2024-C9, Class XB, 0.55%, 07/15/2057(e)(g)	181,757,000	5,929,531
Series 2025-5C10, Class XA, 1.58%, 05/15/2058(e)(g)	72,227,124	3,895,368
Series 2025-5C11, Class AS, 5.94%, 07/15/2058	6,000,000	6,266,935
Series 2025-5C11, Class XA, 1.33%, 07/15/2058(e)(g)	61,971,517	2,975,135
Series 2025-5C11, Class XD, 2.40%, 07/15/2058(c)(e)(g)	23,390,000	2,205,983
Series 2025-C11, Class AS, 5.98%, 02/15/2058	5,174,000	5,439,212
Series 2025-C11, Class ASB, 5.68%, 02/15/2058	4,500,000	4,783,532
Series 2025-C11, Class XA, 1.33%, 02/15/2058(e)(g)	130,903,990	10,690,863
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(g)	27,012,023	1,150,442
Series 2021-3, Class X, 0.79%, 08/20/2036(g)	24,728,439	1,120,446
Cantor Commercial Real Estate Lending LP, Series 2019-CF2, Class XB, 0.74%, 11/15/2052(e)(g)	134,736,000	3,039,429
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class XB, 0.40%, 11/15/2050(e)(g)	40,062,667	256,161
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class B, 4.12%, 05/10/2049	13,459,943	13,264,627

The accompanying notes are an integral part of these financial statements.

15

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2016-C1, Class C, 5.11%, 05/10/2049(e)	$8,348,000	$8,226,620
Series 2016-C2, Class B, 3.18%, 08/10/2049	9,403,500	9,152,219
Series 2016-P6, Class B, 4.29%, 12/10/2049(e)	6,835,000	6,334,162
Series 2017-B1, Class XB, 0.28%, 08/15/2050(e)(g)	38,016,000	133,459
Series 2017-C4, Class XA, 1.12%, 10/12/2050(e)(g)	29,995,697	509,117
Series 2017-C4, Class XB, 0.35%, 10/12/2050(e)(g)	42,746,500	239,068
Series 2017-P7, Class XB, 0.72%, 04/14/2050(e)(g)	45,124,000	354,508
Series 2017-P8, Class B, 4.19%, 09/15/2050	4,160,000	3,775,273
Series 2018-B2, Class XB, 0.52%, 03/10/2051(e)(g)	49,202,000	453,446
Series 2018-C5, Class XB, 0.48%, 06/10/2051(c)(e)(g)	28,400,000	268,471
Series 2019-C7, Class B, 3.67%, 12/15/2072(e)	10,000,000	9,287,184
Series 2019-C7, Class XA, 0.94%, 12/15/2072(e)(g)	68,996,479	2,090,718
Series 2019-C7, Class XB, 0.38%, 12/15/2072(c)(e)(g)	50,711,000	575,119
Series 2019-C7, Class XD, 1.30%, 12/15/2072(c)(e)(g)	39,933,000	1,831,862
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	10,339,000	9,503,787
Series 2019-GC41, Class XA, 1.16%, 08/10/2056(e)(g)	48,966,650	1,474,435
Series 2020-GC46, Class XA, 1.08%, 02/15/2053(e)(g)	82,817,904	2,934,230
Series 2020-GC46, Class XB, 0.43%, 02/15/2053(c)(e)(g)	92,457,000	1,390,498
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD3, Class XB, 0.70%, 02/10/2050(e)(g)	61,857,000	496,910
Commercial Mortgage Pass Through Certificates
Series 2019-GC44, Class XD, 1.13%, 08/15/2057(c)(e)(g)	19,460,000	754,850
Series 2024-277P, Class A, 6.34%, 08/10/2044(c)	8,000,000	8,460,122
Series 2024-CBM, Class A2, 5.87%, 12/10/2041(c)(e)	7,250,000	7,394,952
Computershare Corporate Trust, Series 2025-5C5, Class AS, 5.92%, 07/15/2058	10,000,000	10,422,201
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XD, 0.50%, 04/15/2050(c)(e)(g)	62,192,000	4,204

	Par	Value
Series 2016-C5, Class XD, 1.00%, 11/15/2048(c)(e)(g)	$46,821,000	$2,486
Series 2017-C8, Class XB, 0.43%, 06/15/2050(e)(g)	74,773,000	393,530
Series 2019-C17, Class XA, 1.46%, 09/17/2052(e)(g)	77,672,607	3,104,279
Series 2019-C18, Class C, 4.04%, 12/15/2052(e)	7,737,000	7,011,071
Series 2019-C18, Class XA, 1.12%, 12/15/2052(e)(g)	91,337,157	2,958,036
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034(c)	424,558	363,358
Series 2012-BWTR, Class B, 3.26%, 11/05/2034(c)	6,608,000	3,970,408
Series 2016-GS3, Class B, 3.40%, 10/10/2049(e)	10,417,000	10,022,862
Series 2017-GS8, Class XB, 0.51%, 11/10/2050(e)(g)	44,642,000	343,493
Series 2018-GS10, Class XD, 1.55%, 07/10/2051(c)(e)(g)	24,049,000	971,993
Series 2019-GC38, Class XD, 2.06%, 02/10/2052(c)(e)(g)	20,916,000	1,193,406
Series 2019-GC39, Class XB, 0.77%, 05/10/2052(e)(g)	69,588,000	1,540,323
Series 2019-GC39, Class XD, 1.75%, 05/10/2052(c)(e)(g)	24,645,000	1,288,946
Series 2019-GSA1, Class XA, 0.93%, 11/10/2052(e)(g)	69,276,294	1,909,927
Series 2020-GSA2, Class XB, 1.03%, 12/12/2053(c)(e)(g)	73,324,000	3,187,937
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class X1, 0.00%, 02/12/2051(b)(c)(e)(g)	69,577	0
Series 2017-JP6, Class XB, 0.70%, 07/15/2050(e)(g)	68,830,000	666,715
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XD, 0.50%, 11/15/2048(c)(e)(g)	23,066,000	611
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class B, 3.64%, 12/15/2049(e)	5,500,000	5,154,206
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 4.11%, 05/10/2050(e)	2,960,000	2,848,353
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class XB, 0.52%, 10/15/2054(e)(g)	143,080,000	3,479,119
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class B, 4.62%, 12/15/2047(e)	3,000,000	2,934,475
Series 2016-C31, Class XD, 1.40%, 11/15/2049(c)(e)(g)	21,212,500	247,921

The accompanying notes are an integral part of these financial statements.

16

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2017-C34, Class B, 4.11%, 11/15/2052(e)	$11,524,000	$10,766,358
Series 2017-C34, Class D, 2.70%, 11/15/2052(c)	4,953,000	3,536,083
Series 2025-5C1, Class AS, 6.01%, 03/15/2058(e)	2,396,000	2,500,538
Series 2025-5C1, Class XA, 1.38%, 03/15/2058(e)(g)	47,997,431	2,183,053
Series 2025-C35, Class AS, 5.97%, 08/15/2058(e)	10,000,000	10,500,176
Series 2025-C35, Class ASB, 5.49%, 08/15/2058	4,443,000	4,647,969
Series 2025-C35, Class XA, 1.18%, 08/15/2058(e)(g)	106,400,000	7,846,521
Series 2025-C35, Class XD, 2.21%, 08/15/2058(c)(e)(g)	18,091,000	2,787,982
Morgan Stanley Capital I Trust, Series 2016-BN2, Class XB, 0.64%, 11/15/2049(e)(g)	58,680,000	326,853
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	1,270,000	1,225,090
Series 2017-H1, Class C, 4.28%, 06/15/2050(e)	7,959,000	7,441,213
Series 2017-H1, Class XD, 2.29%, 06/15/2050(c)(e)(g)	8,725,000	283,424
Series 2017-HR2, Class A3, 3.33%, 12/15/2050	11,633,844	11,409,616
Series 2017-HR2, Class B, 4.06%, 12/15/2050(e)	6,000,000	5,847,536
Series 2017-HR2, Class C, 4.46%, 12/15/2050(e)	10,576,000	10,100,446
Series 2018-H3, Class XB, 0.50%, 07/15/2051(e)(g)	135,712,000	1,315,769
Series 2018-H3, Class XD, 2.00%, 07/15/2051(c)(e)(g)	15,363,500	688,833
Series 2019-H7, Class C, 4.13%, 07/15/2052	10,401,000	9,517,277
Series 2019-H7, Class D, 3.00%, 07/15/2052(c)	2,402,000	2,019,211
Series 2019-H7, Class XB, 0.78%, 07/15/2052(e)(g)	130,723,000	3,017,571
Series 2019-L2, Class XB, 0.78%, 03/15/2052(e)(g)	127,093,000	2,549,651
Series 2021-L5, Class B, 3.10%, 05/15/2054	10,627,000	9,469,621
Series 2021-L5, Class D, 2.50%, 05/15/2054(c)	3,500,000	2,723,545
Series 2021-L5, Class XB, 0.83%, 05/15/2054(e)(g)	70,387,500	2,575,985
Series 2021-L6, Class B, 2.95%, 06/15/2054(e)	7,500,000	6,445,142
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/2056(e)(g)	22,516,377	1,302,284

	Par	Value
New Hampshire Business Finance Authority, Series 2023-2, Class X, 0.81%, 01/20/2038(e)(g)	$32,188,185	$1,668,635
UBS Commercial Mortgage Trust
Series 2017-C1, Class XB, 1.06%, 06/15/2050(e)(g)	13,000,000	172,903
Series 2017-C6, Class XB, 0.70%, 12/15/2050(e)(g)	63,420,500	716,759
Series 2017-C7, Class XB, 0.48%, 12/15/2050(e)(g)	170,396,000	1,579,827
Series 2018-C12, Class XA, 1.01%, 08/15/2051(e)(g)	39,011,234	804,345
Series 2018-C12, Class XB, 0.39%, 08/15/2051(e)(g)	139,858,000	1,209,100
Series 2018-C13, Class XB, 0.41%, 10/15/2051(e)(g)	128,678,000	1,344,003
Series 2018-C13, Class XD, 2.19%, 10/15/2051(c)(e)(g)	16,442,000	931,559
Series 2018-C14, Class XB, 0.39%, 12/15/2051(e)(g)	114,392,000	1,147,432
Series 2018-C8, Class A3, 3.72%, 02/15/2051	2,000,458	1,987,091
Series 2019-C17, Class XB, 0.99%, 10/15/2052(e)(g)	128,213,000	3,979,155
Series 2019-C18, Class AS, 3.38%, 12/15/2052(e)	9,000,000	8,313,711
UBS-Barclays Commercial Mortgage Trust
Series 2019-C3, Class XB, 0.92%, 05/15/2052(e)(g)	56,340,000	1,479,697
Series 2019-C4, Class XB, 1.25%, 08/15/2052(e)(g)	43,170,000	1,683,712
Series 2019-C5, Class XB, 0.47%, 11/15/2052(e)(g)	174,774,000	2,161,535
Series 2019-C5, Class XD, 1.45%, 11/15/2052(c)(e)(g)	12,996,000	620,581
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035(e)(g)	19,867,786	773,850
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class C, 4.28%, 05/15/2048(e)	690,592	658,673
Series 2015-C28, Class D, 4.28%, 05/15/2048(e)	4,376,000	3,868,946
Series 2016-C37, Class C, 4.61%, 12/15/2049(e)	11,213,000	10,871,621
Series 2016-C37, Class D, 3.31%, 12/15/2049(c)(e)	9,625,000	8,829,272
Series 2016-LC24, Class XB, 1.12%, 10/15/2049(e)(g)	66,264,075	564,828
Series 2017-C40, Class B, 4.37%, 10/15/2050(e)	2,000,000	1,895,122
Series 2017-C40, Class C, 4.44%, 10/15/2050(e)	1,670,000	1,533,834

The accompanying notes are an integral part of these financial statements.

17

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2017-C42, Class XB, 0.45%, 12/15/2050(e)(g)	$116,750,000	$851,773
Series 2017-RB1, Class XB, 0.88%, 03/15/2050(e)(g)	69,254,209	743,389
Series 2018-C43, Class C, 4.51%, 03/15/2051(e)	4,033,000	3,715,407
Series 2018-C45, Class B, 4.56%, 06/16/2051	3,477,000	3,386,504
Series 2018-C45, Class C, 4.73%, 06/15/2051	4,004,000	3,819,537
Series 2018-C47, Class AS, 4.67%, 09/15/2061(e)	8,000,000	7,974,649
Series 2018-C47, Class XB, 0.27%, 09/15/2061(e)(g)	164,144,000	891,006
Series 2018-C48, Class B, 4.90%, 01/15/2052(e)	5,000,000	4,846,811
Series 2018-C48, Class XB, 0.37%, 01/15/2052(e)(g)	138,642,000	1,261,407
Series 2019-C49, Class B, 4.55%, 03/15/2052	8,947,000	8,741,512
Series 2019-C49, Class D, 3.00%, 03/15/2052(c)	3,250,000	2,836,955
Series 2019-C49, Class XB, 0.77%, 03/15/2052(e)(g)	125,812,000	2,488,083
Series 2019-C50, Class XB, 1.03%, 05/15/2052(e)(g)	36,427,311	1,067,437
Series 2019-C51, Class XB, 0.77%, 06/15/2052(e)(g)	130,394,000	2,913,967
Series 2019-C52, Class C, 3.56%, 08/15/2052	7,073,000	5,995,262
Series 2019-C52, Class XA, 1.71%, 08/15/2052(e)(g)	50,803,110	2,449,101
Series 2019-C52, Class XB, 1.23%, 08/15/2052(e)(g)	113,763,146	4,405,375
Series 2019-C53, Class B, 3.51%, 10/15/2052(e)	5,200,000	4,814,593
Series 2019-C53, Class C, 3.58%, 10/15/2052(e)	3,275,000	2,952,670
Series 2019-C53, Class XB, 0.63%, 10/15/2052(e)(g)	105,325,000	1,989,115
Series 2020-C55, Class XB, 0.92%, 02/15/2053(e)(g)	58,030,370	1,848,540
Series 2020-C56, Class XB, 0.30%, 06/15/2053(e)(g)	127,035,000	1,399,367
Series 2020-C57, Class C, 4.16%, 08/15/2053(e)	6,290,000	5,765,671
Series 2020-C57, Class D, 2.50%, 08/15/2053(c)	3,254,077	2,575,071
Series 2020-C57, Class XA, 2.17%, 08/15/2053(e)(g)	21,620,091	1,640,459
Series 2020-C57, Class XB, 0.81%, 08/15/2053(e)(g)	74,972,000	2,422,698
Series 2020-C58, Class XB, 1.23%, 07/15/2053(e)(g)	109,974,000	5,502,472

	Par	Value
Series 2021-C59, Class C, 3.28%, 04/15/2054	$7,648,000	$6,320,809
Series 2021-C59, Class XB, 1.03%, 04/15/2054(e)(g)	65,782,000	2,902,466
Series 2021-C59, Class XD, 1.58%, 04/15/2054(c)(e)(g)	40,274,000	2,746,989
Series 2021-C60, Class B, 2.73%, 08/15/2054	7,114,678	6,090,677
Series 2021-C60, Class C, 2.74%, 08/15/2054	4,475,000	3,698,023
Series 2021-C60, Class XA, 1.62%, 08/15/2054(e)(g)	39,973,637	2,549,299
Series 2021-C60, Class XB, 1.21%, 08/15/2054(e)(g)	40,551,000	2,329,481
Series 2021-C61, Class AS, 2.86%, 11/15/2054	5,400,000	4,777,113
Series 2021-C61, Class B, 3.11%, 11/15/2054	6,221,000	5,453,759
Series 2021-C61, Class XD, 1.53%, 11/15/2054(c)(e)(g)	9,132,000	679,369
Series 2024-5C1, Class AS, 6.52%, 07/15/2057	6,000,000	6,315,932
Series 2024-5C2, Class AS, 6.35%, 11/15/2057(e)	12,901,000	13,560,377
Series 2024-C63, Class XA, 1.21%, 08/15/2057(e)(g)	70,679,187	5,116,495
Series 2024-C63, Class XB, 0.59%, 08/15/2057(e)(g)	147,039,000	4,958,508
Series 2025-5C3, Class AS, 6.39%, 01/15/2058(e)	5,000,000	5,296,019
Series 2025-5C3, Class B, 6.54%, 01/15/2058(e)	1,500,000	1,573,853
Series 2025-5C4, Class AS, 6.09%, 05/15/2058	6,000,000	6,298,741
Series 2025-5C4, Class XA, 1.35%, 05/15/2058(e)(g)	41,321,764	1,910,045
Series 2025-C64, Class AS, 5.84%, 02/15/2058(e)	14,500,000	15,031,366
Series 2025-C64, Class XA, 1.24%, 02/15/2058(e)(g)	105,037,120	7,777,757
Series 2025-C64, Class XD, 2.35%, 02/15/2058(c)(e)(g)	10,909,000	1,717,479
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,527,983,686)		1,471,278,829
U.S. TREASURY SECURITIES - 12.4%
United States Treasury Notes/Bonds
4.38%, 08/15/2043	200,000,000	189,156,250
4.75%, 11/15/2043	65,000,000	64,410,938
4.50%, 02/15/2044	44,750,000	42,905,810
4.63%, 05/15/2044	10,000,000	9,730,469
4.75%, 02/15/2045	250,000,000	246,328,125
4.88%, 08/15/2045	55,000,000	55,060,156
4.63%, 02/15/2055	12,500,000	11,925,781

The accompanying notes are an integral part of these financial statements.

18

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
United States Treasury Strip Principal
0.00%, 02/15/2042(b)	$100,000,000	$45,037,255
0.00%, 05/15/2042(b)	150,000,000	66,592,139
0.00%, 08/15/2042(b)	175,000,000	76,395,536
0.00%, 11/15/2042(b)	150,000,000	64,450,165
0.00%, 02/15/2043(b)	150,000,000	63,539,847
0.00%, 05/15/2043(b)	150,000,000	62,660,573
0.00%, 02/15/2044(b)	150,000,000	60,051,863
0.00%, 05/15/2044(b)	150,000,000	59,203,734
0.00%, 08/15/2044(b)	150,000,000	58,368,354
0.00%, 11/15/2044(b)	75,000,000	28,781,027
TOTAL U.S. TREASURY SECURITIES (Cost $1,232,022,143)		1,204,598,022
COLLATERALIZED LOAN OBLIGATIONS - 10.0%
Alinea CLO
Series 2018-1A, Class CR, 5.68% (3 mo. Term SOFR + 1.35%), 07/20/2031(c)	6,720,000	6,725,974
Series 2018-1A, Class DR, 6.58% (3 mo. Term SOFR + 2.25%), 07/20/2031(c)	3,000,000	2,991,786
Allegany Park CLO Ltd.
Series 2019-1A, Class BRR, 5.77% (3 mo. Term SOFR + 1.50%), 01/20/2035(c)	10,000,000	10,000,000
Series 2019-1A, Class DRR, 7.12% (3 mo. Term SOFR + 2.85%), 01/20/2035(c)	4,850,000	4,850,000
Allegro CLO Ltd., Series 2019-1A, Class ARR, 5.46% (3 mo. Term SOFR + 1.13%), 04/20/2032(c)	670,432	670,843
Annisa CLO Ltd., Series 2016-2A, Class BRR, 5.83% (3 mo. Term SOFR + 1.50%), 07/20/2031(c)	14,415,000	14,438,655
ApidosCLO
Series 2012-11A, Class ER4, 10.32% (3 mo. Term SOFR + 6.00%), 04/17/2034(c)	4,500,000	4,544,757
Series 2013-12A, Class BRR, 5.77% (3 mo. Term SOFR + 1.45%), 04/15/2031(c)	7,230,000	7,240,650
Series 2013-12A, Class CRR, 6.12% (3 mo. Term SOFR + 1.80%), 04/15/2031(c)	6,110,000	6,129,583
Series 2013-12A, Class ER, 9.98% (3 mo. Term SOFR + 5.66%), 04/15/2031(c)	5,000,000	4,974,670
Series 2015-23A, Class DRR, 6.92% (3 mo. Term SOFR + 2.60%), 04/15/2033(c)	5,000,000	4,999,615

	Par	Value
Series 2016-24A, Class DR, 10.39% (3 mo. Term SOFR + 6.06%), 10/20/2030(c)	$2,550,000	$2,530,890
Series 2019-31A, Class ER, 11.18% (3 mo. Term SOFR + 6.86%), 04/15/2031(c)	4,400,000	4,436,960
Series 2019-32A, Class B1R, 5.83% (3 mo. Term SOFR + 1.50%), 01/20/2033(c)	7,160,000	7,164,153
Series 2023-46A, Class D, 9.32% (3 mo. Term SOFR + 5.00%), 10/24/2036(c)	3,500,000	3,507,399
Series XXXA, Class A2R, 5.83% (3 mo. Term SOFR + 1.50%), 10/18/2031(c)	9,000,000	9,005,769
Series XXXA, Class BR, 6.18% (3 mo. Term SOFR + 1.85%), 10/18/2031(c)	7,680,000	7,689,892
ARES CLO
Series 2015-2A, Class D2R2, 0.00% (3 mo. Term SOFR + 4.00%), 07/17/2038(c)	1,910,000	1,910,000
Series 2017-44A, Class A3R3, 5.79% (3 mo. Term SOFR + 1.50%), 04/15/2034(c)	15,000,000	15,000,000
Series 2019-52A, Class BRR, 5.68% (3 mo. Term SOFR + 1.35%), 04/22/2031(c)	10,760,000	10,739,825
Series 2019-52A, Class DRR, 6.83% (3 mo. Term SOFR + 2.50%), 04/22/2031(c)	5,750,000	5,730,162
Series 2022-66A, Class DR, 9.32% (3 mo. Term SOFR + 5.00%), 07/25/2036(c)	1,400,000	1,403,389
Series 2023-ALF4A, Class A1, 6.07% (3 mo. Term SOFR + 1.75%), 10/15/2036(c)	19,750,000	19,764,180
Series 2023-ALF4A, Class C, 7.42% (3 mo. Term SOFR + 3.10%), 10/15/2036(c)	5,000,000	5,007,040
ArrowMark Colorado Holdings, Series 2018-10A, Class CR, 5.83% (3 mo. Term SOFR + 1.50%), 10/20/2031(c)	4,750,000	4,741,759
Atlas Senior Loan Fund Ltd., Series 2018-11A, Class A1L, 5.68% (3 mo. Term SOFR + 1.36%), 07/26/2031(c)	1,446,321	1,446,719
Bain Capital Credit CLO, Series 2020-4A, Class A1R, 6.08% (3 mo. Term SOFR + 1.75%), 10/20/2036(c)	3,800,000	3,802,918
Bardot CLO
Series 2019-2A, Class BRR, 5.68% (3 mo. Term SOFR + 1.35%), 10/22/2032(c)	10,675,000	10,647,309

The accompanying notes are an integral part of these financial statements.

19

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2019-2A, Class DRR, 6.83% (3 mo. Term SOFR + 2.50%), 10/22/2032(c)	$4,275,000	$4,248,307
Basswood Park CLO Ltd., Series 2021-1A, Class B, 5.99% (3 mo. Term SOFR + 1.66%), 04/20/2034(c)	1,500,000	1,501,120
BCRED MML CLO, Series 2022-1A, Class C, 7.08% (3 mo. Term SOFR + 2.75%), 04/20/2035(c)	2,000,000	2,005,662
Benefit Street Partners CLO Ltd.
Series 2021-24A, Class BR, 5.83% (3 mo. Term SOFR + 1.50%), 10/20/2034(c)	10,000,000	9,995,370
Series 2021-25A, Class BR, 5.77% (3 mo. Term SOFR + 1.45%), 01/15/2035(c)	9,250,000	9,221,186
Benefit Street Partners CLO XII LLC, Series 2020-22A, Class BRR, 5.88% (3 mo. Term SOFR + 1.55%), 04/20/2035(c)	7,500,000	7,500,000
Blackstone, Inc.
Series 2018-1A, Class B, 5.98% (3 mo. Term SOFR + 1.66%), 04/17/2030(c)	3,750,000	3,752,749
Series 2018-1A, Class D, 7.18% (3 mo. Term SOFR + 2.86%), 04/17/2030(c)	1,600,000	1,607,717
Series 2018-1A, Class E, 9.98% (3 mo. Term SOFR + 5.66%), 04/17/2030(c)	5,000,000	4,965,465
BlueMountainCLO Ltd.
Series 2014-2A, Class BR2, 6.34% (3 mo. Term SOFR + 2.01%), 10/20/2030(c)	7,330,000	7,359,489
Series 2018-1A, Class B, 6.27% (3 mo. Term SOFR + 1.96%), 07/30/2030(c)	9,496,770	9,529,942
Series 2018-3A, Class BR, 6.17% (3 mo. Term SOFR + 1.85%), 10/25/2030(c)	1,165,000	1,168,494
Bowling Green Park CLO LLC Series 2019-1A, Class BRR, 5.76% (3 mo. Term SOFR + 1.45%), 04/18/2035(c)	8,540,000	8,519,914
Buckhorn Park CLO Ltd., Series 2019-1A, Class B1RR, 5.93% (3 mo. Term SOFR + 1.60%), 07/18/2034(c)	12,000,000	12,022,524
Carlyle Global Market Strategies
Series 2019-1A, Class A2R2, 5.68% (3 mo. Term SOFR + 1.40%), 04/20/2031(c)	10,000,000	10,000,000
Series 2019-1A, Class CR2, 6.88% (3 mo. Term SOFR + 2.60%), 04/20/2031(c)	2,000,000	2,000,000

	Par	Value
Series 2021-9A, Class BR, 5.92% (3 mo. Term SOFR + 1.60%), 10/20/2034(c)	$15,000,000	$15,000,000
Series 2023-3A, Class D, 9.82% (3 mo. Term SOFR + 5.50%), 10/15/2036(c)	6,500,000	6,518,486
Series 2023-5A, Class D, 9.41% (3 mo. Term SOFR + 5.10%), 01/27/2036(c)	10,750,000	10,823,896
Carlyle Group, Inc.
Series 2014-1A, Class BR2, 5.98% (3 mo. Term SOFR + 1.66%), 04/17/2031(c)	2,500,000	2,502,492
Series 2015-1A, Class BR3, 6.14% (3 mo. Term SOFR + 1.81%), 07/20/2031(c)	7,500,000	7,511,977
Cedar Funding Ltd.
Series 2018-7A, Class BR, 5.88% (3 mo. Term SOFR + 1.55%), 01/20/2031(c)	8,835,000	8,845,328
Series 2019-11A, Class A2R2, 5.50% (3 mo. Term SOFR + 1.30%), 05/29/2032(c)	5,000,000	4,991,550
Chenango Park CLO, Series 2018-1A, Class CR, 7.07% (3 mo. Term SOFR + 2.75%), 04/15/2030(c)	5,750,000	5,780,906
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 5.53% (3 mo. Term SOFR + 1.21%), 10/24/2030(c)	667,433	667,733
Series 2023-2A, Class C, 7.23% (3 mo. Term SOFR + 2.90%), 01/21/2037(c)	1,500,000	1,504,230
Series 2023-3A, Class B, 6.63% (3 mo. Term SOFR + 2.30%), 01/20/2037(c)	4,790,000	4,798,660
Dryden Senior Loan Fund
Series 2016-45A, Class A1RR, 5.40% (3 mo. Term SOFR + 1.08%), 10/15/2030(c)	9,747,432	9,751,936
Series 2016-45A, Class BRR, 5.97% (3 mo. Term SOFR + 1.65%), 10/15/2030(c)	6,350,000	6,351,143
Series 2019-80A, Class BRR, 0.00% (3 mo. Term SOFR + 1.50%), 01/17/2033(c)	10,500,000	10,500,000
Series 2020-86A, Class A2R2, 5.80% (3 mo. Term SOFR + 1.48%), 07/17/2034(c)	11,420,000	11,419,372
Series 2020-86A, Class BR2, 5.92% (3 mo. Term SOFR + 1.60%), 07/17/2034(c)	10,000,000	10,008,040
Elmwood CLO Ltd.
Series 2022-2A, Class DR, 7.16% (3 mo. Term SOFR + 2.90%), 04/22/2035(c)	3,000,000	3,007,485

The accompanying notes are an integral part of these financial statements.

20

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2022-6A, Class CR, 7.22% (3 mo. Term SOFR + 2.90%), 10/17/2036(c)	$3,920,000	$3,923,438
Series 2022-6A, Class ER, 11.32% (3 mo. Term SOFR + 7.00%), 10/17/2036(c)	1,000,000	1,004,141
Series 2022-8A, Class AR, 5.98% (3 mo. Term SOFR + 1.65%), 10/20/2036(c)	16,070,000	16,079,803
Series 2023-2A, Class ER, 10.22% (3 mo. Term SOFR + 5.90%), 04/16/2036(c)	4,400,000	4,399,261
Fillmore Park CLO, Series 2018-1A, Class E, 9.98% (3 mo. Term SOFR + 5.66%), 07/15/2030(c)	1,000,000	1,000,021
Fort Greene Park CLO
Series 2025-2A, Class BR, 5.68% (3 mo. Term SOFR + 1.35%), 04/22/2034(c)	19,500,000	19,447,272
Series 2025-2A, Class DR, 6.68% (3 mo. Term SOFR + 2.35%), 04/22/2034(c)	1,750,000	1,741,514
GoldenTree Loan Management US CLO
Series 2017-1A, Class B1R3, 5.68% (3 mo. Term SOFR + 1.35%), 04/20/2034(c)	20,000,000	20,022,380
Series 2017-1A, Class DR3, 6.73% (3 mo. Term SOFR + 2.40%), 04/20/2034(c)	4,000,000	3,990,012
Series 2020-7A, Class BRR, 5.88% (3 mo. Term SOFR + 1.55%), 04/20/2034(c)	10,000,000	10,018,950
GoldentreeLoan Opportunities Ltd.
Series 2019-6A, Class BR2, 5.73% (3 mo. Term SOFR + 1.40%), 04/20/2035(c)	8,675,000	8,653,833
Series 2020-8A, Class BRR, 5.88% (3 mo. Term SOFR + 1.55%), 10/20/2034(c)	15,000,000	14,973,795
Series 2021-11A, Class BR, 5.88% (3 mo. Term SOFR + 1.55%), 10/20/2034(c)	15,000,000	15,031,500
Series 2023-17A, Class DJ, 8.33% (3 mo. Term SOFR + 4.00%), 01/20/2039(c)	2,000,000	1,999,782
Series 2025-26A, Class DJ, 8.17% (3 mo. Term SOFR + 3.90%), 07/20/2038(c)	1,250,000	1,250,000
Golub Capital Partners CLO Ltd., Series 2023-70A, Class B, 6.82% (3 mo. Term SOFR + 2.50%), 10/25/2036(c)	6,650,000	6,665,661
Highbridge Loan Management Ltd., Series 5A-2015, Class B1R3, 5.85% (3 mo. Term SOFR + 1.53%), 10/15/2030(c)	7,500,000	7,507,830

	Par	Value
Invesco CLO Ltd.
Series 2023-4A, Class D, 9.58% (3 mo. Term SOFR + 5.25%), 01/18/2037(c)	$9,250,000	$9,289,942
Series 2024-1RA, Class BR, 6.42% (3 mo. Term SOFR + 2.10%), 04/15/2037(c)	8,000,000	8,014,720
KKR CLO Trust
Series 15A, Class BR2, 5.88% (3 mo. Term SOFR + 1.55%), 01/18/2032(c)	3,350,000	3,354,167
Series 20A, Class BR, 5.87% (3 mo. Term SOFR + 1.55%), 10/16/2030(c)	15,000,000	15,012,900
Series 23A, Class BR, 5.88% (3 mo. Term SOFR + 1.55%), 10/20/2031(c)	10,480,000	10,498,099
KKR Static CLO Trust, Series 2022-1A, Class AR2, 5.31% (3 mo. Term SOFR + 0.98%), 07/20/2031(c)	7,416,312	7,425,449
LCM LP
Series 15A, Class DR, 8.29% (3 mo. Term SOFR + 3.96%), 07/20/2030(c)	9,000,000	9,037,584
Series 16A, Class BR2, 6.33% (3 mo. Term SOFR + 2.01%), 10/15/2031(c)	4,000,000	4,015,712
Series 16A, Class CR2, 6.73% (3 mo. Term SOFR + 2.41%), 10/15/2031(c)	5,100,000	5,122,251
Series 17A, Class BRR, 6.18% (3 mo. Term SOFR + 1.86%), 10/15/2031(c)	1,650,000	1,653,257
Series 22A, Class CR, 7.39% (3 mo. Term SOFR + 3.06%), 10/20/2028(c)	835,624	836,035
Series 27A, Class C, 6.53% (3 mo. Term SOFR + 2.21%), 07/16/2031(c)	2,700,000	2,710,201
Series 29A, Class BR, 6.18% (3 mo. Term SOFR + 1.86%), 04/15/2031(c)	5,005,000	5,017,352
LCM XIII LP
Series 14A, Class BR, 6.17% (3 mo. Term SOFR + 1.84%), 07/20/2031(c)	13,215,000	13,224,832
Series 14A, Class CR, 6.44% (3 mo. Term SOFR + 2.11%), 07/20/2031(c)	6,000,000	6,020,862
Madison Park Funding Ltd.
Series 2015-19A, Class AR3, 5.93% (3 mo. Term SOFR + 1.60%), 01/22/2037(c)	15,250,000	15,316,276
Series 2015-19A, Class DR3, 8.58% (3 mo. Term SOFR + 4.25%), 01/22/2037(c)	2,100,000	2,111,149

The accompanying notes are an integral part of these financial statements.

21

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2016-24A, Class BR2, 5.88% (3 mo. Term SOFR + 1.55%), 10/20/2029(c)	$11,355,000	$11,375,155
Series 2016-24A, Class CR2, 6.38% (3 mo. Term SOFR + 2.05%), 10/20/2029(c)	5,250,000	5,259,739
Series 2020-46A, Class B1RR, 5.82% (3 mo. Term SOFR + 1.50%), 10/15/2034(c)	1,750,000	1,746,300
Magnetite CLO Ltd.
Series 2017-19A, Class CRR, 6.07% (3 mo. Term SOFR + 1.75%), 04/17/2034(c)	10,000,000	10,013,530
Series 2017-19A, Class ERR, 9.42% (3 mo. Term SOFR + 5.10%), 04/17/2034(c)	4,750,000	4,704,343
Series 2019-23A, Class DR, 7.63% (3 mo. Term SOFR + 3.31%), 01/25/2035(c)	3,700,000	3,724,324
Series 2019-23A, Class ER, 10.88% (3 mo. Term SOFR + 6.56%), 01/25/2035(c)	2,750,000	2,752,313
Series 2019-24A, Class DR, 7.37% (3 mo. Term SOFR + 3.05%), 04/15/2035(c)	3,000,000	3,012,171
Series 2020-27A, Class ER, 10.59% (3 mo. Term SOFR + 6.26%), 10/20/2034(c)	5,250,000	5,249,402
Series 2022-32A, Class D2R, 0.00% (3 mo. Term SOFR + 3.65%), 10/15/2037(c)	3,500,000	3,500,000
Series 2022-35A, Class CR, 7.02% (3 mo. Term SOFR + 2.70%), 10/25/2036(c)	2,000,000	2,002,726
Series 2023-37A, Class E, 11.33% (3 mo. Term SOFR + 7.00%), 10/20/2036(c)	1,500,000	1,500,965
Series 2023-39A, Class D1R, 7.02% (3 mo. Term SOFR + 2.70%), 01/25/2037(c)	4,000,000	3,993,080
Series 2025-45A, Class D1, 6.78% (3 mo. Term SOFR + 2.50%), 04/15/2038(c)	1,690,000	1,687,404
Series 2025-50A, Class D2, 8.21% (3 mo. Term SOFR + 3.90%), 07/25/2038(c)	1,400,000	1,400,000
Marathon CLO Ltd., Series 2021-16A, Class A1JR, 5.80% (3 mo. Term SOFR + 1.48%), 04/15/2034(c)	8,000,000	8,000,000
Marble Point CLO, Series 2019-1A, Class A1R2, 5.36% (3 mo. Term SOFR + 1.04%), 07/23/2032(c)	4,022,780	4,019,140
Myers Park CLO, Series 2018-1A, Class C, 6.64% (3 mo. Term SOFR + 2.31%), 10/20/2030(c)	1,240,000	1,244,913

	Par	Value
Neuberger Berman CLO Ltd.
Series 2019-34A, Class D2R2, 8.43% (3 mo. Term SOFR + 4.10%), 07/20/2039(c)	$1,500,000	$1,504,965
Series 2020-39A, Class ER, 11.53% (3 mo. Term SOFR + 7.20%), 04/20/2038(c)	3,625,000	3,650,951
Series 2021-43A, Class BR, 5.77% (3 mo. Term SOFR + 1.45%), 07/17/2036(c)	14,440,000	14,411,495
Series 2021-43A, Class DR, 6.97% (3 mo. Term SOFR + 2.65%), 07/17/2036(c)	5,000,000	4,987,400
Series 2021-45A, Class BR, 5.87% (3 mo. Term SOFR + 1.55%), 10/14/2036(c)	10,000,000	9,999,450
Series 2021-46A, Class DR, 6.98% (3 mo. Term SOFR + 2.65%), 01/20/2037(c)	1,500,000	1,502,934
NYACK Park CLO Ltd., Series 2021-1A, Class D, 7.39% (3 mo. Term SOFR + 3.06%), 10/20/2034(c)	1,325,000	1,330,307
Octagon Credit Investors LLC
Series 2022-1A, Class A1R, 5.94% (3 mo. Term SOFR + 1.75%), 11/16/2036(c)	25,800,000	25,834,391
Series 2022-1A, Class DR, 9.28% (3 mo. Term SOFR + 5.09%), 11/16/2036(c)	1,000,000	1,007,450
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 6.28% (3 mo. Term SOFR + 1.96%), 01/25/2031(c)	1,500,000	1,500,299
Series 2014-1A, Class CR4, 6.48% (3 mo. Term SOFR + 2.25%), 02/14/2031(c)	5,000,000	4,984,410
Series 2016-1A, Class B2R, 2.40%, 07/15/2030(c)	4,000,000	3,874,300
Series 2016-1A, Class CR, 6.38% (3 mo. Term SOFR + 2.06%), 07/15/2030(c)	6,220,000	6,240,259
Series 2018-3A, Class BR, 6.13% (3 mo. Term SOFR + 1.80%), 10/20/2030(c)	5,000,000	5,004,545
Series 2019-1A, Class CR, 6.77% (3 mo. Term SOFR + 2.45%), 10/25/2032(c)	1,350,000	1,355,103
Series 2021-1A, Class BR, 5.83% (3 mo. Term SOFR + 1.50%), 07/20/2034(c)	14,750,000	14,730,825
Octagon Investment Partners XXII LLC
Series 2014-1A, Class CRR, 6.49% (3 mo. Term SOFR + 2.16%), 01/22/2030(c)	3,970,000	3,984,657

The accompanying notes are an integral part of these financial statements.

22

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2014-1A, Class DRR, 7.34% (3 mo. Term SOFR + 3.01%), 01/22/2030(c)	$1,750,000	$1,760,022
OHA Credit Funding, Series 2023-16A, Class A2, 6.28% (3 mo. Term SOFR + 1.95%), 10/20/2036(c)	10,000,000	10,006,040
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 7.62% (3 mo. Term SOFR + 3.30%), 04/23/2037(c)	1,000,000	1,008,739
Palmer Square CLO Ltd., Series 2023-3A, Class C, 7.23% (3 mo. Term SOFR + 2.90%), 01/20/2037(c)	1,750,000	1,755,485
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class A2R, 5.62% (3 mo. Term SOFR + 1.30%), 07/24/2031(c)	2,000,000	2,002,186
Series 2024-3A, Class A2, 5.88% (3 mo. Term SOFR + 1.65%), 08/08/2032(c)	1,750,000	1,752,655
Sculptor CLO Ltd., Series 27A, Class B1R, 5.83% (3 mo. Term SOFR + 1.50%), 07/20/2034(c)	20,000,000	19,957,700
Sound Point CLO Ltd., Series 2018-1A, Class B2AR, 2.73%, 04/15/2031(c)	2,000,000	1,916,762
Southwick Park CLO, Series 2019-4A, Class DRR, 7.03% (3 mo. Term SOFR + 2.70%), 07/20/2032(c)	2,180,000	2,181,458
Steele Creek CLO Ltd., Series 2019-1A, Class BRR, 6.07% (3 mo. Term SOFR + 1.75%), 04/15/2032(c)	10,000,000	10,012,350
Stratus CLO Ltd., Series 2025-1A, Class B, 5.79% (3 mo. Term SOFR + 1.45%), 07/15/2033(c)	5,000,000	5,000,000
Symphony CLO Ltd.
Series 2018-20A, Class AR2, 5.42% (3 mo. Term SOFR + 1.10%), 01/16/2032(c)	4,863,759	4,866,195
Series 2020-23A, Class BR2, 5.67% (3 mo. Term SOFR + 1.35%), 01/15/2034(c)	8,750,000	8,727,250
Thompson Park CLO Ltd.
Series 2021-1A, Class B1R, 5.82% (3 mo. Term SOFR + 1.50%), 04/15/2034(c)	10,000,000	9,980,610
Series 2021-1A, Class DR, 7.02% (3 mo. Term SOFR + 2.70%), 04/15/2034(c)	5,000,000	5,016,615
Series 2021-1A, Class ER, 8.92% (3 mo. Term SOFR + 4.60%), 04/15/2034(c)	3,250,000	3,234,075

	Par	Value
Voya CLO Ltd.
Series 2016-3A, Class A3R2, 6.03% (3 mo. Term SOFR + 1.70%), 10/18/2031(c)	$7,500,000	$7,509,435
Series 2021-1A, Class BR, 5.67% (3 mo. Term SOFR + 1.35%), 07/15/2034(c)	10,000,000	9,983,110
Wellington Management CLO Ltd., Series 2023-1A, Class B, 6.78% (3 mo. Term SOFR + 2.45%), 10/20/2036(c)	3,250,000	3,257,270
Whetstone Park CLO Ltd., Series 2021-1A, Class B2, 2.79%, 01/20/2035(c)	1,400,000	1,300,893
Wind River CLO Ltd.,
Series 2019-3A, Class AR2, 5.38% (3 mo. Term SOFR + 1.06%), 04/15/2031(c)	4,444,982	4,443,342
Series 2019-3A, Class BR2, 5.87% (3 mo. Term SOFR + 1.55%), 04/15/2031(c)	11,000,000	11,022,110
Wonder Lake Park CLO Ltd., Series 2025-1A, Class D2, 8.32% (3 mo. Term SOFR + 4.00%), 07/24/2038(c)	3,500,000	3,500,000
Zais CLO Ltd., Series 2018-11A, Class A2R, 5.73% (3 mo. Term SOFR + 1.40%), 01/20/2032(c)	5,000,000	5,005,900
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $970,786,701)		970,135,499
ASSET-BACKED SECURITIES - 7.4%
American Credit Acceptance Receivables Trust
Series 2022-1, Class E, 3.64%, 03/13/2028(c)	12,000,000	11,994,461
Series 2022-4, Class D, 8.00%, 02/15/2029(c)	5,655,686	5,735,678
Series 2023-1, Class C, 5.59%, 04/12/2029(c)	1,468,990	1,471,076
Series 2023-2, Class C, 5.96%, 08/13/2029(c)	4,184,993	4,196,143
Series 2023-3, Class C, 6.44%, 10/12/2029(c)	4,941,405	4,975,852
Series 2023-4, Class C, 6.99%, 09/12/2030(c)	7,500,000	7,590,018
Series 2023-4, Class D, 7.65%, 09/12/2030(c)	7,440,000	7,737,853
Series 2024-1, Class B, 5.60%, 11/12/2027(c)	755,868	756,141
Series 2024-1, Class C, 5.63%, 01/14/2030(c)	5,000,000	5,024,909
Series 2024-2, Class B, 6.10%, 12/13/2027(c)	5,750,000	5,757,580

The accompanying notes are an integral part of these financial statements.

23

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2024-2, Class C, 6.24%, 04/12/2030(c)	$4,750,000	$4,810,103
Series 2024-2, Class D, 6.53%, 04/12/2030(c)	7,750,000	7,976,997
Series 2024-3, Class B, 5.66%, 08/14/2028(c)	8,000,000	8,040,328
Series 2024-3, Class C, 5.73%, 07/12/2030(c)	6,350,000	6,437,547
Series 2024-3, Class D, 6.04%, 07/12/2030(c)	4,500,000	4,615,867
Series 2024-4, Class C, 4.91%, 08/12/2031(c)	2,000,000	2,010,121
Series 2025-1, Class C, 5.09%, 08/12/2031(c)	6,875,000	6,944,011
Series 2025-3, Class A, 4.73%, 01/12/2029(c)	15,000,000	15,022,527
Series 2025-3, Class C, 4.95%, 07/12/2032(c)	5,000,000	5,041,588
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, 02/18/2028	630,126	631,079
CarMax Auto Owner Trust
Series 2022-3, Class D, 6.20%, 01/16/2029	6,250,000	6,321,603
Series 2024-1, Class A2A, 5.30%, 03/15/2027	997,627	998,374
Series 2024-1, Class B, 5.17%, 08/15/2029	4,400,000	4,481,429
CNH Equipment Trust
Series 2023-B, Class A3, 5.60%, 02/15/2029	4,642,951	4,705,742
Series 2024-A, Class A2, 5.19%, 07/15/2027	889,149	889,652
CPS Auto Trust
Series 2021-D, Class E, 4.06%, 12/15/2028(c)	5,000,000	4,958,177
Series 2023-A, Class C, 5.54%, 04/16/2029(c)	1,401,100	1,403,313
Series 2024-C, Class B, 5.68%, 12/15/2028(c)	3,920,000	3,949,025
Series 2024-D, Class A, 4.91%, 06/15/2028(c)	2,416,265	2,419,299
Series 2025-C, Class A, 4.71%, 03/15/2029(c)	10,069,636	10,089,857
Enterprise Fleet Financing LLC
Series 2024-1, Class A2, 5.23%, 03/20/2030(c)	4,553,090	4,590,027
Series 2024-3, Class A2, 5.31%, 04/20/2027(c)	2,146,353	2,157,971
Series 2024-3, Class A3, 4.98%, 08/21/2028(c)	3,000,000	3,044,039
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/2027	523,667	517,701
Series 2021-2A, Class E, 2.90%, 07/17/2028(c)	1,500,000	1,485,062

	Par	Value
Series 2021-3A, Class E, 3.04%, 12/15/2028(c)	$11,250,000	$11,100,559
Series 2022-2A, Class D, 4.56%, 07/17/2028	2,780,744	2,778,146
Series 2022-4A, Class C, 4.92%, 12/15/2028	259,546	259,564
Series 2022-5A, Class C, 6.51%, 12/15/2027	1,430,411	1,433,107
Series 2022-6A, Class C, 6.32%, 05/15/2028	6,653,798	6,683,656
Series 2023-1A, Class D, 6.69%, 06/15/2029	2,960,000	3,017,714
Series 2023-4A, Class B, 6.31%, 10/15/2027	429,217	429,534
Series 2023-4A, Class C, 6.51%, 08/15/2028	5,000,000	5,046,101
Series 2023-4A, Class D, 6.95%, 12/17/2029	2,635,000	2,723,665
Series 2023-5A, Class B, 6.58%, 04/17/2028	3,118,447	3,133,004
Series 2024-1A, Class B, 5.29%, 08/15/2028	6,708,434	6,729,838
Series 2024-2A, Class B, 5.61%, 04/17/2028	738,212	739,745
Series 2024-2A, Class C, 5.74%, 05/15/2029	5,000,000	5,057,910
Series 2024-3A, Class A3, 5.65%, 12/15/2027	2,944,637	2,949,704
Series 2024-3A, Class C, 5.70%, 07/16/2029	3,350,000	3,396,886
Series 2024-4A, Class A3, 5.28%, 08/15/2030	3,913,363	3,920,094
Series 2024-4A, Class B, 5.29%, 08/15/2030	1,800,000	1,808,099
Series 2024-4A, Class C, 5.48%, 08/15/2030	1,200,000	1,216,257
Series 2024-5A, Class C, 4.64%, 01/15/2030	2,500,000	2,506,130
Series 2025-1A, Class C, 5.09%, 05/15/2031	7,750,000	7,850,048
Series 2025-3A, Class C, 5.09%, 10/15/2031	5,000,000	5,073,582
First Investors Auto Owner Trust, Series 2022-1A, Class C, 3.13%, 05/15/2028(c)	4,133,847	4,113,501
GLS Auto Receivables Trust
Series 2020-3A, Class E, 4.31%, 07/15/2027(c)	1,613,523	1,613,106
Series 2020-4A, Class E, 3.51%, 10/15/2027(c)	4,723,375	4,705,233
Series 2021-1A, Class E, 3.14%, 01/18/2028(c)	2,989,112	2,986,643
Series 2021-2A, Class E, 2.87%, 05/15/2028(c)	11,910,000	11,794,721
Series 2021-3A, Class E, 3.20%, 10/16/2028(c)	5,700,000	5,615,760

The accompanying notes are an integral part of these financial statements.

24

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2021-4A, Class E, 4.43%, 10/16/2028(c)	$10,000,000	$9,845,296
Series 2023-1A, Class C, 6.38%, 12/15/2028(c)	4,651,063	4,670,931
Series 2023-2A, Class C, 5.69%, 03/15/2029(c)	7,893,000	7,945,062
Series 2023-3A, Class C, 6.01%, 05/15/2029(c)	8,092,000	8,166,123
Series 2023-4A, Class B, 6.57%, 03/15/2028(c)	8,895,592	8,941,845
Series 2024-1A, Class A3, 5.40%, 09/15/2027(c)	2,959,275	2,961,008
Series 2024-1A, Class B, 5.49%, 07/17/2028(c)	10,000,000	10,047,105
Series 2024-1A, Class C, 5.64%, 12/17/2029(c)	3,500,000	3,543,951
Series 2024-2A, Class A3, 5.64%, 01/18/2028(c)	10,000,000	10,025,230
Series 2024-2A, Class B, 5.77%, 11/15/2028(c)	10,000,000	10,097,220
Series 2024-2A, Class C, 6.03%, 02/15/2030(c)	3,250,000	3,322,606
Series 2024-2A, Class D, 6.19%, 02/15/2030(c)	5,000,000	5,162,238
Series 2024-3A, Class A3, 5.02%, 04/17/2028(c)	8,000,000	8,026,705
Series 2024-3A, Class B, 5.08%, 01/16/2029(c)	7,137,000	7,190,576
Series 2024-3A, Class C, 5.21%, 02/18/2031(c)	3,500,000	3,546,018
Series 2024-4A, Class A3, 4.75%, 07/17/2028(c)	9,750,000	9,779,078
Series 2024-4A, Class B, 4.89%, 04/16/2029(c)	10,000,000	10,067,631
Series 2024-4A, Class C, 5.10%, 06/17/2030(c)	5,000,000	5,069,059
GLS Auto Select Receivables Trust
Series 2024-4A, Class B, 4.50%, 11/15/2030(c)	3,380,000	3,398,729
Series 2024-4A, Class C, 4.75%, 11/15/2030(c)	3,700,000	3,735,994
NextGear Floorplan Master Trust, Series 2024-1A, Class A2, 5.12%, 03/15/2029(c)	10,000,000	10,142,224
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class A, 5.36%, 04/16/2035(c)	7,500,000	7,796,239
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class C, 3.76%, 07/16/2029	4,872,734	4,852,781
Series 2022-4, Class B, 4.42%, 11/15/2027	341,586	341,570

	Par	Value
Series 2023-3, Class A3, 5.61%, 10/15/2027	$363,821	$364,028
Series 2023-4, Class A3, 5.73%, 04/17/2028	7,017,710	7,038,787
Series 2023-4, Class B, 5.77%, 12/15/2028	4,574,000	4,631,272
Series 2023-5, Class B, 6.16%, 12/17/2029	4,500,000	4,583,844
Series 2023-6, Class A3, 5.93%, 07/17/2028	7,211,320	7,244,521
Series 2023-6, Class C, 6.40%, 03/17/2031	5,000,000	5,180,608
Series 2024-1, Class C, 5.45%, 03/15/2030	1,000,000	1,015,815
Series 2024-2, Class B, 5.78%, 07/16/2029	10,000,000	10,162,316
Series 2024-3, Class B, 5.55%, 09/17/2029	8,600,000	8,735,978
Series 2024-3, Class C, 5.64%, 08/15/2030	3,500,000	3,584,008
Series 2024-4, Class C, 4.95%, 04/15/2030	6,500,000	6,587,417
Series 2024-5, Class A2, 4.88%, 09/15/2027	3,651,022	3,653,000
Series 2024-5, Class C, 4.78%, 01/15/2031	5,290,000	5,335,507
Series 2025-1, Class C, 5.04%, 03/17/2031	7,000,000	7,108,676
Series 2025-3, Class A2, 4.63%, 10/16/2028	18,000,000	18,057,722
Santander Consumer USA, Inc.
Series 2022-5, Class C, 4.74%, 10/16/2028	4,512,335	4,515,879
Series 2022-6, Class D, 5.69%, 02/18/2031	9,505,000	9,599,382
Series 2022-7, Class B, 5.95%, 01/17/2028	7,746,069	7,764,620
Series 2022-7, Class C, 6.69%, 03/17/2031	9,695,000	9,898,857
Series 2023-1, Class B, 4.98%, 02/15/2028	2,740,776	2,741,378
Series 2023-1, Class C, 5.09%, 05/15/2030	10,035,000	10,103,146
Series 2023-2, Class B, 5.24%, 05/15/2028	986,133	988,544
Series 2023-2, Class C, 5.47%, 12/16/2030	5,000,000	5,075,928
Series 2024-1, Class A3, 5.35%, 02/15/2028	3,053,329	3,055,978
Series 2024-1, Class B, 5.31%, 01/16/2029	7,330,000	7,373,800
Series 2024-2, Class C, 4.67%, 05/17/2032	3,750,000	3,769,151
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/2028(c)	4,386,866	4,405,030

The accompanying notes are an integral part of these financial statements.

25

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Westlake Automobile Receivables Trust
Series 2021-2A, Class E, 2.38%, 03/15/2027(c)	$2,200,954	$2,198,549
Series 2021-3A, Class E, 3.42%, 04/15/2027(c)	10,030,000	9,994,692
Series 2022-2A, Class D, 5.48%, 09/15/2027(c)	10,725,000	10,765,134
Series 2022-3A, Class C, 6.44%, 12/15/2027(c)	3,953,414	3,972,473
Series 2023-1A, Class B, 5.41%, 01/18/2028(c)	1,595,963	1,597,097
Series 2023-1A, Class C, 5.74%, 08/15/2028(c)	6,275,000	6,320,677
Series 2023-1A, Class D, 6.79%, 11/15/2028(c)	1,485,000	1,527,094
Series 2023-2A, Class B, 6.14%, 03/15/2028(c)	3,148,761	3,152,997
Series 2023-2A, Class C, 6.29%, 03/15/2028(c)	8,805,000	8,865,508
Series 2023-3A, Class A3, 5.82%, 05/17/2027(c)	3,008,131	3,013,461
Series 2023-3A, Class B, 5.92%, 09/15/2028(c)	2,818,000	2,834,263
Series 2023-3A, Class C, 6.02%, 09/15/2028(c)	6,350,000	6,440,018
Series 2023-4A, Class C, 6.64%, 11/15/2028(c)	8,060,000	8,256,537
Series 2024-1A, Class A3, 5.44%, 05/17/2027(c)	6,830,246	6,843,147
Series 2024-1A, Class B, 5.55%, 11/15/2027(c)	10,000,000	10,066,344
Series 2024-1A, Class C, 5.65%, 02/15/2029(c)	6,330,000	6,394,231
Series 2024-2A, Class B, 5.62%, 03/15/2030(c)	7,000,000	7,066,842
Series 2024-2A, Class C, 5.68%, 03/15/2030(c)	5,000,000	5,071,965
Series 2024-3A, Class C, 4.92%, 11/15/2029(c)	5,000,000	5,029,225
Series 2025-1A, Class C, 5.14%, 10/15/2030(c)	6,500,000	6,593,941
World Omni Select Auto Trust
Series 2024-A, Class A2A, 5.37%, 02/15/2028	981,375	983,351
Series 2024-A, Class A3, 4.98%, 02/15/2030	2,000,000	2,010,825
TOTAL ASSET-BACKED SECURITIES (Cost $711,645,345)		717,712,239
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.1%
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035(g)	30,730,425	1,238,743

	Par	Value
Fannie Mae Pool, Pool AN8088, 3.33%, 01/01/2038	$10,731,000	$9,053,476
Federal Home Loan Mortgage Corp.
Series K120, Class X1, 1.12%, 10/25/2030(e)(g)	200,169,491	8,407,679
Series K-1520, Class X1, 0.58%, 02/25/2036(e)(g)	44,555,179	1,521,274
Series K-167, Class X1, 0.33%, 10/25/2034(e)(g)	398,664,131	6,400,672
Series K538, Class X1, 0.73%, 01/25/2030(e)(g)	148,526,612	3,423,375
Series K540, Class X1, 0.62%, 02/25/2030(e)(g)	688,008,763	13,270,726
Series K545, Class X1, 0.32%, 07/25/2030(e)(g)	663,039,532	6,094,063
Federal Home Loan Mortgage Corp.
Pool WA3427, 3.33%, 07/01/2041	3,891,743	3,230,778
Pool WA3428, 3.05%, 11/01/2041	3,326,627	2,660,749
Federal National Mortgage Association
Pool AN8580, 3.51%, 04/01/2038	3,300,000	2,952,422
Pool BL8418, 1.71%, 09/01/2035	16,305,000	12,643,177
Pool BS1785, 2.32%, 04/01/2036	20,083,000	16,419,456
Pool BS1824, 2.59%, 04/01/2041	7,890,000	5,805,366
Pool BS3782, 2.44%, 11/01/2046	14,750,000	9,466,641
Pool BZ0164, 2.80%, 06/01/2041	1,739,751	1,339,869
Federal National Mortgage Association, Series 2020-M13, Class X3, 1.23%, 12/25/2049(e)(g)	133,438,529	8,358,483
Freddie Mac Multiclass Certificates Series,
Series 2020-RR09, Class CX, 2.68%, 08/27/2029(e)(g)	42,360,000	2,653,036
Series 2021-RR17, Class X, 2.04%, 08/27/2027(e)(g)	70,015,000	1,473,263
Freddie Mac Multifamily ML Certificates
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(c)(e)(g)	10,303,093	719,568
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036(c)(e)(g)	23,975,781	3,036,293
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(g)	31,678,940	3,744,451
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040(c)(e)(g)	42,572,648	4,588,906
Series 2021-ML10, Class XUS, 2.06%, 01/25/2038(c)(e)(g)	13,758,620	1,951,798
Series 2021-ML10, Class XUS, 1.52%, 06/25/2038(c)(e)(g)	38,216,757	4,079,639

The accompanying notes are an integral part of these financial statements.

26

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(c)(g)	$32,948,176	$1,599,963
Series 2021-ML12, Class XUS, 1.30%, 07/25/2041(c)(e)(g)	17,505,187	1,548,334
Freddie Mac Multifamily Structured Pass Through Certificates
Series K061, Class XAM, 0.19%, 11/25/2026(e)(g)	72,512,000	97,065
Series K062, Class XAM, 0.31%, 12/25/2026(e)(g)	79,423,000	215,363
Series K063, Class X1, 0.39%, 01/25/2027(e)(g)	344,556,854	1,161,191
Series K064, Class X1, 0.72%, 03/25/2027(e)(g)	116,364,828	847,764
Series K065, Class XAM, 0.70%, 05/25/2027(e)(g)	57,193,000	537,420
Series K066, Class X1, 0.87%, 06/25/2027(e)(g)	29,268,725	294,660
Series K067, Class X1, 0.70%, 07/25/2027(e)(g)	38,200,660	326,688
Series K068, Class X1, 0.54%, 08/25/2027(e)(g)	96,616,991	662,599
Series K069, Class X1, 0.47%, 09/25/2027(e)(g)	27,291,688	167,918
Series K073, Class X1, 0.43%, 01/25/2028(e)(g)	144,192,799	948,241
Series K073, Class XAM, 0.33%, 01/25/2028(e)(g)	54,203,000	272,592
Series K080, Class X1, 0.26%, 07/25/2028(e)(g)	411,080,500	1,647,200
Series K081, Class X1, 0.22%, 08/25/2028(e)(g)	149,007,597	440,213
Series K084, Class X1, 0.33%, 10/25/2028(e)(g)	327,123,856	2,056,137
Series K089, Class XAM, 0.60%, 01/25/2029(e)(g)	53,965,000	857,072
Series K090, Class XAM, 0.77%, 03/25/2029(e)(g)	50,517,000	1,078,008
Series K091, Class XAM, 0.64%, 03/25/2029(e)(g)	53,659,000	954,567
Series K093, Class X1, 1.08%, 05/25/2029(e)(g)	67,257,372	1,958,467
Series K094, Class X1, 1.01%, 06/25/2029(e)(g)	201,614,424	5,689,599
Series K095, Class X1, 1.07%, 06/25/2029(e)(g)	44,438,875	1,340,441
Series K097, Class X1, 1.21%, 07/25/2029(e)(g)	70,848,454	2,503,806
Series K097, Class XAM, 1.48%, 09/25/2051(e)(g)	66,115,000	3,188,528
Series K098, Class X1, 1.26%, 08/25/2029(e)(g)	77,248,691	2,948,691
Series K098, Class XAM, 1.52%, 08/25/2029(e)(g)	24,691,000	1,216,313

	Par	Value
Series K099, Class X1, 1.00%, 09/25/2029(e)(g)	$205,135,578	$6,092,096
Series K100, Class XAM, 1.03%, 09/25/2029(e)(g)	62,086,000	2,153,000
Series K101, Class XAM, 1.21%, 10/25/2029(e)(g)	65,686,000	2,662,661
Series K102, Class X1, 0.94%, 10/25/2029(e)(g)	170,011,339	4,844,847
Series K103, Class X1, 0.75%, 11/25/2029(e)(g)	281,442,825	6,480,502
Series K105, Class X1, 1.64%, 01/25/2030(e)(g)	61,137,376	3,398,284
Series K105, Class XAM, 1.89%, 01/25/2030(e)(g)	64,122,000	4,436,608
Series K107, Class X1, 1.70%, 01/25/2030(e)(g)	45,373,411	2,634,534
Series K107, Class XAM, 1.67%, 02/25/2030(e)(g)	118,898,000	7,242,755
Series K108, Class X1, 1.81%, 03/25/2030(e)(g)	56,262,180	3,558,386
Series K108, Class XAM, 1.78%, 03/25/2030(e)(g)	70,601,000	4,707,484
Series K110, Class X1, 1.76%, 04/25/2030(e)(g)	34,162,427	2,082,893
Series K111, Class X1, 1.67%, 05/25/2030(e)(g)	107,317,938	6,492,306
Series K112, Class X1, 1.53%, 05/25/2030(e)(g)	151,171,171	8,408,579
Series K112, Class XAM, 1.77%, 05/25/2030(e)(g)	44,272,000	3,090,274
Series K113, Class X1, 1.48%, 06/25/2030(e)(g)	149,456,539	7,985,627
Series K114, Class X1, 1.21%, 06/25/2030(e)(g)	140,822,202	6,272,939
Series K114, Class XAM, 1.44%, 06/25/2030(e)(g)	54,977,000	3,111,451
Series K115, Class X1, 1.42%, 06/25/2030(e)(g)	60,675,184	3,178,160
Series K115, Class XAM, 1.65%, 07/25/2030(e)(g)	40,865,759	2,683,381
Series K116, Class X1, 1.52%, 07/25/2030(e)(g)	107,417,998	5,921,449
Series K116, Class XAM, 1.70%, 08/25/2030(e)(g)	23,000,000	1,595,153
Series K118, Class X1, 1.04%, 09/25/2030(e)(g)	160,592,339	6,298,415
Series K118, Class XAM, 1.26%, 09/25/2030(e)(g)	35,916,184	1,859,898
Series K119, Class XAM, 1.23%, 10/25/2030(e)(g)	51,000,000	2,581,054
Series K121, Class X1, 1.11%, 10/25/2030(e)(g)	48,312,456	2,002,010
Series K121, Class XAM, 1.29%, 11/25/2030(e)(g)	70,786,000	3,871,131
Series K122, Class X1, 0.96%, 11/25/2030(e)(g)	236,826,644	8,762,491

The accompanying notes are an integral part of these financial statements.

27

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series K122, Class XAM, 1.17%, 11/25/2030(e)(g)	$35,211,000	$1,746,871
Series K123, Class XAM, 1.07%, 12/25/2030(e)(g)	108,000,000	4,900,824
Series K124, Class XAM, 1.03%, 01/25/2031(e)(g)	89,626,000	3,942,433
Series K125, Class X1, 0.67%, 01/25/2031(e)(g)	320,773,921	8,146,503
Series K125, Class XAM, 0.87%, 01/25/2031(e)(g)	103,992,000	3,903,756
Series K127, Class XAM, 0.59%, 02/25/2031(e)(g)	186,332,000	4,516,725
Series K128, Class X1, 0.61%, 03/25/2031(e)(g)	161,808,926	3,702,285
Series K128, Class XAM, 0.83%, 03/25/2031(e)(g)	37,700,000	1,365,321
Series K129, Class XAM, 1.32%, 05/25/2031(e)(g)	31,700,000	1,888,074
Series K130, Class X1, 1.14%, 06/25/2031(e)(g)	142,334,312	6,937,631
Series K130, Class XAM, 1.32%, 07/25/2031(e)(g)	43,372,188	2,693,426
Series K131, Class X1, 0.83%, 07/25/2031(e)(g)	139,803,174	5,034,816
Series K138, Class XAM, 0.79%, 01/25/2032(e)(g)	195,000,000	7,553,267
Series K141, Class X1, 0.41%, 02/25/2032(e)(g)	208,547,934	3,783,581
Series K141, Class XAM, 0.43%, 02/25/2032(e)(g)	195,000,000	3,813,946
Series K145, Class X1, 0.43%, 05/25/2032(e)(g)	103,982,976	2,049,005
Series K149, Class X1, 0.40%, 08/25/2032(e)(g)	508,296,907	9,341,786
Series K1511, Class X1, 0.93%, 03/25/2034(e)(g)	129,233,337	5,894,371
Series K1512, Class X1, 1.05%, 04/25/2034(e)(g)	46,849,926	2,408,227
Series K1513, Class X1, 0.99%, 08/25/2034(e)(g)	100,164,902	5,173,407
Series K1514, Class X1, 0.70%, 10/25/2034(e)(g)	80,010,484	3,111,160
Series K1515, Class X1, 1.63%, 02/25/2035(e)(g)	77,898,807	7,603,142
Series K1516, Class X1, 1.63%, 05/25/2035(e)(g)	41,191,965	4,354,106
Series K1517, Class X1, 1.44%, 07/25/2035(e)(g)	88,101,895	8,079,904
Series K152, Class X1, 1.10%, 01/25/2031(e)(g)	27,960,982	1,071,171
Series K1521, Class X1, 1.09%, 08/25/2036(e)(g)	94,909,361	7,128,974

	Par	Value
Series K155, Class X1, 0.26%, 04/25/2033(e)(g)	$239,965,218	$2,200,553
Series K155, Class X1, 0.42%, 04/25/2033(e)(g)	255,150,746	5,074,872
Series K160, Class X1, 0.38%, 08/25/2033(e)(g)	253,988,868	4,531,085
Series K164, Class X1, 0.47%, 05/25/2034(e)(g)	316,834,627	7,686,471
Series K165, Class X1, 0.79%, 09/25/2034(e)(g)	304,814,604	14,081,398
Series K169, Class X1, 0.43%, 12/25/2034(e)(g)	198,891,828	4,522,283
Series K513, Class X1, 0.88%, 12/25/2028(e)(g)	107,772,696	2,261,233
Series K522, Class X1, 0.60%, 05/25/2029(e)(g)	122,954,895	1,821,921
Series K528, Class X1, 1.01%, 07/25/2029(e)(g)	100,000,000	2,968,890
Series K529, Class X1, 0.58%, 09/25/2029(e)(g)	250,000,000	4,050,875
Series K734, Class X1, 0.80%, 02/25/2026(e)(g)	49,398,513	53,286
Series K735, Class X1, 1.10%, 05/25/2026(e)(g)	56,206,445	248,978
Series K735, Class XAM, 1.51%, 05/25/2026(e)(g)	70,547,000	649,449
Series K737, Class XAM, 1.15%, 10/25/2026(e)(g)	20,050,000	217,131
Series K738, Class XAM, 1.49%, 03/25/2027(e)(g)	24,099,000	455,616
Series K739, Class XAM, 1.66%, 09/25/2027(e)(g)	32,621,072	845,718
Series K742, Class XAM, 1.02%, 04/25/2028(e)(g)	89,849,000	2,140,922
Series K743, Class XAM, 1.39%, 05/25/2028(e)(g)	99,488,000	3,135,742
Series K744, Class X1, 0.96%, 07/25/2028(e)(g)	111,800,103	2,304,871
Series K744, Class XAM, 1.33%, 07/25/2028(e)(g)	122,906,000	3,803,633
Series K747, Class XAM, 0.48%, 12/25/2028(e)(g)	160,000,000	1,859,808
Series K748, Class XAM, 0.64%, 01/25/2029(e)(g)	175,000,000	3,019,292
Series K757, Class X1, 0.90%, 08/25/2031(e)(g)	213,757,900	8,052,217
Series KG02, Class X1, 1.14%, 08/25/2029(e)(g)	31,318,509	955,384
Series KG03, Class X1, 1.47%, 06/25/2030(e)(g)	15,236,428	797,907
Series KG04, Class X1, 0.93%, 11/25/2030(e)(g)	110,025,005	3,870,141
Series KW03, Class X1, 0.91%, 06/25/2027(e)(g)	12,452,783	126,908
Series KW06, Class X1, 0.30%, 06/25/2028(e)(g)	433,996,355	1,737,114

The accompanying notes are an integral part of these financial statements.

28

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series KW09, Class X1, 0.92%, 05/25/2029(e)(g)	$58,842,049	$1,231,576
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $524,093,733)		498,351,097
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 4.70%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 4A1, 6.02%, 01/25/2036(e)	4,361,767	3,075,228
Series 2005-3, Class 2A1, 4.76%, 07/25/2035(e)	179,207	168,369
Series 2006-2, Class 1A1, 4.75%, 05/25/2036(e)	594,006	517,091
American Home Mortgage Investment Trust, Series 2006-2, Class 3A5, 6.75%, 06/25/2036(h)	2,747,648	380,195
Banc of America Alternative Loan Trust
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	584,556	523,182
Series 2005-11, Class 4A6, 5.75%, 12/25/2035	95,297	85,292
Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	1,606,916	1,381,406
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	658,394	610,038
Series 2006-4, Class 4CB1, 6.50%, 05/25/2046	354,104	334,168
Series 2006-4, Class 5CB1, 6.50%, 05/25/2046	1,845,655	1,652,038
Series 2006-5, Class CB17, 6.00%, 06/25/2046	200,322	174,937
Series 2006-6, Class CB5, 6.00%, 07/25/2046	807,117	706,115
Series 2006-9, Class 1CB1, 6.00%, 01/25/2037	128,218	115,479
Series 2006-9, Class A2, 4.84% (1 mo. Term SOFR + 0.51%), 01/25/2037	637,512	518,653
Banc of America Funding Corp.
Series 2003-3, Class 1A7, 5.50%, 10/25/2033	122,916	123,013
Series 2004-1, Class 2A1, 6.00%, 02/25/2034	345,368	348,106
Series 2004-1, Class 4A1, 6.00%, 03/25/2034	2,262,960	2,235,673
Series 2004-B, Class 4A2, 6.22%, 11/20/2034(e)	1,125,033	1,088,411
Series 2005-3, Class 1A20, 5.50%, 06/25/2035	52,425	49,334

	Par	Value
Series 2005-4, Class 2A1, 5.50%, 08/25/2035	$29,298	$28,535
Series 2005-5, Class 1A11, 5.50%, 09/25/2035	98,571	100,103
Series 2005-5, Class 2A1, 5.50%, 09/25/2035	1,132,491	1,100,543
Series 2005-7, Class 2A3, 5.50%, 11/25/2035	2,096,326	2,003,735
Series 2005-7, Class 3A15, 5.75%, 11/25/2035	2,701	2,782
Series 2005-7, Class 3A9, 6.00%, 11/25/2035	13,435	13,694
Series 2005-8, Class 4A28, 5.75%, 01/25/2036	1,442,440	1,318,140
Series 2006-5, Class 3A2, 5.75%, 09/25/2036	231,596	216,286
Series 2006-7, Class 1A9, 6.00%, 09/25/2036	340,047	296,694
Series 2006-F, Class 2A1, 5.41%, 07/20/2036(e)	2,617,175	2,291,700
Series 2006-I, Class 1A1, 6.03%, 12/20/2036(e)	327,437	323,861
Series 2006-I, Class 2A1, 6.29%, 12/20/2036(e)	1,502,991	1,479,639
Series 2006-I, Class 2A2, 6.29%, 12/20/2036(e)	261,438	246,052
Series 2006-J, Class 4A1, 5.04%, 01/20/2047(e)	82,138	71,327
Series 2007-1, Class TA7, 6.69%, 01/25/2037(h)	560,162	525,603
Series 2007-2, Class TA1A, 4.50% (1 mo. Term SOFR + 0.17%), 03/25/2037	242,201	216,988
Series 2007-3, Class TA4, 5.30% (1 mo. Term SOFR + 0.97%), 04/25/2037	716,617	616,287
Series 2007-4, Class 5A3, 5.50%, 11/25/2034	146,472	129,588
Series 2007-5, Class 1A1, 5.50%, 07/25/2037	1,197,942	978,483
Series 2007-6, Class A1, 5.02% (1 mo. Term SOFR + 0.69%), 07/25/2037	788,759	756,285
Series 2007-6, Class A2, 5.00% (1 mo. Term SOFR + 0.67%), 07/25/2037	3,255,489	3,116,715
Series 2010-R3, Class 3A6, 6.00%, 09/26/2037(c)(e)	5,751,520	5,513,638
Series 2014-R3, Class 1A2, 6.23%, 06/26/2035(c)(e)	1,075,144	1,080,389
Series 2014-R3, Class 2A2, 7.03%, 06/26/2035(c)(e)	859,020	859,408
Banc of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1, 5.11%, 02/25/2035(e)	905,344	880,489

The accompanying notes are an integral part of these financial statements.

29

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-F, Class 2A1, 5.55%, 07/25/2035(e)	$454,221	$432,893
Series 2006-B, Class 3A1, 4.24%, 10/20/2046(e)	345,154	301,801
Series 2007-1, Class 1A26, 6.00%, 03/25/2037	1,410,547	1,207,549
BCAP LLC Trust, Series 2007-AA2, Class 2A3, 7.50%, 04/25/2037(e)	441,301	211,896
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1, 4.17%, 11/25/2036(e)	663,339	300,419
Bear Stearns Asset Backed Securities Trust
Series 2005-AC5, Class 1A1, 5.44% (1 mo. Term SOFR + 1.11%), 08/25/2035	366,123	215,365
Series 2006-AC4, Class A1, 4.69% (1 mo. Term SOFR + 0.36%), 07/25/2036	2,287,355	1,770,081
Series 2006-AC4, Class A2, 17.02% (-4 x 1 mo. Term SOFR + 35.75%), 07/25/2036(i)	528,951	638,861
Chase Mortgage Finance Corp.
Series 2005-A1, Class 2A1, 4.89%, 12/25/2035(e)	568,129	541,398
Series 2005-A1, Class 2A2, 4.89%, 12/25/2035(e)	592,299	564,431
Series 2005-S2, Class A1, 5.50%, 10/25/2035	499,270	492,331
Series 2005-S3, Class A9, 5.50%, 11/25/2035	4,537,614	3,228,388
Series 2006-S3, Class 1A1, 6.00%, 11/25/2036	6,682,762	2,636,350
Series 2006-S4, Class A3, 6.00%, 12/25/2036	1,226,693	492,883
Series 2006-S4, Class A6, 6.00%, 12/25/2036	3,958,334	1,590,451
Series 2007-A2, Class 6A2, 5.75%, 07/25/2037(e)	722,111	628,017
Series 2007-S1, Class A7, 6.00%, 02/25/2037	4,011,432	1,537,692
Series 2007-S3, Class 1A10, 5.75%, 05/25/2037	665,293	265,972
Series 2007-S3, Class 1A15, 6.00%, 05/25/2037	2,027,146	848,296
Chaseflex Trust
Series 2005-1, Class 1A3, 5.50%, 02/25/2035	201,190	174,092
Series 2006-2, Class A3, 4.18%, 09/25/2036(e)	1,704,046	1,561,234
Citicorp Mortgage Securities, Inc.
Series 2006-1, Class 1A4, 6.00%, 02/25/2036	61,915	58,081

	Par	Value
Series 2006-3, Class 1A10, 6.25%, 06/25/2036	$1,266,415	$1,184,820
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,051,834	969,254
Series 2006-3, Class 1A9, 5.75%, 06/25/2036	299,887	272,121
Series 2006-3, Class 2A1, 5.50%, 06/25/2027	31,091	27,754
Series 2006-7, Class 1A1, 6.00%, 12/25/2036	2,371,679	1,986,443
Series 2007-3, Class 1A4, 6.00%, 04/25/2037	308,449	296,640
Citigroup Financial Products, Inc.
Series 2004-2, Class 1A2, 9.25%, 08/25/2033(c)	10,185	6,791
Series 2004-HYB3, Class 2A, 5.93%, 09/25/2034(e)	313,573	300,023
Series 2005-1, Class 2A2A, 5.10%, 04/25/2035(e)	222,983	212,128
Series 2005-10, Class 1A1A, 5.18%, 12/25/2035(e)	867,251	549,934
Series 2005-2, Class 1A4, 4.47%, 05/25/2035(e)	257,582	247,963
Series 2005-5, Class 22A6, 6.00%, 08/25/2035	1,280,041	1,203,940
Series 2005-WF1, Class M1, 5.83%, 11/25/2034(h)	2,020,284	2,031,789
Citigroup Mortgage Loan Trust, Inc.
Series 2005-7, Class 1A2, 4.63%, 09/25/2035(e)	306,170	275,210
Series 2006-AR7, Class 2A2A, 4.79%, 11/25/2036(e)	1,020,111	878,859
Series 2007-AR4, Class 1A1A, 4.68%, 03/25/2037(e)	844,259	708,650
Citimortgage Alternative Loan Trust
Series 2006-A2, Class A5, 5.04% (1 mo. Term SOFR + 0.71%), 05/25/2036	311,743	267,996
Series 2006-A4, Class 1A1, 6.00%, 09/25/2036	793,913	738,116
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,165,342	1,052,892
Series 2007-A1, Class 1A7, 6.00%, 01/25/2037	1,872,804	1,692,087
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A3, 6.00%, 07/25/2034	4,773,958	4,987,386
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	1,042,382	1,085,974
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	729,692	656,921
Series 2004-28CB, Class 4A1, 5.00%, 03/25/2035	117,722	88,796
Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	208,624	195,694

The accompanying notes are an integral part of these financial statements.

30

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-13CB, Class A1, 4.94% (1 mo. Term SOFR + 0.61%), 05/25/2035	$695,932	$563,815
Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,238,159	952,968
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	2,080,453	1,543,957
Series 2005-43, Class 5A1, 5.31%, 09/25/2035(e)	98,410	88,795
Series 2005-54CB, Class 3A7, 5.50%, 11/25/2035	504,535	269,075
Series 2005-63, Class 3A1, 4.88%, 11/25/2035(e)	585,404	544,878
Series 2005-65CB, Class 1A8, 5.50%, 01/25/2036	86,185	56,373
Series 2005-65CB, Class 2A7, 0.00%, 12/25/2035(j)	598,976	225,694
Series 2005-6CB, Class 1A1, 7.50%, 04/25/2035	166,432	153,313
Series 2005-6CB, Class 1A5, 5.75%, 04/25/2035	1,419,337	1,230,076
Series 2005-73CB, Class 2A2, 5.75%, 01/25/2036	318,944	154,289
Series 2005-75CB, Class A3, 5.50%, 01/25/2036	1,269,183	850,933
Series 2005-75CB, Class A6, 5.50%, 01/25/2036	1,072,086	718,788
Series 2005-80CB, Class 2A1, 6.00%, 02/25/2036	3,126,895	3,084,847
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	7,463,804	7,716,964
Series 2005-86CB, Class A10, 5.50%, 02/25/2036	118,729	66,896
Series 2005-86CB, Class A8, 5.50%, 02/25/2036	856,781	482,742
Series 2005-9CB, Class 1A1, 4.94% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,459,353	1,290,871
Series 2005-9CB, Class 3A1, 6.00%, 05/25/2035	7,847,363	3,410,985
Series 2005-J13, Class 2A7, 5.50%, 11/25/2035	584,121	396,935
Series 2005-J6, Class 1A6, 4.94% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,872,284	1,485,027
Series 2006-12CB, Class A3, 5.75% (1 mo. Term SOFR + 5.75%), 05/25/2036	526,342	250,958
Series 2006-14CB, Class A4, 6.00%, 06/25/2036	2,215,134	1,188,696
Series 2006-16CB, Class A2, 6.00%, 06/25/2036	343,696	179,619
Series 2006-16CB, Class A4, 6.00%, 06/25/2036	900,864	470,802

	Par	Value
Series 2006-16CB, Class A6, 6.00%, 06/25/2036	$781,798	$408,568
Series 2006-23CB, Class 1A6, 6.00%, 08/25/2036	1,108,830	1,057,289
Series 2006-23CB, Class 2A1, 6.50%, 08/25/2036	5,679,861	1,678,294
Series 2006-24CB, Class A11, 5.75%, 08/25/2036	3,612,690	1,764,267
Series 2006-24CB, Class A12, 5.75%, 08/25/2036	2,241,090	1,094,443
Series 2006-26CB, Class A17, 6.25%, 09/25/2036	5,307,135	2,480,397
Series 2006-30T1, Class 2A6, 6.50%, 11/25/2036	8,384,527	2,472,643
Series 2006-31CB, Class A7, 6.00%, 11/25/2036	195,117	108,159
Series 2006-31CB, Class A8, 5.75%, 11/25/2036	1,760,223	942,432
Series 2006-39CB, Class 1A20, 6.00%, 01/25/2037	1,998,182	1,651,269
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	483,519	238,611
Series 2006-6CB, Class 1A8, 5.50%, 05/25/2036	78,847	64,101
Series 2006-J3, Class 4A2, 5.75%, 05/25/2026	92,551	91,074
Series 2006-J6, Class A4, 6.00%, 09/25/2036	1,894,958	864,069
Series 2006-J6, Class A5, 6.00%, 09/25/2036	2,552,563	1,163,926
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,391,639	1,196,121
Series 2007-23CB, Class A1, 6.00%, 09/25/2037	4,061,234	1,899,245
Series 2007-2CB, Class 2A14, 5.75%, 03/25/2037	5,190,508	2,480,072
Series 2007-4CB, Class 1A6, 5.75%, 04/25/2037	1,207,191	998,229
Series 2007-4CB, Class 1A7, 5.75%, 04/25/2037	908,051	750,870
Series 2007-8CB, Class A1, 5.50%, 05/25/2037	5,341,934	2,641,799
Series 2007-8CB, Class A9, 6.00%, 05/25/2037	721,793	378,239
Series 2007-J2, Class 2A2, 6.00%, 07/25/2037	2,068,869	2,006,572
Series 2008-2R, Class 3A1, 6.00%, 08/25/2037(e)	6,811,371	3,119,327
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-42, Class 2A4, 6.40%, 10/25/2033(e)	325,602	315,778
Series 2003-44, Class A3, 5.00%, 10/25/2033	200,000	181,334
Series 2004-14, Class 3A1, 5.99%, 08/25/2034(e)	1,051,987	1,019,342

The accompanying notes are an integral part of these financial statements.

31

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2004-21, Class A1, 4.00%, 11/25/2034	$356,690	$329,982
Series 2004-24, Class A1, 5.50%, 12/25/2034	3,038,982	3,101,000
Series 2004-24, Class A4, 5.50%, 12/25/2034	2,098,863	2,141,265
Series 2004-4, Class A10, 5.50%, 05/25/2034	424,005	421,258
Series 2004-HYB5, Class 3A1, 5.82%, 04/20/2035(e)	510,248	482,261
Series 2004-J9, Class 2A5, 5.50%, 01/25/2035	350,110	356,318
Series 2005-13, Class A6, 5.50%, 06/25/2035	1,378,886	737,495
Series 2005-20, Class A7, 5.25%, 12/25/2027	82,962	48,405
Series 2005-27, Class 1A4, 5.50%, 12/25/2035	664,543	494,867
Series 2005-27, Class 2A1, 5.50%, 12/25/2035	508,211	193,213
Series 2005-31, Class 4A2, 4.88%, 01/25/2036(e)	587,027	557,819
Series 2005-HY10, Class 1A1, 5.12%, 02/20/2036(e)	28,212	24,653
Series 2005-HY10, Class 4A1, 4.18%, 02/20/2036(e)	1,146,373	1,034,418
Series 2005-HYB2, Class 2A, 5.06%, 05/20/2035(e)	532,585	520,452
Series 2005-J3, Class 2A5, 5.50%, 09/25/2035	36,326	33,939
Series 2006-16, Class 2A1, 6.50%, 11/25/2036	472,257	137,213
Series 2006-17, Class A6, 6.00%, 12/25/2036	2,086,570	912,186
Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	2,822,055	1,213,457
Series 2006-21, Class A11, 5.75%, 02/25/2037	1,120,614	465,636
Series 2006-21, Class A13, 6.00%, 02/25/2037	2,587,650	1,122,388
Series 2006-21, Class A5, 6.00%, 02/25/2037	590,819	256,266
Series 2006-6, Class A1, 6.00%, 04/25/2036	566,190	266,919
Series 2006-9, Class A8, 6.00%, 05/25/2036	1,098,707	490,532
Series 2007-1, Class A4, 6.00%, 03/25/2037	1,894,376	829,805
Series 2007-10, Class A22, 6.00%, 07/25/2037	1,763,332	764,251
Series 2007-5, Class A2, 5.75%, 05/25/2037	1,426,568	661,820
Series 2007-5, Class A29, 5.50%, 05/25/2037	2,484,018	1,104,142

	Par	Value
Series 2007-5, Class A4, 5.75%, 05/25/2037	$739,291	$342,975
Series 2007-5, Class A51, 5.75%, 05/25/2037	4,841,648	2,246,160
Series 2007-HY5, Class 1A1, 4.97%, 09/25/2047(e)	5,012,352	3,943,322
Series 2007-J2, Class 2A3, 6.00%, 07/25/2037	2,885,167	970,567
Series 2007-J2, Class 2A6, 6.00%, 07/25/2037	186,336	62,683
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-8, Class 3A4, 5.50%, 12/25/2034	117,045	113,857
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	811,306	177,973
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	335,342	238,719
Series 2005-10, Class 5A4, 5.50%, 11/25/2035	1,321,747	940,756
Series 2005-3, Class 3A17, 5.50%, 07/25/2035	122,887	124,053
Series 2005-9, Class 2A1, 5.50%, 10/25/2035	534,502	215,969
Credit Suisse Management LLC, Series 2005-8, Class 7A1, 7.00%, 09/25/2035	2,529,045	1,003,919
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	226,948	203,134
Series 2006-1, Class 4A14, 5.50%, 02/25/2036	26,361	25,245
Series 2006-2, Class 4A2, 5.75%, 03/25/2036	488,736	297,219
Series 2006-2, Class 5A6, 6.00%, 03/25/2036	3,960,600	1,470,506
Series 2006-4, Class 8A1, 7.00%, 05/25/2036	1,179,251	100,105
Series 2006-7, Class 7A5, 6.00%, 08/25/2036	636,125	480,411
Series 2006-CF1, Class B3, 5.50%, 11/25/2035(c)(h)	2,565,000	2,579,889
Series 2007-2, Class 3A8, 5.50%, 03/25/2037	1,191,733	523,396
Series 2007-3, Class 4A13, 5.50%, 04/25/2037	239,308	195,679
Series 2007-3, Class 4A15, 5.50%, 04/25/2037	334,795	273,757
Series 2011-12R, Class 3A5, 5.07%, 07/27/2036(c)(e)	505,715	506,359
Series 2013-2R, Class 5A2, 3.89%, 05/27/2037(c)(e)	1,601,779	1,072,458
Deutsche ALT-A Securities, Inc.
Series 2005-3, Class 3A1, 4.94% (1 mo. Term SOFR + 0.61%), 05/25/2035	469,001	412,120

The accompanying notes are an integral part of these financial statements.

32

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-6, Class 1A4, 5.50%, 12/25/2035	$1,172,897	$945,998
Series 2006-AB4, Class A1B1, 4.54% (1 mo. Term SOFR + 0.21%), 10/25/2036	345,252	286,960
DFC HEL Trust, Series 2001-1, Class M1, 6.13% (1 mo. Term SOFR + 1.76%), 08/15/2031	1,061,935	1,022,574
Federal National Mortgage Association, Series 2016-C01, Class 2M2, 11.41% (30 day avg SOFR US + 7.06%), 08/25/2028	440,717	451,242
First Horizon Alternative Mortgage Securities,
Series 2004-AA6, Class A1, 5.59%, 01/25/2035(e)	182,176	180,013
Series 2004-AA7, Class 2A1, 5.65%, 02/25/2035(e)	529,232	501,985
Series 2005-AA5, Class 2A1, 5.39%, 07/25/2035(e)	804,865	760,054
Series 2005-AA7, Class 2A1, 5.15%, 09/25/2035(e)	880,599	781,794
Series 2005-FA11, Class 2A1, 5.25%, 02/25/2026	698	0(k)
Series 2005-FA8, Class 1A14, 5.50%, 11/25/2035	1,085,852	493,525
Series 2006-FA1, Class 1A3, 5.75%, 04/25/2036	1,761,228	681,777
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	2,093,919	785,269
Series 2006-FA2, Class 1A5, 6.00%, 05/25/2036	1,370,078	513,812
Series 2006-FA6, Class 1A5, 6.25%, 11/25/2036	6,613,594	2,594,842
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	279	0
Series 2007-AA1, Class 1A2, 4.32%, 05/25/2037(e)	1,821,442	1,135,166
Series 2007-FA4, Class 1A6, 6.25%, 08/25/2037(e)	1,718,668	579,726
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 4A1, 6.50%, 08/25/2035(e)	624,136	605,938
Series 2006-4, Class 1A15, 6.00%, 02/25/2037	528,944	119,596
Series 2006-4, Class 1A6, 5.75%, 02/25/2037	873,514	189,366
Series 2006-AR4, Class 1A2, 4.90%, 01/25/2037(e)	1,824,649	876,948
Series 2007-AR1, Class 1A1, 5.19%, 05/25/2037(e)	600,372	239,103
Series 2007-AR2, Class 1A2, 6.66%, 08/25/2037(e)	3,681,069	807,666

	Par	Value
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A8, 2.50%, 04/25/2052(c)(e)	$2,000,000	$1,311,851
Series 2021-PJ7, Class A14, 2.50%, 01/25/2052(c)(e)	4,491,250	2,972,040
Series 2022-PJ2, Class A31, 2.50%, 06/25/2052(c)(e)	2,250,000	1,478,685
Series 2022-PJ5, Class A31, 2.50%, 10/25/2052(c)(e)	5,500,000	3,570,263
GSAA Trust
Series 2005-1, Class M2, 6.26%, 11/25/2034(h)	1,673,251	1,649,832
Series 2006-15, Class AF5, 6.69%, 09/25/2036(h)	1,949,255	487,398
Series 2006-18, Class AF6, 6.18%, 11/25/2036(h)	1,776,760	398,602
Series 2007-7, Class 1A2, 4.80% (1 mo. Term SOFR + 0.47%), 07/25/2037	730,041	712,537
GSR Mortgage Loan Trust
Series 2003-5F, Class 1A1, 3.00%, 08/25/2032	479,684	459,817
Series 2004-15F, Class 2A1, 6.00%, 12/25/2034	653,379	548,337
Series 2005-1F, Class 3A3, 6.00%, 01/25/2035	7,522	6,811
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	13,606	13,641
Series 2005-AR4, Class 5A1, 5.61%, 07/25/2035(e)	110,614	106,371
Series 2005-AR5, Class 4A1, 5.19%, 10/25/2035(e)	370,264	348,697
Series 2005-AR7, Class 6A1, 4.42%, 11/25/2035(e)	266,622	232,807
Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	350,559	307,651
Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 4.87%, 08/19/2036(e)	1,656,488	1,315,093
Impac CMB Trust, Series 2005-5, Class A3W, 4.94% (1 mo. Term SOFR + 0.36%), 08/25/2035	289,992	276,130
Impac Funding Corp.
Series 2002-2, Class A3, 6.50%, 04/25/2033	654,885	649,822
Series 2004-2, Class A5, 4.77%, 08/25/2034(h)	6,959	6,924
Indymac IMSC Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.85%, 06/25/2037(e)	323,855	195,556
Indymac Index Mortgage Loan Trust
Series 2004-AR11, Class 1A, 3.73%, 12/25/2034(e)	780,655	717,976
Series 2004-AR4, Class 3A, 5.01%, 08/25/2034(e)	1,721,850	1,638,699
Series 2005-AR23, Class 3A1, 3.58%, 11/25/2035(e)	421,660	387,677

The accompanying notes are an integral part of these financial statements.

33

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-AR23, Class 6A1, 3.96%, 11/25/2035(e)	$850,461	$806,050
Series 2005-AR25, Class 1A21, 3.86%, 12/25/2035(e)	1,701,117	923,109
Series 2005-AR3, Class 4A1, 3.98%, 04/25/2035(e)	661,135	623,965
Series 2005-AR35, Class 1A1, 3.76%, 02/25/2036(e)	1,018,524	794,039
Series 2005-AR9, Class 1A1, 4.98%, 07/25/2035(e)	2,710,007	1,427,643
Series 2006-AR25, Class 3A1, 3.89%, 09/25/2036(e)	1,880,954	1,202,120
Series 2006-AR25, Class 4A1, 3.58%, 09/25/2036(e)	3,150,617	2,883,937
Series 2006-AR3, Class 2A1C, 3.83%, 03/25/2036(e)	4,248,538	2,911,397
Series 2006-AR31, Class A5, 4.14%, 11/25/2036(e)	3,180,302	3,004,178
Series 2006-AR9, Class 3A1, 3.46%, 06/25/2036(e)	1,426,912	1,237,409
Jefferies, LLC, Series 2009-R1, Class 1A2, 4.42%, 11/26/2035(c)(e)	366,847	324,103
JP Morgan Mortgage Trust
Series 2005-S3, Class 1A5, 5.75%, 01/25/2036	46,361	19,593
Series 2007-A3, Class 2A3, 5.23%, 05/25/2037(e)	1,999,053	1,698,543
Series 2021-12, Class A3, 2.50%, 02/25/2052(c)(e)	10,585,344	8,691,723
Series 2021-13, Class A5, 2.50%, 04/25/2052(c)(e)	30,000,000	20,016,354
Series 2021-14, Class A5, 2.50%, 05/25/2052(c)(e)	6,082,500	4,014,288
Series 2021-15, Class A2, 3.00%, 06/25/2052(c)(e)	6,485,662	5,546,164
Series 2021-15, Class A5, 2.50%, 06/25/2052(c)(e)	3,650,000	2,396,203
Series 2022-1, Class A2, 3.00%, 07/25/2052(c)(e)	14,871,171	12,736,267
Series 2022-1, Class A5, 2.50%, 07/25/2052(c)(e)	10,968,741	7,183,188
Series 2022-3, Class A2, 3.00%, 08/25/2052(c)(e)	11,951,263	10,216,451
Series 2022-3, Class A5A, 2.50%, 08/25/2052(c)(e)	11,588,632	7,556,729
Series 2022-4, Class A5, 3.00%, 10/25/2052(c)(e)	5,000,000	3,533,964
Series 2024-3, Class A5, 3.00%, 05/25/2054(c)(e)	10,000,000	7,017,757
Series 2024-7, Class A5, 3.00%, 04/25/2053(c)(e)	8,000,000	5,531,313
Lehman Mortgage Trust
Series 2005-2, Class 1A3, 5.75%, 12/25/2035	495,660	228,856

	Par	Value
Series 2005-3, Class 1A2, 0.31% (-1 x 1 mo. Term SOFR + 4.64%), 01/25/2036(g)(i)	$746,650	$47,439
Series 2005-3, Class 1A6, 4.94% (1 mo. Term SOFR + 0.61%), 01/25/2036	746,650	273,323
Series 2006-1, Class 1A4, 5.50%, 02/25/2036	343,487	154,983
Series 2006-3, Class 1A1, 6.00%, 07/25/2036	3,132,463	1,450,348
Series 2006-3, Class 1A4, 6.00%, 07/25/2036	6,938,826	3,239,215
Series 2007-4, Class 1A2, 5.75%, 05/25/2037	959,925	438,745
Series 2007-4, Class 1A3, 5.75%, 05/25/2037	2,097,435	958,657
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	1,634,111	1,554,430
Series 2007-5, Class 9A1, 6.00%, 06/25/2037	2,291,034	485,987
Series 2007-5, Class 9A2, 6.00%, 06/25/2037	6,257,501	1,327,376
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A2, 6.80%, 05/25/2034(e)	69,849	66,775
Series 2005-1, Class 7A1, 3.95%, 02/25/2035(e)	70,651	65,328
MASTR Alternative Loans Trust
Series 2003-5, Class 30B1, 5.92%, 08/25/2033(e)	328,343	175,255
Series 2003-7, Class 5A1, 6.25%, 11/25/2033	28,523	29,860
Series 2004-11, Class 7A1, 6.50%, 10/25/2034	150,134	153,741
Series 2004-6, Class 10A1, 6.00%, 07/25/2034	78,064	78,372
Series 2004-6, Class 8A1, 5.50%, 07/25/2034	110,275	109,684
Series 2005-2, Class 4A5, 5.50%, 03/25/2035	2,000,000	1,879,785
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1, 4.89% (1 mo. Term SOFR + 0.56%), 05/25/2036	555,600	92,813
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5, Class A8, 4.71%, 06/25/2035(e)	171,768	165,600
Series 2005-A7, Class 2A1, 4.91%, 09/25/2035(e)	3,260,177	2,571,716
Series 2006-F1, Class 1A1, 6.00%, 04/25/2036	1,599,513	560,972
MLCC Mortgage Investors, Inc. Series 2004-D, Class A2, 5.19% (6 mo. Term SOFR + 1.15%), 09/25/2029	229,109	223,595

The accompanying notes are an integral part of these financial statements.

34

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 6A3, 5.50%, 11/25/2035	$573,339	$570,136
Series 2005-7, Class 7A3, 5.50%, 11/25/2035	258,818	221,490
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	1,909,184	767,111
Series 2006-2, Class 7A1, 5.44%, 02/25/2036(e)	1,196,451	659,562
Morgan Stanley Reremic Trust, Series 2012-R3, Class 1B, 4.17%, 11/26/2036(c)(e)	1,559,001	1,390,031
Nomura Asset Acceptance Corp.
Series 2005-AR3, Class 3A1, 5.69%, 07/25/2035(e)	140,789	140,505
Series 2005-WF1, Class 2A5, 5.66%, 03/25/2035(h)	7,464	7,518
Nomura Resecuritization Trust
Series 2011-4RA, Class 1A10, 2.77%, 12/26/2036(c)(e)	4,770,510	4,386,619
Series 2014-5R, Class 1A9, 5.50%, 06/26/2035(c)(e)	2,726,072	2,189,803
Popular ABS, Inc.
Series 2003-1, Class M1, 4.86%, 08/25/2033(e)	196,189	195,530
Series 2003-3, Class M1, 4.87%, 12/25/2033(e)	416,201	413,937
RAAC Series, Series 2005-SP1, Class 3A7, 6.00%, 09/25/2034	2,043	1,673
RALI Trust
Series 2006-QS1, Class A3, 5.75%, 01/25/2036	139,869	110,468
Series 2006-QS13, Class 1A6, 6.00%, 09/25/2036	1,558,595	1,238,122
Series 2006-QS17, Class A7, 6.00%, 12/25/2036	251,790	211,168
Series 2006-QS9, Class 1A5, 5.14% (1 mo. Term SOFR + 0.81%), 07/25/2036	1,019,974	752,641
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	223,585	187,251
Series 2007-QS6, Class A29, 6.00%, 04/25/2037	2,225,108	1,867,872
RBSSP Resecuritization Trust, Series 2009-7, Class 3A2, 6.00%, 03/26/2036(c)(e)	3,547,638	1,769,787
RCKT Mortgage Trust
Series 2021-4, Class A17, 2.50%, 09/25/2051(c)(e)	5,000,000	3,324,900
Series 2022-2, Class A18, 2.50%, 02/25/2052(c)(e)	4,500,000	2,946,327
Resecuritization Pass-Through Trust, Series 2005-8R, Class A3, 6.00%, 10/25/2034	1,221,652	1,224,429

	Par	Value
Residential Asset Securitization Trust,
Series 2003-A9, Class A2, 4.00%, 08/25/2033	$716,344	$658,840
Series 2004-R2, Class A3, 5.50%, 08/25/2034	1,206,540	1,219,004
Series 2005-A11, Class 1A4, 5.50%, 10/25/2035	209,929	133,290
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	3,390,752	1,149,454
Series 2005-A11, Class 2A5, 6.00%, 10/25/2035	386,009	161,682
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	3,447,306	1,140,967
Series 2005-A5, Class A7, 5.50%, 05/25/2035	933,903	614,015
Series 2006-A15, Class A10, 5.04% (1 mo. Term SOFR + 0.71%), 01/25/2037	16,434,179	3,888,348
Series 2006-A15, Class A11, 1.21% (-1 x 1 mo. Term SOFR + 5.54%), 01/25/2037(g)(i)	16,434,179	1,308,318
Series 2006-A5CB, Class A6, 6.00%, 06/25/2036	2,295,029	857,692
RFMSI Trust
Series 2005-SA4, Class 1A21, 5.55%, 09/25/2035(e)	1,525,133	958,865
Series 2005-SA4, Class 2A1, 5.24%, 09/25/2035(e)	1,079,711	612,006
Series 2006-S3, Class A1, 5.50%, 03/25/2036	1,433,067	1,174,561
Series 2006-S4, Class A1, 6.00%, 04/25/2036	1,532,325	1,242,012
Series 2006-S5, Class A12, 6.00%, 06/25/2036	136,309	117,019
Series 2006-S5, Class A14, 6.00%, 06/25/2036	280,600	240,890
Series 2006-S5, Class A15, 6.00%, 06/25/2036	1,175,929	1,009,513
Series 2006-S5, Class A18, 6.00%, 06/25/2036	146,147	125,469
Series 2006-S6, Class A10, 6.00%, 07/25/2036	79,179	68,516
Series 2006-S6, Class A15, 6.00%, 07/25/2036	407,632	352,735
Series 2006-S7, Class A6, 6.25%, 08/25/2036	886,361	745,767
Series 2006-S7, Class A9, 6.50%, 08/25/2036	529,921	452,433
Series 2006-S9, Class A3, 5.75%, 09/25/2036	1,142,295	909,694
Series 2007-S1, Class A10, 6.00%, 01/25/2037	347,462	286,020
Series 2007-S7, Class A7, 6.00%, 07/25/2037	1,276,985	1,039,084

The accompanying notes are an integral part of these financial statements.

35

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Sequoia Mortgage Trust, Series 2025-S1, Class A7, 2.50%, 09/25/2054(c)(e)	$9,430,334	$6,180,209
Specialty Underwriting & Residential Finance, Series 2006-BC2, Class A2D, 3.69%, 02/25/2037(h)	714,669	228,509
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18, Class 3A2, 5.08%, 12/25/2034(e)	295,911	275,057
Series 2005-12, Class 2A1, 5.65%, 06/25/2035(e)	463,936	344,049
Series 2005-21, Class 7A1, 4.61%, 11/25/2035(e)	2,847,503	1,838,226
Series 2006-1, Class 6A1, 4.62%, 02/25/2036(e)	888,098	651,998
Series 2006-1, Class 7A4, 4.07%, 02/25/2036(e)	84,216	71,813
Series 2006-12, Class 2A1, 4.48%, 01/25/2037(e)	470,403	339,698
Series 2006-4, Class 6A, 3.89%, 05/25/2036(e)	478,543	271,449
Series 2007-5, Class 1A1, 4.88% (1 mo. Term SOFR + 0.55%), 06/25/2037	1,078,512	993,557
Series 2007-6, Class 2A1, 4.82% (1 mo. Term SOFR + 0.49%), 07/25/2037	3,570,745	3,349,123
Series 2007-9, Class 1A1, 6.11% (6 mo. Term SOFR + 1.93%), 10/25/2037	709,574	638,865
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 2A1, 5.96%, 02/25/2037(e)	2,833,219	2,442,504
Series 2007-2, Class 1A1, 6.42%, 04/25/2037(e)	408,102	151,481
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A3, 5.75%, 12/25/2035	567,663	526,635
Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	1,310,857	1,224,944
Series 2005-1F, Class 4A1, 6.50%, 12/25/2035	963,586	889,189
TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 3A1, 5.50%, 07/25/2036	80,750	6,791
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051(c)(h)(l)	1,820,031	1,821,452

	Par	Value
WaMu Mortgage Pass Through Certificates
Series 2003-AR10, Class A6, 6.45%, 10/25/2033(e)	$4,353,953	$4,202,451
Series 2003-S4, Class CB1, 5.64%, 06/25/2033(e)	1,951,167	1,968,444
Series 2004-S2, Class 3A2, 6.00%, 06/25/2034	32,305	32,834
Series 2005-AR14, Class 1A2, 5.11%, 12/25/2035(e)	3,387,045	3,199,114
Series 2006-AR10, Class 2A1, 4.25%, 09/25/2036(e)	770,624	659,346
Series 2006-AR16, Class 1A1, 4.36%, 12/25/2036(e)	870,473	799,051
Series 2006-AR8, Class 1A1, 4.54%, 08/25/2046(e)	1,155,583	1,092,629
Series 2007-HY2, Class 1A1, 4.16%, 12/25/2036(e)	11,409,759	10,361,936
Series 2007-HY3, Class 4A1, 5.05%, 03/25/2037(e)	1,823,712	1,685,891
Series 2007-HY5, Class 3A1, 3.88%, 05/25/2037(e)	819,618	717,503
Series 2007-HY7, Class 1A1, 4.13%, 07/25/2037(e)	159,690	128,637
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 5A1, 6.00%, 03/25/2035	632,056	605,891
Series 2005-4, Class 5A7, 5.50%, 06/25/2035	2,216,560	1,931,397
Series 2005-5, Class CB4, 5.50%, 07/25/2035	781,669	738,434
Series 2005-6, Class 1CB, 6.50%, 08/25/2035	185,503	172,493
Series 2005-6, Class 2A1, 5.50%, 08/25/2035	2,102,558	1,872,058
Series 2005-6, Class 2A8, 5.50%, 08/25/2035	459,647	409,256
Series 2005-6, Class 3CB, 5.50%, 08/25/2035	924,941	842,717
Series 2005-9, Class 4A4, 5.50%, 11/25/2035	322,987	287,503
Series 2006-8, Class A6, 4.11%, 10/25/2036(h)	2,292,972	763,940
Series 2007-HY1, Class A2A, 4.76% (1 mo. Term SOFR + 0.43%), 02/25/2037	1,384,871	1,071,702
Series 2007-HY2, Class 1A1, 4.21%, 04/25/2037(e)	1,088,735	573,018
Series 2007-OC1, Class A1, 4.92% (1 mo. Term SOFR + 0.59%), 01/25/2047	3,021,015	2,675,406
Series 2007-OC2, Class A3, 5.06% (1 mo. Term SOFR + 0.73%), 06/25/2037	3,191,137	2,945,457

The accompanying notes are an integral part of these financial statements.

36

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A4, 6.00%, 03/25/2037	$610,855	$564,260
Wells Fargo Mortgage Backed Securities Trust
Series 2004-J, Class A1, 5.88%, 07/25/2034(e)	2,139,029	1,995,630
Series 2005-AR14, Class A1, 6.46%, 08/25/2035(e)	340,131	333,600
Series 2006-AR1, Class 1A1, 6.61%, 03/25/2036(e)	1,129,382	1,140,887
Series 2006-AR19, Class A1, 6.92%, 12/25/2036(e)	1,018,251	993,977
Series 2006-AR5, Class 1A1, 6.74%, 04/25/2036(e)	2,215,436	2,240,872
Series 2006-AR5, Class 2A1, 6.68%, 04/25/2036(e)	917,313	911,794
Series 2007-AR3, Class A1, 6.29%, 04/25/2037(e)	390,032	344,372
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $567,619,666)		456,065,347
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 1.7%
Federal Home Loan Mortgage Corp.
Series 4937, Class MB, 3.00%, 12/25/2049	6,621,000	4,493,346
Series 5200, Class YZ, 2.50%, 02/25/2052(l)	15,223,706	10,071,813
Series 5201, Class CB, 2.50%, 03/25/2052	5,797,999	3,991,682
Federal Home Loan Mortgage Corp., Pool RE5049, 1.50%, 10/01/2050	7,313,630	5,399,912
Federal National Mortgage Association
Series 2016-45, Class PB, 3.00%, 07/25/2046	10,584,157	8,181,563
Series 2017-108, Class PB, 3.00%, 01/25/2048	7,656,000	5,803,251
Series 2021-52, Class JZ, 2.50%, 08/25/2051(l)	17,468,865	10,992,661
Federal National Mortgage Association, Pool CA7695, 1.50%, 11/01/2050	6,784,417	5,136,691
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MB, 3.50%, 03/25/2058	17,000,000	13,843,583
Government National Mortgage Association
Series 2015-56, Class ZL, 3.50%, 04/16/2045(l)	23,796,206	22,364,117

	Par	Value
Series 2016-163, Class WZ, 3.00%, 11/20/2046(l)	$5,312,081	$4,565,290
Series 2018-40, Class ZA, 3.00%, 01/20/2048(l)	24,976,979	19,056,773
Series 2020-133, Class EA, 1.00%, 09/20/2050	25,296,593	19,975,963
Series 2021-66, Class NA, 2.00%, 02/20/2051	10,847,514	9,217,907
Series 2022-189, Class AL, 3.00%, 07/20/2051	20,250,000	16,338,603
Series 2023-55, Class AG, 1.00%, 09/20/2050	6,496,379	4,993,766
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $164,320,843)		164,426,921
	Shares
PREFERRED STOCKS - 0.1%
Banks - 0.1%
First Busey Corp., Series B, 8.25%, Perpetual	200,000	5,032,000
TOTAL PREFERRED STOCKS (Cost $5,000,000)		5,032,000
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 4.22%(m)	105,893,847	105,893,847
TOTAL MONEY MARKET FUNDS (Cost $105,893,847)		105,893,847
TOTAL INVESTMENTS - 100.0% (Cost $10,009,078,724)		$9,696,254,088
Other Assets in Excess of Liabilities - 0.0%(a)		218,167
TOTAL NET ASSETS - 100.0%		$9,696,472,255

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PO - Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
The accompanying notes are an integral part of these financial statements.

37

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)
(a)	Represents less than 0.05% of net assets.
(b)	Zero coupon bonds make no periodic interest payments.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $2,471,119,511 or 25.5% of the Fund’s net assets.

(d)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2025, the total value of securities subject to the AMT was $9,563,199 or 0.1% of net assets.
(e)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2025.

(f)	Issuer is currently in default.
(g)	Interest only security.
(h)	Step coupon bond. The rate disclosed is as of August 31, 2025.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Principal only security.
(k)	Rounds to zero.
(l)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of August 31, 2025.

(m)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

38

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2025

	Par	Value
MUNICIPAL BONDS - 88.0%
Alabama - 2.8%
Alabama Federal Aid Highway Finance Authority, 5.00%, 03/01/2045	$1,860,000	$1,926,942
Black Belt Energy Gas District, 5.50%, 10/01/2054(a)	3,100,000	3,361,190
County of Jefferson, AL Sewer Revenue, 5.25%, 10/01/2043	4,000,000	4,090,884
Southeast Energy Authority A Cooperative District, 5.00%, 05/01/2055(a)	7,775,000	8,284,608
		17,663,624
Alaska - 0.4%
Alaska Railroad Corp.
5.50%, 10/01/2028(b)	215,000	227,991
5.50%, 10/01/2029(b)	285,000	306,101
CIVIC Ventures, 5.00%, 09/01/2033	1,750,000	1,750,703
		2,284,795
Arizona - 0.4%
Industrial Development Authority of the City of Phoenix, Arizona, 4.00%, 07/01/2026(c)	650,000	653,584
State of Arizona Distribution Revenue, 5.50%, 07/01/2042	1,545,000	1,739,590
		2,393,174
California - 11.9%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039(d)	2,000,000	1,078,482
Baldwin Park Unified School District, 0.00%, 08/01/2037(d)	1,000,000	611,857
Belmont-Redwood Shores School District, 0.00%, 08/01/2039(d)	4,000,000	2,157,891
California Municipal Finance Authority, 4.00%, 12/01/2026(c)	965,000	953,806
Campbell Union School District, 0.00%, 08/01/2039(d)	4,700,000	2,580,638
City of San Diego, CA Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	555,000	557,556
Coachella Valley Unified School District, 0.00%, 08/01/2043(d)	1,015,000	434,473
El Rancho Unified School District, 0.00%, 08/01/2035(d)	360,000	250,034
Fowler Unified School District, 5.50%, 08/01/2053	4,945,000	5,200,867
Hope Elementary School District
0.00%, 08/01/2036(d)	500,000	328,379
0.00%, 08/01/2037(d)	540,000	334,282
0.00%, 08/01/2038(d)	550,000	318,880
0.00%, 08/01/2040(d)	1,085,000	556,283
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	5,115,000	4,932,386
Lakeside Union School District
0.00%, 08/01/2038(d)	4,035,000	2,372,193
0.00%, 08/01/2039(d)	4,375,000	2,421,900

	Par	Value
Lemon Grove School District, 0.00%, 08/01/2039(d)	$1,020,000	$559,291
Manhattan Beach Unified School District
0.00%, 09/01/2040(d)	2,085,000	1,098,271
0.00%, 09/01/2041(d)	1,295,000	640,011
Millbrae School District, 0.00%, 07/01/2039(d)	1,735,000	970,570
Mount San Antonio Community College District, 0.00%, 08/01/2043(d)	1,605,000	1,542,231
Oceanside Unified School District, 0.00%, 08/01/2039(d)	525,000	284,365
Paramount Unified School District, 0.00%, 08/01/2037(d)	630,000	389,996
Pittsburg Unified School District Financing Authority
0.00%, 09/01/2041(d)	3,010,000	1,426,090
0.00%, 09/01/2042(d)	1,940,000	874,288
Placentia-Yorba Linda Unified School District, 0.00%, 08/01/2041(d)	5,325,000	2,576,674
Poway Unified School District
0.00%, 08/01/2040(d)	4,955,000	2,574,653
0.00%, 08/01/2046(d)	12,165,000	4,244,545
Rowland Unified School District, 0.00%, 08/01/2041(d)	5,145,000	2,532,551
San Bernardino Community College District
0.00%, 08/01/2038(d)	210,000	118,662
0.00%, 08/01/2044(d)	12,660,000	5,050,461
San Diego Community College District
0.00%, 08/01/2039(d)	8,525,000	4,757,978
0.00%, 08/01/2041(d)	1,860,000	916,984
San Diego County Regional Airport Authority, 5.25%, 07/01/2037(b)	2,250,000	2,479,323
San Diego Unified School District
0.00%, 07/01/2040(d)	7,760,000	4,118,024
0.00%, 07/01/2041(d)	11,400,000	7,371,785
0.00%, 07/01/2043(d)	4,420,000	1,941,345
San Diego Unified School District/CA, 0.00%, 07/01/2045(d)	2,995,000	1,169,320
Santa Barbara Secondary High School District, 0.00%, 08/01/2040(d)	6,380,000	3,175,940
		75,903,265
Colorado - 5.8%
Adams & Arapahoe Joint School District 28J Aurora
5.50%, 12/01/2042	3,305,000	3,622,084
5.50%, 12/01/2043	3,375,000	3,673,117
City & County of Denver, CO Airport System Revenue
5.75%, 11/15/2036(b)	6,660,000	7,713,709
5.75%, 11/15/2041(b)	5,990,000	6,391,217
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	440,000	436,060

The accompanying notes are an integral part of these financial statements.

39

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Denver City & County School District No. 1, 5.50%, 12/01/2044	$13,000,000	$14,064,132
Durango School District No. 9-R, 5.25%, 11/01/2044	1,245,000	1,315,232
		37,215,551
Connecticut - 0.4%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030(c)	570,000	612,314
State of Connecticut, 5.00%, 03/15/2043	1,600,000	1,671,806
		2,284,120
District of Columbia - 1.6%
District of Columbia, 5.50%, 07/01/2047	6,080,000	6,338,910
Metropolitan Washington Airports Authority Aviation Revenue, 5.50%, 10/01/2043(b)	3,750,000	3,967,534
		10,306,444
Florida - 7.1%
Bay County School Board
5.50%, 07/01/2041	1,575,000	1,663,593
5.50%, 07/01/2042	1,325,000	1,391,787
City of Fort Lauderdale, FL Water & Sewer Revenue, 5.50%, 09/01/2048	4,115,000	4,353,354
City of Fort Myers, FL Utility System Revenue, 5.50%, 10/01/2049	5,000,000	5,279,199
City of Miami, FL, 5.50%, 01/01/2049	8,000,000	8,468,331
City of Venice, FL, 4.25%, 01/01/2030(c)	850,000	853,269
County of Lee, FL Airport Revenue, 5.25%, 10/01/2043(b)	2,690,000	2,774,553
County of Miami-Dade, FL
0.00%, 10/01/2040(d)	5,000,000	2,500,457
0.00%, 10/01/2041(d)	2,360,000	1,108,657
0.00%, 10/01/2042(d)	2,085,000	919,675
0.00%, 10/01/2045(d)	4,500,000	1,719,261
Florida Development Finance Corp., 5.50%, 09/15/2025(c)	195,000	194,937
Greater Orlando Aviation Authority
5.25%, 10/01/2042(b)	8,390,000	8,708,776
5.25%, 10/01/2044(b)	3,000,000	3,077,990
Lee County Industrial Development Authority, 4.13%, 11/15/2029	2,050,000	2,067,308
		45,081,147
Georgia - 1.3%
City of Conyers, GA, 4.30%, 03/01/2031	1,080,000	1,035,908

	Par	Value
Commerce School District
6.00%, 08/01/2043	$400,000	$448,386
6.00%, 08/01/2044	500,000	557,381
Main Street Natural Gas, Inc., 5.00%, 05/01/2054(a)	6,000,000	6,411,283
		8,452,958
Illinois - 2.6%
Chicago O’Hare International Airport, 5.50%, 01/01/2044(b)	7,250,000	7,523,282
City of Joliet, IL, 5.50%, 12/15/2042	5,080,000	5,325,997
Will County School District No. 114 Manhattan, 5.50%, 01/01/2045	3,765,000	3,984,504
		16,833,783
Indiana - 9.5%
Avon Community School Building Corp.
5.50%, 07/15/2040	2,340,000	2,535,693
5.50%, 07/15/2041	2,465,000	2,649,698
5.50%, 01/15/2043	4,715,000	5,002,492
Clark-Pleasant Community School Building Corp., 5.25%, 01/15/2042	2,600,000	2,721,546
Fishers Town Hall Building Corp.
5.50%, 07/15/2038	1,055,000	1,172,407
5.50%, 07/15/2039	715,000	788,429
5.50%, 07/15/2040	1,500,000	1,642,061
5.50%, 07/15/2043	2,000,000	2,155,730
Fort Wayne Redevelopment Authority, 5.00%, 12/15/2041	2,040,000	2,093,553
Greater Clark Building Corp.
6.00%, 07/15/2038	6,190,000	6,959,958
6.00%, 01/15/2042	5,660,000	6,160,092
6.00%, 01/15/2043	1,185,000	1,296,866
Indiana Finance Authority, 3.75%, 05/15/2032	1,000,000	1,000,658
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048	9,975,000	10,846,629
IPS Multi-School Building Corp., 5.50%, 07/15/2042	1,515,000	1,607,750
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2040	1,830,000	1,966,547
Noblesville High School Building Corp.
6.00%, 07/15/2038	410,000	469,747
6.00%, 07/15/2040	715,000	805,124
6.00%, 01/15/2043	1,215,000	1,340,679
Tippecanoe County School Building Corp.
6.00%, 07/15/2041	1,000,000	1,120,649
6.00%, 01/15/2042	1,445,000	1,588,795
Tri-Creek High School Building Corp., 5.50%, 07/15/2040	4,345,000	4,690,268
		60,615,371

The accompanying notes are an integral part of these financial statements.

40

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - 1.9%
Johnson & Miami Counties Unified School District No. 230 Spring Hills
6.00%, 09/01/2044	$850,000	$940,816
6.00%, 09/01/2042	1,650,000	1,850,344
6.00%, 09/01/2043	1,600,000	1,778,178
State of Kansas Department of Transportation, 5.00%, 09/01/2043	7,325,000	7,672,587
		12,241,925
Kentucky - 1.4%
County of Trimble, KY, 1.30%, 09/01/2044(a)(b)	3,500,000	3,266,745
Kentucky Economic Development Finance Authority, 5.00%, 05/15/2026	220,000	219,770
Kentucky State Property & Building Commission
5.50%, 11/01/2041	2,710,000	2,920,647
5.50%, 11/01/2042	2,640,000	2,832,507
		9,239,669
Maryland - 0.9%
Maryland Stadium Authority, 5.00%, 05/01/2050	5,775,000	5,938,015
Massachusetts - 1.6%
Commonwealth of Massachusetts, 5.00%, 12/01/2043	10,000,000	10,437,258
Michigan - 0.8%
Michigan Finance Authority, 3.27%, 06/01/2039	5,295,000	4,972,742
Missouri - 4.8%
Jackson County Reorganized School District No. 7/MO,
6.00%, 03/01/2043	1,500,000	1,679,977
6.00%, 03/01/2042	3,910,000	4,407,590
Jackson County School District No. R-IV Blue Springs
5.50%, 03/01/2042	3,320,000	3,611,520
5.50%, 03/01/2044	2,690,000	2,894,913
Lindbergh School District, 5.50%, 03/01/2042	5,000,000	5,447,557
Platte County R-III School District
6.25%, 03/01/2043	2,145,000	2,432,882
6.25%, 03/01/2044	2,675,000	3,020,010
6.25%, 03/01/2045	2,500,000	2,812,577
Republic School District No. R-3
6.50%, 03/01/2044	500,000	575,284
6.50%, 03/01/2045	500,000	572,871
Smithville R-II School District
6.00%, 03/01/2043	935,000	1,043,347
6.00%, 03/01/2044	2,130,000	2,367,515
		30,866,043

	Par	Value
Nevada - 1.1%
Clark County Water Reclamation District, 5.00%, 07/01/2043	$4,000,000	$4,153,589
State of Nevada Department of Business & Industry, 9.50%, 01/01/2065(b)(c)	3,000,000	2,758,395
		6,911,984
New Hampshire - 0.9%
New Hampshire Business Finance Authority
5.50%, 12/01/2030(c)	1,600,000	1,616,062
4.88%, 12/01/2033(c)	2,998,000	2,996,729
5.63%, 06/01/2039(c)	1,000,000	1,001,031
		5,613,822
New Jersey - 1.2%
New Jersey Economic Development Authority, 5.50%, 01/01/2027(b)	300,000	300,653
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2038(d)	1,070,000	592,970
0.00%, 12/15/2039(d)	12,735,000	6,678,947
		7,572,570
New York - 5.4%
Build NYC Resource Corp., 4.00%, 06/15/2031(c)	540,000	526,947
New York City Municipal Water Finance Authority, 5.00%, 06/15/2043	3,790,000	3,951,239
New York City Transitional Finance Authority
5.25%, 05/01/2043	5,000,000	5,279,539
5.50%, 05/01/2044	3,575,000	3,794,855
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.50%, 11/01/2045	10,095,000	10,593,766
New York State Dormitory Authority, 5.00%, 10/01/2047	3,000,000	3,157,517
Rockland County Solid Waste Management Authority, 6.25%, 12/15/2049	2,585,000	2,867,052
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2052	4,065,000	4,334,201
		34,505,116
North Carolina - 3.0%
North Carolina Medical Care Commission
4.25%, 09/01/2028	1,090,000	1,090,327
3.75%, 10/01/2028	585,000	585,201
4.25%, 10/01/2028	250,000	250,103
4.50%, 09/01/2029	600,000	600,165
University of North Carolina at Chapel Hill
5.00%, 02/01/2045	8,180,000	8,575,842
5.00%, 02/01/2049	6,325,000	6,519,499

The accompanying notes are an integral part of these financial statements.

41

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Carolina - (Continued)
Watauga Public Facilities Corp., 5.25%, 06/01/2042	$1,260,000	$1,328,628
		18,949,765
North Dakota - 0.5%
Cass County Joint Water Resource District, 3.45%, 04/01/2027	3,000,000	3,003,646
Ohio - 1.3%
Columbus Regional Airport Authority, 5.25%, 01/01/2041(b)	2,000,000	2,075,463
County of Hamilton, OH, 5.00%, 11/15/2049	6,095,000	6,206,463
		8,281,926
Oklahoma - 0.7%
Oklahoma Turnpike Authority
5.00%, 01/01/2040	1,500,000	1,610,740
5.00%, 01/01/2041	1,500,000	1,593,255
5.00%, 01/01/2042	1,500,000	1,574,693
		4,778,688
Pennsylvania - 1.9%
Allegheny County Sanitary Authority, 5.75%, 06/01/2047	6,835,000	7,255,377
Pennsylvania Turnpike Commission
5.25%, 12/01/2041	1,020,000	1,083,889
5.25%, 12/01/2042	1,030,000	1,085,557
Southeastern Pennsylvania Transportation Authority, 5.25%, 06/01/2041	2,585,000	2,741,191
		12,166,014
Puerto Rico - 0.3%
Commonwealth of Puerto Rico, 0.00%, 11/01/2043(a)(d)	608,471	382,576
Puerto Rico Highway & Transportation Authority, 5.85%, 03/01/2027	1,395,000	1,395,008
		1,777,584
Rhode Island - 1.2%
Rhode Island Health and Educational Building Corp.
5.50%, 05/15/2042	3,335,000	3,519,245
5.50%, 05/15/2047	4,000,000	4,183,521
		7,702,766
South Carolina - 1.2%
County of Horry, SC, 5.25%, 09/01/2047	4,000,000	4,156,978
South Island Public Service District, 5.25%, 04/01/2042	3,330,000	3,515,404
		7,672,382
Tennessee - 0.3%
Metropolitan Nashville Airport Authority, 5.50%, 07/01/2037(b)	1,650,000	1,787,741

	Par	Value
Texas - 8.8%
Aldine Independent School District, 5.00%, 02/15/2042	$2,775,000	$2,855,330
Austin Independent School District
5.25%, 08/01/2043	2,250,000	2,398,891
5.25%, 08/01/2044	4,250,000	4,495,037
City of Fort Worth, TX
5.50%, 03/01/2042	2,000,000	2,137,261
5.50%, 03/01/2043	1,480,000	1,571,268
City of Houston, TX Airport System Revenue, 5.25%, 07/01/2037(b)	2,790,000	3,038,812
City of San Antonio, TX Electric & Gas Systems Revenue, 5.25%, 02/01/2042	3,025,000	3,176,611
Colony Economic Development Corp., 7.25%, 10/01/2042	1,500,000	1,452,661
Colony Local Development Corp., 7.25%, 10/01/2033	700,000	700,168
Dallas Area Rapid Transit, 5.00%, 12/01/2046	1,750,000	1,760,834
Dallas Fort Worth International Airport, 5.00%, 11/01/2043	3,910,000	4,026,237
Fort Worth Independent School District, 5.00%, 02/15/2043	1,050,000	1,084,984
Harris County Hospital District, 5.00%, 02/15/2042	2,500,000	2,575,923
Leander Independent School District, 5.00%, 08/15/2042	1,100,000	1,145,512
Lower Colorado River Authority
5.50%, 05/15/2047	5,000,000	5,182,019
5.50%, 05/15/2048	3,000,000	3,124,622
North Texas Tollway Authority, 0.00%, 01/01/2038(d)	1,070,000	635,522
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(c)	3,000,000	2,682,670
Port of Beaumont Navigation District, 10.00%, 07/01/2026(c)	1,500,000	1,509,205
Pottsboro Higher Education Finance Corp., 2.00%, 08/15/2040	775,000	534,561
Spring Independent School District, 5.25%, 08/15/2044	5,000,000	5,289,260
West Harris County Regional Water Authority, 5.50%, 12/15/2042	4,500,000	4,774,880
		56,152,268
Utah - 1.4%
Wasatch County School District Local Building Authority, 5.50%, 06/01/2047	7,570,000	7,860,614
Wildflower Improvement Association, 6.63%, 03/01/2031(c)	1,102,928	1,088,843
		8,949,457
Virginia - 0.3%
Virginia Beach Development Authority, 5.38%, 09/01/2029	2,000,000	2,022,823

The accompanying notes are an integral part of these financial statements.

42

Performance Trust Municipal Bond Fund
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - 1.8%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2046	$10,000,000	$10,697,482
Washington State Housing Finance Commission, 4.20%, 07/01/2029(c)	1,135,000	1,135,771
		11,833,253
Wisconsin - 1.5%
Public Finance Authority
7.50%, 06/01/2029(c)	2,000,000	1,934,544
5.00%, 07/15/2030(c)	587,319	588,921
0.00%, 12/15/2034(c)(d)	4,629,000	2,664,976
5.00%, 12/15/2036(c)	2,998,651	2,962,713
0.00%, 12/15/2037(c)(d)	3,000,000	1,496,627
		9,647,781
TOTAL MUNICIPAL BONDS (Cost $569,978,849)		562,059,470
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 6.4%
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035(e)	40,185,940	1,619,895
Freddie Mac Multifamily ML Certificates
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(a)(c)(e)	10,302,168	719,503
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036(a)(c)(e)	14,723,512	1,864,586
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(e)	33,767,785	3,991,352
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040(a)(c)(e)	37,833,816	4,078,107
Series 2021-ML10, Class XUS, 2.06%, 01/25/2038(a)(c)(e)	23,279,329	3,302,406
Series 2021-ML10, Class XUS, 1.52%, 06/25/2038(a)(c)(e)	62,322,086	6,652,883
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(c)(e)	158,151,245	7,679,824
Series 2021-ML12, Class XUS, 1.30%, 07/25/2041(a)(c)(e)	25,361,258	2,243,203
Series 2022-ML13, Class XUS, 0.96%, 07/25/2036(a)(e)	79,964,554	4,296,495
Series 2022-ML13, Class XUS, 1.00%, 09/25/2036(e)	51,802,365	3,475,939
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class XCA, 0.25%, 11/25/2033(a)(e)	44,266,160	642,745
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $44,546,304)		40,566,938

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.8%
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(e)	$47,366,472	$2,017,338
Series 2021-3, Class X, 0.79%, 08/20/2036(e)	24,728,439	1,120,445
New Hampshire Business Finance Authority, Series 2023-2, Class X, 0.81%, 01/20/2038(a)(e)	58,523,972	3,033,883
New Hampshire Business Finance Authority, Series 2022-2, Class X, 0.69%, 10/20/2036(e)	65,814,968	2,804,376
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035(a)(e)	63,961,428	2,491,298
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,567,661)		11,467,340

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.9%
First American Government Obligations Fund - Class X, 4.22%(f)	24,914,465	24,914,465
TOTAL MONEY MARKET FUNDS (Cost $24,914,465)		24,914,465
TOTAL INVESTMENTS - 100.1% (Cost $652,007,279)		$639,008,213
Liabilities in Excess of Other Assets - (0.1)%		(526,001)
TOTAL NET ASSETS - 100.0%		$638,482,212

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2025.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2025, the total value of securities subject to the AMT was $56,398,285 or 8.8% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $54,771,856 or 8.6% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Interest only security.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

43

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

	Par	Value
CORPORATE BONDS - 39.8%
Aerospace & Defense - 0.9%
Moog, Inc., 4.25%, 12/15/2027(a)	$1,320,000	$1,300,407
TransDigm, Inc.
6.63%, 03/01/2032(a)	1,000,000	1,031,019
6.38%, 05/31/2033(a)	500,000	507,960
6.75%, 01/31/2034(a)	250,000	258,185
		3,097,571
Automobile Components - 1.4%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	1,500,000	1,468,523
Dana, Inc., 5.63%, 06/15/2028	1,250,000	1,250,146
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032(a)	1,000,000	1,046,517
Phinia, Inc., 6.63%, 10/15/2032(a)	1,250,000	1,284,831
		5,050,017
Automobiles - 0.3%
Thor Industries, Inc., 4.00%, 10/15/2029(a)	1,250,000	1,182,019
Banks - 12.3%
Bank of America Corp., 5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	500,000	512,317
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	1,500,000	1,372,500
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	2,000,000	2,005,936
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035(a)	1,500,000	1,573,048
Byline Bancorp, Inc., 6.88% to 08/15/2030 then 3 mo. Term SOFR + 3.22%, 08/15/2035(a)	1,750,000	1,747,033
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031(a)	1,000,000	926,010
Commonwealth Bank of Australia, 5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046(a)	1,000,000	1,013,668
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	1,000,000	1,086,172
EQUITY BANCSHRES, 7.13%, 08/01/2035	1,000,000	1,001,128
Fifth Third Bancorp, 8.25%, 03/01/2038	1,000,000	1,225,329
First Busey Corp., 5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	1,000,000	923,089

	Par	Value
First Citizens BancShares, Inc./NC, 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	$1,500,000	$1,510,334
First Financial Bancorp., 9.28% (3 mo. Term SOFR + 5.09%), 05/15/2030	1,275,000	1,274,738
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	1,000,000	1,021,943
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(a)	1,550,000	1,574,320
Firstbank, 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	1,000,000	1,000,000
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	1,000,000	1,019,486
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	1,500,000	1,320,775
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	1,500,000	1,545,366
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037(a)	1,000,000	899,160
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	1,000,000	944,086
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	2,000,000	2,000,000
Regions Bank, 6.45%, 06/26/2037	1,250,000	1,351,468
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	1,000,000	908,214
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	2,000,000	1,803,233
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035	1,950,000	1,972,370
SouthState Corp., 7.00% to 06/13/2030 then SOFR + 3.19%, 06/13/2035	1,100,000	1,137,428
Synovus Bank, 4.00% to 10/29/2025 then 5 yr. CMT Rate + 3.63%, 10/29/2030	1,000,000	993,997

The accompanying notes are an integral part of these financial statements.

44

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	$1,000,000	$1,048,574
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	1,000,000	984,264
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	1,250,000	1,121,915
Trustmark Corp., 3.63% to 12/01/2025 then 3 mo. Term SOFR + 3.39%, 12/01/2030	1,000,000	987,179
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	1,250,000	1,240,622
Wintrust Financial Corp., 4.85%, 06/06/2029	1,250,000	1,240,128
WSFS Financial Corp., 2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	1,000,000	940,458
		43,226,288
Building Products - 1.0%
Builders FirstSource, Inc.
5.00%, 03/01/2030(a)	1,750,000	1,733,753
6.75%, 05/15/2035(a)	250,000	261,026
Masterbrand, Inc., 7.00%, 07/15/2032(a)	750,000	777,727
Standard Building Solutions, Inc., 6.25%, 08/01/2033(a)	750,000	766,489
		3,538,995
Capital Markets - 0.6%
Ares Capital Corp.
3.20%, 11/15/2031	1,000,000	891,051
5.80%, 03/08/2032	1,250,000	1,271,061
		2,162,112
Chemicals - 0.4%
Avient Corp., 6.25%, 11/01/2031(a)	1,250,000	1,274,104
Commercial Services & Supplies - 0.3%
Cimpress PLC, 7.38%, 09/15/2032(a)	1,000,000	1,004,719
Construction & Engineering - 0.0%(b)
AECOM, 6.00%, 08/01/2033(a)	100,000	102,135
Construction Materials - 0.1%
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	500,000	518,661

	Par	Value
Consumer Finance - 3.0%
Ally Financial, Inc., 6.70%, 02/14/2033	$2,250,000	$2,337,930
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	1,250,000	1,268,561
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	1,000,000	1,064,949
7.12%, 11/07/2033	1,750,000	1,830,020
General Motors Financial Co., Inc., 5.95%, 04/04/2034	1,250,000	1,281,624
OneMain Finance Corp.
5.38%, 11/15/2029	1,750,000	1,731,436
6.13%, 05/15/2030	250,000	253,734
7.13%, 09/15/2032	750,000	781,059
		10,549,313
Containers & Packaging - 0.5%
Ball Corp., 5.50%, 09/15/2033	800,000	810,103
Sealed Air Corp., 5.00%, 04/15/2029(a)	1,000,000	992,659
		1,802,762
Diversified Consumer Services - 2.2%
Case Western Reserve University, 5.41%, 06/01/2122	1,100,000	1,025,575
Claremont Mckenna College, 3.78%, 01/01/2122	1,500,000	951,247
Massachusetts Institute of Technology, 4.68%, 07/01/2114	1,000,000	831,038
Prime Security Services Borrower, LLC, 6.25%, 01/15/2028(a)	1,500,000	1,500,924
Service Corp. International, 4.00%, 05/15/2031	1,000,000	940,853
University of Southern California, 3.23%, 10/01/2120	2,200,000	1,247,727
Washington University, 4.35%, 04/15/2122	1,500,000	1,127,492
		7,624,856
Diversified REITs - 0.2%
Global Net Lease, Inc., 3.75%, 12/15/2027(a)	750,000	727,809
Electrical Equipment - 1.0%
Regal Rexnord Corp., 6.40%, 04/15/2033	1,000,000	1,064,430
Sensata Technologies BV, 4.00%, 04/15/2029(a)	1,400,000	1,342,043
Sensata Technologies, Inc., 4.38%, 02/15/2030(a)	1,250,000	1,204,322
		3,610,795
Financial Services - 0.1%
Compeer Financial FLCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036(a)	250,000	198,521

The accompanying notes are an integral part of these financial statements.

45

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Food Products - 0.6%
Mars, Inc., 5.80%, 05/01/2065(a)	$1,000,000	$982,513
Post Holdings, Inc., 6.25%, 10/15/2034(a)	1,000,000	1,008,631
		1,991,144
Healthcare Equipment & Supplies - 0.1%
Teleflex, Inc., 4.25%, 06/01/2028(a)	250,000	245,143
Healthcare Providers & Services - 1.4%
Centene Corp.
4.63%, 12/15/2029	1,000,000	963,432
3.38%, 02/15/2030	2,250,000	2,051,678
Molina Healthcare, Inc., 4.38%, 06/15/2028(a)	2,000,000	1,950,469
		4,965,579
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts LP, 5.70%, 07/01/2034	1,000,000	1,017,368
Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands, Inc., 5.13%, 04/15/2029(a)	1,250,000	1,090,544
Choice Hotels International, Inc., 5.85%, 08/01/2034	1,250,000	1,264,876
Hilton Grand Vacations Borrower LLC, Inc., 4.88%, 07/01/2031(a)	1,000,000	931,703
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	1,750,000	1,694,144
Station Casinos, LLC
4.50%, 02/15/2028(a)	1,000,000	986,301
6.63%, 03/15/2032(a)	500,000	514,595
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(a)	1,500,000	1,465,378
		7,947,541
Household Durables - 2.4%
Ashton Woods USA, LLC
4.63%, 08/01/2029(a)	500,000	479,736
6.88%, 08/01/2033(a)	1,000,000	1,003,998
Century Communities, Inc., 3.88%, 08/15/2029(a)	1,500,000	1,398,438
Installed Building Products, Inc., 5.75%, 02/01/2028(a)	1,250,000	1,251,369
M/I Homes, Inc.
4.95%, 02/01/2028	500,000	495,204
3.95%, 02/15/2030	1,500,000	1,411,519
Meritage Homes Corp., 5.65%, 03/15/2035	1,500,000	1,515,360
Newell Brands, Inc., 6.63%, 05/15/2032	1,000,000	979,215
		8,534,839

	Par	Value
IT Services - 0.3%
ASGN, Inc., 4.63%, 05/15/2028(a)	$1,000,000	$979,180
Life Sciences Tools & Services - 1.0%
Avantor Funding, Inc., 4.63%, 07/15/2028(a)	250,000	246,197
Charles River Laboratories International, Inc.
3.75%, 03/15/2029(a)	1,750,000	1,660,528
4.00%, 03/15/2031(a)	500,000	462,801
Icon Investments Six DAC, 6.00%, 05/08/2034	500,000	520,009
IQVIA, Inc., 6.25%, 06/01/2032(a)	500,000	515,704
		3,405,239
Machinery - 0.4%
Allison Transmission, Inc.
4.75%, 10/01/2027(a)	250,000	248,020
5.88%, 06/01/2029(a)	250,000	252,095
Wabash National Corp., 4.50%, 10/15/2028(a)	1,000,000	919,008
		1,419,123
Media - 1.0%
CCO Holdings Capital Corp., 4.25%, 01/15/2034(a)	1,000,000	869,079
Charter Communications Operating, LLC
5.85%, 12/01/2035	750,000	751,946
3.50%, 03/01/2042	1,000,000	710,286
Sirius XM Radio LLC
4.00%, 07/15/2028(a)	700,000	676,328
3.88%, 09/01/2031(a)	750,000	674,906
		3,682,545
Pharmaceuticals - 0.1%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(a)	250,000	257,465
Professional Services - 1.9%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	1,500,000	1,565,358
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	1,000,000	1,044,775
5.95%, 04/15/2035	1,250,000	1,289,150
CACI International, Inc., 6.38%, 06/15/2033(a)	250,000	258,323
Science Applications International Corp., 4.88%, 04/01/2028(a)	2,500,000	2,473,326
		6,630,932
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower, LLC, 8.88%, 09/01/2031(a)	1,000,000	1,073,701

The accompanying notes are an integral part of these financial statements.

46

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Software - 0.3%
Open Text Corp., 3.88%, 02/15/2028(a)	$1,000,000	$972,772
Specialty Retail - 2.4%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	500,000	488,682
5.00%, 02/15/2032(a)	1,750,000	1,683,763
AutoNation, Inc., 5.89%, 03/15/2035	1,750,000	1,789,154
Ken Garff Automotive, LLC, 4.88%, 09/15/2028(a)	2,250,000	2,216,728
Lithia Motors, Inc.
3.88%, 06/01/2029(a)	1,250,000	1,199,286
4.38%, 01/15/2031(a)	1,000,000	950,986
		8,328,599
Technology Hardware, Storage & Peripherals - 0.3%
Dell International, LLC, 8.10%, 07/15/2036	1,000,000	1,213,767
Textiles, Apparel & Luxury Goods - 0.3%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	1,250,000	1,150,672
Trading Companies & Distributors - 0.1%
Herc Holdings, Inc., 7.00%, 06/15/2030(a)	500,000	520,701
TOTAL CORPORATE BONDS (Cost $135,879,875)		140,006,987
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 16.6%
BANK
Series 2018-BN10, Class C, 4.16%, 02/15/2061(c)	1,000,000	908,139
Series 2018-BN10, Class D, 2.60%, 02/15/2061(a)	1,000,000	845,602
Series 2019-BN23, Class C, 3.62%, 12/15/2052(c)	1,000,000	888,187
Series 2020-BN25, Class B, 3.04%, 01/15/2063(c)	1,500,000	1,344,560
Series 2020-BN29, Class D, 2.50%, 11/15/2053(a)	850,000	665,827
Series 2021-BN35, Class C, 2.90%, 06/15/2064(c)	1,500,000	1,272,053
Series 2022-BN40, Class D, 2.50%, 03/15/2064(a)	1,000,000	755,075
Series 2025-BN49, Class XA, 0.83%, 03/15/2058(c)(d)	30,455,641	1,452,000

	Par	Value
BANK5
Series 2024-5YR8, Class C, 7.00%, 08/15/2057(c)	$1,000,000	$1,034,786
Series 2025-5YR13, Class XA, 1.28%, 01/15/2058(a)(c)(d)	40,638,644	1,677,584
BANK5 Trust
Series 2024-5YR8, Class D, 4.00%, 08/15/2057(a)	1,000,000	906,003
Series 2025-5YR14, Class D, 4.25%, 04/15/2058(a)	1,600,000	1,438,565
BBCMS Trust
Series 2022-C17, Class XA, 1.32%, 09/15/2055(c)(d)	14,899,144	962,783
Series 2024-5C27, Class XA, 1.04%, 07/15/2057(a)(c)(d)	35,298,077	956,010
Series 2024-5C31, Class XA, 1.28%, 12/15/2057(c)(d)	27,996,057	1,120,733
Series 2024-C30, Class XA, 1.07%, 11/15/2057(c)(d)	22,773,820	1,421,608
Series 2025-C32, Class XA, 1.36%, 02/15/2062(c)(d)	17,385,818	1,464,221
Series 2025-C35, Class XD, 1.87%, 07/15/2058(a)(c)(d)	12,000,000	1,546,277
Benchmark Mortgage Trust
Series 2021-B26, Class B, 2.67%, 06/15/2054(c)	1,250,000	1,036,926
Series 2021-B26, Class C, 2.97%, 06/15/2054(c)	1,250,000	967,127
Series 2021-B27, Class XD, 1.60%, 07/15/2054(a)(c)(d)	15,000,000	1,144,048
Series 2021-B29, Class C, 2.75%, 09/15/2054(c)	1,500,000	1,207,810
Series 2024-V6, Class XA, 1.58%, 03/15/2057(c)(d)	24,936,135	1,020,190
Series 2025-B41, Class XA, 1.21%, 07/15/2068(c)(d)	20,000,000	1,533,820
BMO Mortgage Trust
Series 2023-C7, Class XA, 1.04%, 12/15/2056(a)(c)(d)	24,953,567	1,194,200
Series 2025-C11, Class XA, 1.33%, 02/15/2058(c)(d)	17,963,551	1,467,074
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class C, 5.11%, 05/10/2049(c)	1,307,000	1,287,996
Series 2016-C2, Class B, 3.18%, 08/10/2049	1,000,000	973,278
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, 4.04%, 12/15/2052(c)	1,250,000	1,132,718
Series 2019-C18, Class D, 2.50%, 12/15/2052(a)	1,125,000	926,942

The accompanying notes are an integral part of these financial statements.

47

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034(a)	$954,063	$816,534
Series 2012-BWTR, Class B, 3.26%, 11/05/2034(a)	478,000	287,206
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052(c)	1,400,000	1,307,957
Series 2017-C34, Class D, 2.70%, 11/15/2052(a)	1,000,000	713,928
Series 2025-5C1, Class XA, 1.38%, 03/15/2058(c)(d)	25,998,608	1,182,487
Series 2025-C35, Class XA, 1.18%, 08/15/2058(c)(d)	28,000,000	2,064,874
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class C, 4.28%, 06/15/2050(c)	1,500,000	1,402,415
Series 2017-HR2, Class C, 4.46%, 12/15/2050(c)	1,400,000	1,337,048
Series 2019-H7, Class C, 4.13%, 07/15/2052	1,000,000	915,035
Series 2019-H7, Class D, 3.00%, 07/15/2052(a)	1,000,000	840,637
Series 2021-L5, Class C, 3.16%, 05/15/2054	1,385,000	1,218,985
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.28%, 05/15/2048(c)	1,000,000	884,128
Series 2016-C37, Class D, 3.31%, 12/15/2049(a)(c)	1,250,000	1,146,659
Series 2018-C43, Class C, 4.51%, 03/15/2051(c)	1,250,000	1,151,564
Series 2018-C45, Class C, 4.73%, 06/15/2051	1,320,000	1,259,188
Series 2019-C49, Class C, 4.87%, 03/15/2052(c)	1,000,000	968,633
Series 2019-C49, Class D, 3.00%, 03/15/2052(a)	1,500,000	1,309,364
Series 2019-C52, Class C, 3.56%, 08/15/2052	1,800,000	1,525,728
Series 2020-C57, Class C, 4.16%, 08/15/2053(c)	1,500,000	1,374,961
Series 2021-C60, Class C, 2.74%, 08/15/2054	450,000	371,868
Series 2025-C64, Class XD, 2.35%, 02/15/2058(a)(c)(d)	10,909,000	1,717,479
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $56,900,750)		58,348,820

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 15.4%
Alinea CLO, Series 2018-1A, Class DR, 6.58% (3 mo. Term SOFR + 2.25%), 07/20/2031(a)	$1,200,000	$1,196,714
Allegany Park CLO Ltd., Series 2019-1A, Class DRR, 7.12% (3 mo. Term SOFR + 2.85%), 01/20/2035(a)	2,000,000	2,000,000
Apidos CLO
Series 2012-11A, Class ER4, 10.32% (3 mo. Term SOFR + 6.00%), 04/17/2034(a)	1,591,143	1,606,969
Series 2013-12A, Class ER, 9.98% (3 mo. Term SOFR + 5.66%), 04/15/2031(a)	1,000,000	994,934
Series 2015-23A, Class DRR, 6.92% (3 mo. Term SOFR + 2.60%), 04/15/2033(a)	2,000,000	1,999,846
Series 2019-31A, Class ER, 11.18% (3 mo. Term SOFR + 6.86%), 04/15/2031(a)	1,000,000	1,008,400
Series 2023-46A, Class D, 9.32% (3 mo. Term SOFR + 5.00%), 10/24/2036(a)	1,000,000	1,002,114
Series 2024-1A, Class E, 10.07% (3 mo. Term SOFR + 5.75%), 04/25/2035(a)	1,000,000	999,972
ARES CLO, Series 2019-52A, Class DRR, 6.83% (3 mo. Term SOFR + 2.50%), 04/22/2031(a)	1,250,000	1,245,687
Bardot CLO, Series 2019-2A, Class DRR, 6.83% (3 mo. Term SOFR + 2.50%), 10/22/2032(a)	1,250,000	1,242,195
Blackstone, Inc., Series 2018-1A, Class E, 9.98% (3 mo. Term SOFR + 5.66%), 04/17/2030(a)	1,000,000	993,093
Carlyle Global Market Strategies
Series 2019-1A, Class CR2, 6.88% (3 mo. Term SOFR + 2.60%), 04/20/2031(a)	1,000,000	1,000,000
Series 2023-3A, Class D, 9.82% (3 mo. Term SOFR + 5.50%), 10/15/2036(a)	1,300,000	1,303,697
Chenango Park CLO, Series 2018-1A, Class CR, 7.07% (3 mo. Term SOFR + 2.75%), 04/15/2030(a)	1,250,000	1,256,719
CIFC Funding Ltd., Series 2023-3A, Class B, 6.63% (3 mo. Term SOFR + 2.30%), 01/20/2037(a)	1,000,000	1,001,808

The accompanying notes are an integral part of these financial statements.

48

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Clover CLO, Series 2021-3A, Class ER, 9.22% (3 mo. Term SOFR + 4.90%), 01/25/2035(a)	$1,000,000	$1,000,846
Elmwood CLO Ltd.
Series 2019-1A, Class ERR, 10.73% (3 mo. Term SOFR + 6.40%), 04/20/2037(a)	1,500,000	1,495,397
Series 2022-2A, Class DR, 7.16% (3 mo. Term SOFR + 2.90%), 04/22/2035(a)	1,000,000	1,002,495
Series 2022-6A, Class ER, 11.32% (3 mo. Term SOFR + 7.00%), 10/17/2036(a)	1,000,000	1,004,141
Series 2024-5A, Class ER, 10.73% (3 mo. Term SOFR + 6.40%), 04/20/2037(a)	2,000,000	2,011,270
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.68% (3 mo. Term SOFR + 2.35%), 04/22/2034(a)	1,250,000	1,243,939
GoldenTree Loan Management US CLO, Series 2017-1A, Class DR3, 6.73% (3 mo. Term SOFR + 2.40%), 04/20/2034(a)	1,300,000	1,296,754
Goldentree Loan Opportunities Ltd.
Series 2022-15A, Class DR, 8.73% (3 mo. Term SOFR + 4.40%), 10/20/2036(a)	1,500,000	1,503,686
Series 2023-17A, Class DJ, 8.33% (3 mo. Term SOFR + 4.00%), 01/20/2039(a)	1,000,000	999,891
Golub Capital Partners CLO Ltd., Series 2023-70A, Class B, 6.82% (3 mo. Term SOFR + 2.50%), 10/25/2036(a)	1,000,000	1,002,355
LCM LP, Series 22A, Class CR, 7.39% (3 mo. Term SOFR + 3.06%), 10/20/2028(a)	440,962	441,179
Magnetite CLO Ltd.
Series 2017-19A, Class ERR, 9.42% (3 mo. Term SOFR + 5.10%), 04/17/2034(a)	1,250,000	1,237,985
Series 2019-24A, Class DR, 7.37% (3 mo. Term SOFR + 3.05%), 04/15/2035(a)	1,000,000	1,004,057
Series 2022-32A, Class D2R, 0.00% (3 mo. Term SOFR + 3.65%), 10/15/2037(a)	1,500,000	1,500,000
Series 2023-37A, Class E, 11.33% (3 mo. Term SOFR + 7.00%), 10/20/2036(a)	1,000,000	1,000,643
Series 2023-39A, Class D1R, 7.02% (3 mo. Term SOFR + 2.70%), 01/25/2037(a)	1,000,000	998,270

	Par	Value
Series 2025-50A, Class D2, 8.21% (3 mo. Term SOFR + 3.90%), 07/25/2038(a)	$1,000,000	$1,000,000
Neuberger Berman CLO Ltd.
Series 2019-34A, Class D2R2, 8.43% (3 mo. Term SOFR + 4.10%), 07/20/2039(a)	1,000,000	1,003,310
Series 2020-39A, Class ER, 11.53% (3 mo. Term SOFR + 7.20%), 04/20/2038(a)	2,000,000	2,014,318
Series 2021-43A, Class DR, 6.97% (3 mo. Term SOFR + 2.65%), 07/17/2036(a)	2,000,000	1,994,960
NYACK Park CLO Ltd., Series 2021-1A, Class D, 7.39% (3 mo. Term SOFR + 3.06%), 10/20/2034(a)	1,000,000	1,004,005
Octagon Credit Investors LLC, Series 2022-1A, Class DR, 9.28% (3 mo. Term SOFR + 5.09%), 11/16/2036(a)	2,000,000	2,014,900
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 6.28% (3 mo. Term SOFR + 1.96%), 01/25/2031(a)	1,000,000	1,000,199
Series 2014-1A, Class CR4, 6.48% (3 mo. Term SOFR + 2.25%), 02/14/2031(a)	1,500,000	1,495,323
Palmer Square CLO Ltd., Series 2023-3A, Class C, 7.23% (3 mo. Term SOFR + 2.90%), 01/20/2037(a)	1,000,000	1,003,134
Southwick Park CLO, Series 2019-4A, Class DRR, 7.03% (3 mo. Term SOFR + 2.70%), 07/20/2032(a)	1,000,000	1,000,669
Thompson Park CLO Ltd., Series 2021-1A, Class DR, 7.02% (3 mo. Term SOFR + 2.70%), 04/15/2034(a)	2,000,000	2,006,646
Wind River CLO Ltd., Series 2019-3A, Class BR2, 5.87% (3 mo. Term SOFR + 1.55%), 04/15/2031(a)	1,135,000	1,137,281
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $54,479,323)		54,269,801
MUNICIPAL BONDS - 8.5%
California - 1.0%
California Infrastructure & Economic Development Bank, 9.50%, 01/01/2065(a)(e)	1,500,000	1,379,308
Los Angeles Department of Water & Power, 6.57%, 07/01/2045	1,000,000	1,047,148
University of California, 4.77%, 05/15/2115	1,250,000	1,018,482
		3,444,938

The accompanying notes are an integral part of these financial statements.

49

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - 0.4%
State of Colorado, 6.65%, 09/15/2045	$1,500,000	$1,629,833
Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030(a)	430,000	461,921
Florida - 0.8%
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	1,500,000	1,603,067
County of Miami-Dade, FL, 0.00%, 10/01/2042(f)	2,500,000	1,121,276
		2,724,343
Illinois - 0.5%
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2038(f)	1,250,000	692,594
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	1,000,000	1,033,006
		1,725,600
Indiana - 0.3%
Indiana Finance Authority, 6.60%, 02/01/2039	1,000,000	1,107,045
Massachusetts - 0.3%
Commonwealth of Massachusetts, 5.46%, 12/01/2039	1,000,000	1,017,436
Michigan - 0.3%
University of Michigan, 4.45%, 04/01/2122	1,311,000	1,015,357
Minnesota - 0.3%
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	1,000,000	1,089,481
Nevada - 0.5%
County of Clark Department of Aviation, 6.82%, 07/01/2045	1,500,000	1,665,132
New York - 0.4%
City of New York, NY, 5.97%, 03/01/2036	1,250,000	1,311,683
Ohio - 0.3%
Ohio State University, 4.80%, 06/01/2111	1,555,000	1,280,472
Oklahoma - 0.5%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028	1,750,000	1,716,894

	Par	Value
Pennsylvania - 0.3%
Pennsylvania Turnpike Commission, 3.00%, 12/01/2042	$1,250,000	$978,192
Tennessee - 0.2%
New Memphis Arena Public Building Authority, 0.00%, 04/01/2043(f)	1,625,000	623,037
Texas - 1.8%
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	1,500,000	1,676,012
North Texas Tollway Authority, 6.72%, 01/01/2049	1,145,000	1,256,969
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(a)	1,500,000	1,341,335
State of Texas, 5.52%, 04/01/2039	2,000,000	2,089,123
		6,363,439
Virginia - 0.4%
University of Virginia
4.18%, 09/01/2117	1,430,000	1,047,346
3.23%, 09/01/2119	1,000,000	565,576
		1,612,922
Wisconsin - 0.1%
Public Finance Authority, 7.50%, 06/01/2029(a)	250,000	241,818
TOTAL MUNICIPAL BONDS (Cost $30,454,260)		30,009,543
U.S. TREASURY SECURITIES - 8.1%
United States Treasury Notes/Bonds
5.00%, 05/15/2045	5,000,000	5,084,766
3.88%, 05/15/2043	2,000,000	1,773,750
4.38%, 08/15/2043	1,000,000	945,781
4.75%, 11/15/2043	2,300,000	2,279,156
4.50%, 02/15/2044	1,250,000	1,198,486
4.63%, 05/15/2044	1,000,000	973,047
4.63%, 11/15/2044	2,250,000	2,183,467
4.75%, 02/15/2045	5,250,000	5,172,891
4.63%, 02/15/2055	2,000,000	1,908,125
United States Treasury Strip Principal
0.00%, 08/15/2042(f)	2,000,000	873,092
0.00%, 11/15/2042(f)	2,500,000	1,074,169
0.00%, 02/15/2044(f)	2,350,000	940,813
0.00%, 05/15/2044(f)	2,000,000	789,383
0.00%, 08/15/2044(f)	1,900,000	739,332
0.00%, 11/15/2044(f)	4,000,000	1,534,988
0.00%, 02/15/2045(f)	3,000,000	1,135,907
TOTAL U.S. TREASURY SECURITIES (Cost $29,388,490)		28,607,153

The accompanying notes are an integral part of these financial statements.

50

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - 3.3%
American Credit Acceptance Receivables Trust
Series 2022-1, Class E, 3.64%, 03/13/2028(a)	$1,000,000	$999,538
Series 2024-2, Class D, 6.53%, 04/12/2030(a)	1,000,000	1,029,290
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028(a)	1,000,000	991,635
Exeter Automobile Receivables Trust
Series 2021-2A, Class E, 2.90%, 07/17/2028(a)	1,500,000	1,485,062
Series 2021-3A, Class E, 3.04%, 12/15/2028(a)	2,000,000	1,973,433
GLS Auto Receivables Trust
Series 2021-2A, Class E, 2.87%, 05/15/2028(a)	1,000,000	990,321
Series 2021-3A, Class E, 3.20%, 10/16/2028(a)	1,000,000	985,221
Series 2021-4A, Class E, 4.43%, 10/16/2028(a)	1,000,000	984,530
Series 2024-2A, Class D, 6.19%, 02/15/2030(a)	1,000,000	1,032,448
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%, 04/15/2027(a)	1,000,000	996,480
TOTAL ASSET-BACKED SECURITIES (Cost $11,357,471)		11,467,958
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 3.0%
Banc of America Alternative Loan Trust, Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	840,481	722,530
Citimortgage Alternative Loan Trust
Series 2006-A5, Class 1A13, 4.89% (1 mo. Term SOFR + 0.56%), 10/25/2036	1,068,285	813,856
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,513,615	1,367,559
Countrywide Alternative Loan Trust
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	1,202,426	1,243,210
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,511,221	1,255,927
Credit Suisse Management, LLC, Series 2005-11, Class 3A3, 5.50%, 12/25/2035	334,220	127,779
JP Morgan Mortgage Trust, Series 2022-1, Class A5, 2.50%, 07/25/2052(a)(c)	2,000,000	1,309,756
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051(a)(g)(h)	386,067	386,369

	Par	Value
WaMu Mortgage Pass Through Certificates
Series 2005-AR14, Class 1A2, 5.11%, 12/25/2035(c)	$1,096,200	$1,035,377
Series 2006-AR12, Class 1A1, 4.72%, 10/25/2036(c)	1,272,667	1,186,566
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.52%, 10/25/2037(c)	944,465	929,781
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $10,411,598)		10,378,710
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.9%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K113, Class X1, 1.48%, 06/25/2030(c)(d)	25,843,055	1,380,823
Series K149, Class X1, 0.40%, 08/25/2032(c)(d)	66,631,139	1,224,587
Series K164, Class X1, 0.47%, 05/25/2034(c)(d)	57,988,035	1,406,801
Series K165, Class X1, 0.79%, 09/25/2034(c)(d)	30,597,551	1,413,503
Series K169, Class X1, 0.43%, 12/25/2034(c)(d)	63,057,168	1,433,756
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $6,826,354)		6,859,470
	Shares
PREFERRED STOCKS - 0.3%
Banks - 0.3%
First Busey Corp., Series B, 8.25%, Perpetual	40,000	1,006,400
TOTAL PREFERRED STOCKS (Cost $1,000,000)		1,006,400
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.2%
First American Government Obligations Fund - Class X, 4.22%(i)	11,269,172	11,269,172
TOTAL MONEY MARKET FUNDS (Cost $11,269,172)		11,269,172
TOTAL INVESTMENTS - 100.1% (Cost $347,967,293)		$352,224,014
Liabilities in Excess of Other Assets - (0.1)%		(367,288)
TOTAL NET ASSETS - 100.0%		$351,856,726

The accompanying notes are an integral part of these financial statements.

51

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PO - Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $154,593,725 or 43.9% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2025.

(d)	Interest only security.
(e)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2025, the total value of securities subject to the AMT was $1,379,308 or 0.4% of net assets.
(f)	Zero coupon bonds make no periodic interest payments.
(g)	Step coupon bond. The rate disclosed is as of August 31, 2025.
(h)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of August 31, 2025.

(i)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

52

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2025

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 25.1%
BANK5
Series 2023-5YR3, Class B, 7.56%, 09/15/2056(a)	$250,000	$263,723
Series 2024-5YR6, Class XA, 0.98%, 05/15/2057(a)(b)(c)	9,995,291	243,135
Series 2024-5YR7, Class XA, 1.57%, 06/15/2057(a)(c)	4,798,712	211,809
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057(a)	300,000	313,417
Series 2025-5YR13, Class XA, 1.28%, 01/15/2058(a)(b)(c)	6,598,156	272,270
BBCMS Trust
Series 2024-5C27, Class XA, 1.04%, 07/15/2057(a)(b)(c)	8,352,221	226,137
Series 2025-C35, Class XA, 0.86%, 07/15/2058(a)(c)	5,798,915	299,970
Benchmark Mortgage Trust
Series 2021-B28, Class XA, 1.35%, 08/15/2054(a)(c)	4,924,093	255,233
Series 2025-V14, Class XA, 0.98%, 04/15/2057(a)(c)	7,998,703	249,847
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class B, 4.12%, 05/10/2049	250,000	246,185
Commercial Mortgage Pass Through Certificates, Series 2024-CBM, Class A2, 5.87%, 12/10/2041(a)(b)	250,000	254,171
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052(a)	300,000	279,218
Series 2025-5C1, Class XA, 1.38%, 03/15/2058(a)(c)	4,999,732	227,312
Series 2025-C35, Class XA, 1.18%, 08/15/2058(a)(c)	4,100,000	301,428
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	300,000	288,793
Series 2019-H7, Class C, 4.13%, 07/15/2052	250,000	227,559
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D, 3.31%, 12/15/2049(a)(b)	250,000	228,441
Series 2018-C43, Class B, 4.25%, 03/15/2051(a)	250,000	238,042
Series 2019-C49, Class D, 3.00%, 03/15/2052(b)	250,000	216,988
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,783,894)		4,843,678

	Par	Value
CORPORATE BONDS - 18.2%
Aerospace & Defense - 1.3%
Moog, Inc., 4.25%, 12/15/2027(b)	$250,000	$246,289
Banks - 7.4%
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	200,000	181,000
EQUITY BANCSHRES, 7.13%, 08/01/2035	250,000	247,701
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(b)	250,000	251,299
Renasant Corp., 4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	270,000	239,765
SouthState Corp., 7.00% to 06/13/2030 then SOFR + 3.19%, 06/13/2035	250,000	257,728
Texas Capital Bank, 5.25%, 01/31/2026	250,000	249,678
		1,427,171
Consumer Finance - 2.7%
Ford Motor Credit Co., LLC, 7.35%, 03/06/2030	250,000	266,237
OneMain Finance Corp., 6.13%, 05/15/2030	250,000	253,734
		519,971
Diversified Consumer Services - 1.3%
Prime Security Services Borrower, LLC, 6.25%, 01/15/2028(b)	250,000	250,154
Healthcare Providers & Services - 1.2%
Centene Corp., 3.38%, 02/15/2030	250,000	227,964
Hotels, Restaurants & Leisure - 1.3%
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	250,000	242,021
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029(b)	150,000	142,331
Media - 1.0%
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	200,000	193,236
Professional Services - 1.3%
Science Applications International Corp., 4.88%, 04/01/2028(b)	250,000	247,333
TOTAL CORPORATE BONDS (Cost $3,454,348)		3,496,470

The accompanying notes are an integral part of these financial statements.

53

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 18.0%
ARES CLO, Series 2023-ALF4A, Class A1, 6.07% (3 mo. Term SOFR + 1.75%), 10/15/2036(b)	$250,000	$250,054
ArrowMark Colorado Holdings, Series 2018-10A, Class CR, 5.83% (3 mo. Term SOFR + 1.50%), 10/20/2031(b)	250,000	248,941
Blackstone, Inc., Series 2018-1A, Class D, 7.18% (3 mo. Term SOFR + 2.86%), 04/17/2030(b)	250,000	250,331
CIFC Funding Ltd., Series 2023-3A, Class B, 6.63% (3 mo. Term SOFR + 2.30%), 01/20/2037(b)	250,000	250,202
Elmwood CLO Ltd., Series 2023-2A, Class ER, 10.22% (3 mo. Term SOFR + 5.90%), 04/16/2036(b)	250,000	248,083
Golub Capital Partners CLO Ltd., Series 2023-70A, Class B, 6.82% (3 mo. Term SOFR + 2.50%), 10/25/2036(b)	250,000	250,339
Madison Park Funding Ltd.
Series 2016-24A, Class BR2, 5.88% (3 mo. Term SOFR + 1.55%), 10/20/2029(b)	225,000	225,174
Series 2016-24A, Class CR2, 6.38% (3 mo. Term SOFR + 2.05%), 10/20/2029(b)	250,000	250,339
Magnetite CLO Ltd., Series 2017-19A, Class ERR, 9.42% (3 mo. Term SOFR + 5.10%), 04/17/2034(b)	250,000	245,722
Octagon Credit Investors LLC, Series 2022-1A, Class A1R, 5.94% (3 mo. Term SOFR + 1.75%), 11/16/2036(b)	250,000	250,208
Octagon Investment Partners Ltd., Series 2021-1A, Class BR, 5.83% (3 mo. Term SOFR + 1.50%), 07/20/2034(b)	250,000	249,425
Octagon Investment Partners XXII LLC, Series 2014-1A, Class DRR, 7.34% (3 mo. Term SOFR + 3.01%), 01/22/2030(b)	250,000	250,557
Symphony CLO Ltd., Series 2020-23A, Class BR2, 5.67% (3 mo. Term SOFR + 1.35%), 01/15/2034(b)	250,000	249,100
Voya CLO Ltd., Series 2016-3A, Class A3R2, 6.03% (3 mo. Term SOFR + 1.70%), 10/18/2031(b)	250,000	250,065
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,480,811)		3,468,540

	Par	Value
ASSET-BACKED SECURITIES - 13.5%
American Credit Acceptance Receivables Trust
Series 2023-4, Class D, 7.65%, 09/12/2030(b)	$250,000	$258,721
Series 2024-2, Class C, 6.24%, 04/12/2030(b)	250,000	253,043
Series 2024-2, Class D, 6.53%, 04/12/2030(b)	250,000	257,008
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19%, 04/19/2027	3,125	3,127
CPS Auto Trust, Series 2023-A, Class C, 5.54%, 04/16/2029(b)	140,110	140,310
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028(b)	250,000	246,567
Series 2023-1A, Class D, 6.69%, 06/15/2029	250,000	254,718
GLS Auto Receivables Trust
Series 2023-2A, Class C, 5.69%, 03/15/2029(b)	250,000	251,547
Series 2024-2A, Class D, 6.19%, 02/15/2030(b)	250,000	257,696
Santander Consumer USA Holdings, Inc., Series 2023-4, Class B, 5.77%, 12/15/2028	250,000	252,979
Westlake Automobile Receivables Trust
Series 2021-2A, Class E, 2.38%, 03/15/2027(b)	247,298	247,020
Series 2023-3A, Class B, 5.92%, 09/15/2028(b)	170,000	170,932
TOTAL ASSET-BACKED SECURITIES (Cost $2,572,008)		2,593,668
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 8.2%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K098, Class XAM, 1.52%, 08/25/2029(a)(c)	1,985,000	97,747
Series K107, Class X1, 1.70%, 01/25/2030(a)(c)	4,184,659	242,791
Series K115, Class X1, 1.42%, 06/25/2030(a)(c)	4,333,564	226,863
Series K122, Class X1, 0.96%, 11/25/2030(a)(c)	6,934,808	256,403
Series K164, Class X1, 0.47%, 05/25/2034(a)(c)	10,897,751	263,806
Series K165, Class X1, 0.79%, 09/25/2034(a)(c)	6,149,508	283,385

The accompanying notes are an integral part of these financial statements.

54

Performance Trust Short Term Bond ETF
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series K744, Class X1, 0.96%, 07/25/2028(a)(c)	$10,280,580	$211,862
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,586,863)		1,582,857
U.S. TREASURY SECURITIES - 5.2%
United States Treasury Notes/Bonds
3.88%, 05/15/2043	175,000	155,203
4.38%, 08/15/2043	175,000	165,512
4.75%, 11/15/2043	175,000	173,414
4.63%, 11/15/2044	250,000	242,607
United States Treasury Strip Principal
0.00%, 08/15/2042(d)	400,000	174,618
0.00%, 08/15/2044(d)	250,000	97,281
TOTAL U.S. TREASURY SECURITIES (Cost $1,020,423)		1,008,635
MUNICIPAL BONDS - 3.0%
County of Clark Department of Aviation, 6.82%, 07/01/2045	250,000	277,522
Michigan Finance Authority, 3.27%, 06/01/2039	60,000	56,348
Oklahoma Development Finance Authority, 5.45%, 08/15/2028 (Obligor: Ou Medicine Obligated Grp)	250,000	245,271
TOTAL MUNICIPAL BONDS (Cost $577,020)		579,141
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 1.2%
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.52%, 10/25/2037(a)	236,116	232,015
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $225,115)		232,015
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 5.1%
0%, 09/09/2025(d)	240,000	239,802
0%, 10/07/2025(d)	250,000	248,981
0%, 11/20/2025(d)	250,000	247,778
0%, 12/04/2025(d)	250,000	247,405
TOTAL U.S. TREASURY BILLS (Cost $983,722)		983,966

	Shares	Value
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.22%(e)	40,469	$40,469
TOTAL MONEY MARKET FUNDS (Cost $40,469)		40,469
TOTAL INVESTMENTS - 97.7% (Cost $18,724,673)		$18,829,439
Other Assets in Excess of Liabilities - 2.3%		445,602
TOTAL NET ASSETS - 100.0%		$ 19,275,041

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $8,565,189 or 44.4% of the Fund’s net assets.

(c)	Interest only security.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

55

PERFORMANCE TRUST FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
ASSETS:
Investments, at value	$9,696,254,088	$639,008,213	$352,224,014	$18,829,439
Interest receivable	93,461,038	6,417,805	3,821,243	191,156
Receivable for fund shares sold	6,323,678	160,760	422,797	—
Dividends receivable	337,390	104,437	43,468	898
Receivable for investments sold	—	—	—	255,625
Prepaid expenses and other assets	140,684	37,614	14,996	—
Total assets	9,796,516,878	645,728,829	356,526,518	19,277,118
LIABILITIES:
Payable for investments purchased	88,789,575	5,874,317	4,315,976	—
Payable to adviser	3,674,529	161,126	172,416	2,077
Payable for capital shares redeemed	6,096,239	1,124,390	89,072	—
Payable for fund administration and accounting fees	342,368	27,496	16,332	—
Payable for transfer agent fees and expenses	66,118	7,452	3,689	—
Payable for custodian fees	107,233	5,436	2,364	—
Payable for compliance fees	839	838	838	—
Payable for distribution and shareholder servicing fees	505,192	3,348	—	—
Payable for expenses and other liabilities	462,530	42,214	69,105	—
Total liabilities	100,044,623	7,246,617	4,669,792	2,077
NET ASSETS	$9,696,472,255	$638,482,212	$351,856,726	$19,275,041
Net Assets Consists of:
Paid-in capital	$10,603,052,001	$749,560,991	$350,388,000	$19,094,126
Total distributable earnings/(accumulated losses)	(906,579,746)	(111,078,779)	1,468,726	180,915
Total net assets	$9,696,472,255	$638,482,212	$351,856,726	$19,275,041
Net assets	$—	$—	$—	$19,275,041
Shares issued and outstanding(a)	—	—	—	760,000
Net asset value per share	$—	$—	$—	$25.36
Class A
Net assets	$47,256,169	$15,602,200	$—	$—
Shares issued and outstanding(a)	2,389,185	708,043	—	—
Net asset value per share	$19.78	$22.04	$—	$—
Max offering price per share (Net asset value per share divided by 0.9775 and 0.9775)(1)	$20.23	$22.54	$—	$—

The accompanying notes are an integral part of these financial statements.

56

PERFORMANCE TRUST FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025(Continued)

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
Class C
Net assets	$57,841,492	$—	$—	$—
Shares issued and outstanding(a)	2,937,800	—	—	—
Net asset value per share	$19.69	$—	$—	$—
Institutional Class
Net assets	$9,591,374,594	$622,880,012	$351,856,726	$—
Shares issued and outstanding(a)	485,482,207	28,336,138	38,774,857	—
Net asset value per share	$19.76	$21.98	$9.07	$—
Cost:
Investments, at cost	$10,009,078,724	$652,007,279	$347,967,293	$18,724,673

(a)	Unlimited shares authorized with par value of $0.001.
(1)	Reflects a maximum sales charge of 2.25%.
The accompanying notes are an integral part of these financial statements.

57

PERFORMANCE TRUST FUNDS
Statements of Operations
For the Year Ended August 31, 2025

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$2,930,183	$1,433,075	$267,509	$13,257
Dividend income from affiliated securities	28,425	—	—	—
Interest income	478,937,818	29,106,846	14,652,084	930,079
Total investment income	481,896,426	30,539,921	14,919,593	943,336
EXPENSES:
Investment advisory fee	53,946,286	2,820,402	1,848,178	100,617
Sub-transfer agent fees	7,864,744	—	—	—
Fund administration and accounting fees	2,666,582	242,537	117,309	—
Transfer agent fees	859,097	68,064	30,192	—
Federal and state registration fees	644,381	61,661	75,942	—
Reports to shareholders	585,430	25,749	20,258	—
Distribution expenses - Class C	416,953	—	—	—
Custodian fees	377,748	31,420	11,098	—
Shareholder service costs - Class C	138,984	—	—	—
Distribution expenses - Class A	113,411	43,713	—	—
Legal fees	64,227	19,826	16,953	—
Audit fees	45,305	23,858	23,247	—
Trustees’ fees	29,182	29,199	29,199	—
Compliance fees	16,114	16,115	16,115	—
Interest expense	79	—	11,397	—
Other expenses and fees	71,933	15,217	10,211	—
Total expenses	67,840,456	3,397,761	2,210,099	100,617
Plus: Expense recoupment by Adviser (Note 4)	—	—	94,836	—
Less: Expense reimbursement by Adviser (Note 4)	—	—	(6,356)	—
Net expenses	67,840,456	3,397,761	2,298,579	100,617
NET INVESTMENT INCOME	414,055,970	27,142,160	12,621,014	842,719
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(49,040,335)	(4,566,374)	97,600	24,016
Investments in affiliated securities	2,068	—	—	—
Net realized gain (loss)	(49,038,267)	(4,566,374)	97,600	24,016
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(92,323,500)	(33,527,617)	1,374,569	(16,108)
Investments in affiliated securities	(2,600)	—	—	—
Net change in unrealized appreciation (depreciation)	(92,326,100)	(33,527,617)	1,374,569	(16,108)
Net realized and unrealized gain (loss)	(141,364,367)	(38,093,991)	1,472,169	7,908
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$272,691,603	$(10,951,831)	$14,093,183	$850,627

The accompanying notes are an integral part of these financial statements.

58

PERFORMANCE TRUST FUNDS
Statements of Changes in Net Assets

	Performance Trust Total Return Bond Fund		Performance Trust Municipal Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$414,055,970	$295,100,767	$27,142,160	$25,438,246
Net realized gain (loss)	(49,038,267)	(191,084,206)	(4,566,374)	(8,530,162)
Net change in unrealized appreciation (depreciation)	(92,326,100)	505,344,252	(33,527,617)	36,643,805
Net increase (decrease) in net assets from operations	272,691,603	609,360,813	(10,951,831)	53,551,889
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(1,905,036)	(1,316,452)	(604,417)	(1,079,218)
From earnings - Class C	(1,927,687)	(1,593,320)	—	—
From earnings - Institutional Class	(406,691,020)	(290,301,547)	(26,542,883)	(24,385,730)
Total distributions to shareholders	(410,523,743)	(293,211,319)	(27,147,300)	(25,464,948)
CAPITAL TRANSACTIONS:
Shares sold - Class A	26,787,505	19,783,554	3,184,177	17,475,083
Shares issued in reinvestment of distributions - Class A	1,843,483	1,268,006	562,889	1,032,054
Shares redeemed - Class A	(18,997,704)	(13,436,801)	(7,215,166)	(34,287,043)
Shares sold - Class C	16,929,182	17,996,780	—	—
Shares issued in reinvestment of distributions - Class C	1,919,831	1,585,632	—	—
Shares redeemed - Class C	(11,700,919)	(12,342,818)	—	—
Shares sold - Institutional Class	3,793,848,833	3,566,155,574	266,299,948	333,841,958
Shares issued in reinvestment of distributions - Institutional Class	363,574,050	252,281,268	23,903,803	21,502,857
Shares redeemed - Institutional Class	(2,392,232,125)	(1,880,613,477)	(336,911,708)	(263,739,709)
Net increase (decrease) in net assets from capital transactions	1,781,972,136	1,952,677,718	(50,176,057)	75,825,200
Net increase (decrease) in net assets	1,644,139,996	2,268,827,212	(88,275,188)	103,912,141
NET ASSETS:
Beginning of the year	8,052,332,259	5,783,505,047	726,757,400	622,845,259
End of the year	$9,696,472,255	$8,052,332,259	$638,482,212	$726,757,400

The accompanying notes are an integral part of these financial statements.

59

PERFORMANCE TRUST FUNDS
Statements of Changes in Net Assets(Continued)

	Performance Trust Total Return Bond Fund		Performance Trust Municipal Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
SHARES TRANSACTIONS
Shares sold - Class A	1,353,955	1,013,823	140,444	768,198
Shares issued in reinvestment of distributions - Class A	93,699	65,410	25,002	45,732
Shares redeemed - Class A	(964,494)	(692,395)	(317,981)	(1,521,594)
Shares sold - Class C	858,019	929,405	—	—
Shares issued in reinvestment of distributions - Class C	97,923	82,114	—	—
Shares redeemed - Class C	(592,483)	(636,173)	—	—
Shares sold - Institutional Class	191,989,396	183,406,541	11,839,300	14,756,272
Shares issued in reinvestment of distributions - Institutional Class	18,492,334	13,008,865	1,063,516	951,165
Shares redeemed - Institutional Class	(121,551,478)	(97,636,980)	(15,083,007)	(11,865,084)
Total increase (decrease) in shares outstanding	89,776,871	99,540,610	(2,332,726)	3,134,689

The accompanying notes are an integral part of these financial statements.

60

PERFORMANCE TRUST FUNDS
Statements of Changes in Net Assets(Continued)

	Performance Trust Multisector Bond Fund		Performance Trust Short Term Bond ETF
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$12,621,014	$6,284,419	$842,719	$241,886
Net realized gain (loss)	97,600	222,773	24,016	(3,814)
Net change in unrealized appreciation (depreciation)	1,374,569	6,835,278	(16,108)	120,874
Net increase (decrease) in net assets from operations	14,093,183	13,342,470	850,627	358,946
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(825,833)	(202,825)
From earnings - Institutional Class	(12,116,405)	(6,245,595)	—	—
Total distributions to shareholders	(12,116,405)	(6,245,595)	(825,833)	(202,825)
CAPITAL TRANSACTIONS:
Shares sold	—	—	7,587,508	12,502,750
Shares redeemed	—	—	(1,008,204)	—
ETF transaction fees (See Note 9)	—	—	6,070	6,002
Shares sold - Institutional Class	244,638,994	51,101,277	—	—
Shares issued in reinvestment of distributions - Institutional Class	11,564,010	6,135,817	—	—
Shares redeemed - Institutional Class	(42,463,926)	(17,663,001)	—	—
Net increase (decrease) in net assets from capital transactions	213,739,078	39,574,093	6,585,374	12,508,752
Net increase (decrease) in net assets	215,715,856	46,670,968	6,610,168	12,664,873
NET ASSETS:
Beginning of the period	136,140,870	89,469,902	12,664,873	—
End of the period	$ 351,856,726	$136,140,870	$ 19,275,041	$12,664,873
SHARES TRANSACTIONS
Shares sold	—	—	300,000	500,000
Shares redeemed	—	—	(40,000)	—
Shares sold - Institutional Class	27,162,001	5,806,759	—	—
Shares issued in reinvestment of distributions - Institutional Class	1,289,859	706,606	—	—
Shares redeemed - Institutional Class	(4,722,153)	(2,031,483)	—	—
Total increase in shares outstanding	23,729,707	4,481,882	260,000	500,000

(a)	Inception date of the Fund was April 8, 2024 and investment operations commenced on April 9, 2024.
The accompanying notes are an integral part of these financial statements.

61

PERFORMANCE TRUST TOTAL RETURN BOND FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended August 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$20.08	$19.18	$19.89	$23.18	$22.99
INVESTMENT OPERATIONS:
Net investment income(a)	0.86	0.82	0.70	0.67	0.72
Net realized and unrealized gain (loss) on investments(b)	(0.33)	0.90	(0.70)	(3.23)	0.24
Total from investment operations	0.53	1.72	—	(2.56)	0.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(0.82)	(0.71)	(0.65)	(0.77)
Net realized gains	—	—	—	(0.08)	—
Total distributions	(0.83)	(0.82)	(0.71)	(0.73)	(0.77)
Net asset value, end of year	$19.78	$20.08	$19.18	$19.89	$23.18
Total return	2.74%	9.19%	0.05%	−11.26%	4.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$47,256	$38,273	$29,145	$32,476	$32,802
Ratio of expenses to average net assets	1.00%	1.01%	1.01%	1.00%	1.01%
Ratio of interest and borrowing expense to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	4.36%	4.21%	3.63%	3.12%	3.12%
Portfolio turnover rate	29%	34%	36%	53%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

62

Performance Trust Total Return Bond Fund
Financial Highlights
Class C

	Year Ended August 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$19.99	$19.11	$19.81	$23.10	$22.92
INVESTMENT OPERATIONS:
Net investment income(a)	0.71	0.67	0.56	0.52	0.55
Net realized and unrealized gain (loss) on investments(b)	(0.33)	0.88	(0.69)	(3.23)	0.24
Total from investment operations	0.38	1.55	(0.13)	(2.71)	0.79
LESS DISTRIBUTIONS FROM:
Net investment income	(0.68)	(0.67)	(0.57)	(0.50)	(0.61)
Net realized gains	—	—	—	(0.08)	—
Total distributions	(0.68)	(0.67)	(0.57)	(0.58)	(0.61)
Net asset value, end of year	$19.69	$19.99	$19.11	$19.81	$23.10
Total return	1.98%	8.31%	−0.65%	−11.92%	3.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$57,841	$51,463	$42,012	$47,081	$56,625
Ratio of expenses to average net assets	1.75%	1.76%	1.76%	1.75%	1.76%
Ratio of net investment income (loss) to average net assets	3.61%	3.46%	2.88%	2.33%	2.37%
Portfolio turnover rate	29%	34%	36%	53%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

63

Performance Trust Total Return Bond Fund
Financial Highlights
Institutional Class

	Year Ended August 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$20.08	$19.18	$19.89	$23.17	$22.99
INVESTMENT OPERATIONS:
Net investment income(a)	0.91	0.86	0.75	0.72	0.78
Net realized and unrealized gain (loss) on investments(b)	(0.33)	0.90	(0.70)	(3.22)	0.23
Total from investment operations	0.58	1.76	0.05	(2.50)	1.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.90)	(0.86)	(0.76)	(0.70)	(0.83)
Net realized gains	—	—	—	(0.08)	—
Total distributions	(0.90)	(0.86)	(0.76)	(0.78)	(0.83)
Net asset value, end of year	$19.76	$20.08	$19.18	$19.89	$23.17
Total return	3.01%	9.45%	0.30%	−11.00%	4.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$9,591,375	$7,962,596	$5,712,347	$5,466,750	$6,327,797
Ratio of expenses to average net assets	0.75%	0.76%	0.76%	0.75%	0.76%
Ratio of net investment income (loss) to average net assets	4.61%	4.46%	3.90%	3.34%	3.39%
Portfolio turnover rate	29%	34%	36%	53%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

64

Performance Trust Municipal Bond Fund
Financial Highlights
Class A

	Year Ended August 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$23.18	$22.07	$22.67	$25.96	$25.54
INVESTMENT OPERATIONS:
Net investment income(a)	0.81	0.80	0.76	0.44	0.42
Net realized and unrealized gain (loss) on investments(b)	(1.17)	1.11	(0.62)	(3.31)	0.61
Total from investment operations	(0.36)	1.91	0.14	(2.87)	1.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.78)	(0.80)	(0.74)	(0.42)	(0.50)
Net realized gains	—	—	—	—	(0.04)
Return of capital	—	—	—	—	(0.07)
Total distributions	(0.78)	(0.80)	(0.74)	(0.42)	(0.61)
Net asset value, end of year	$22.04	$23.18	$22.07	$22.67	$25.96
Total return	−1.56%	8.84%	0.62%	−11.17%	4.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$15,602	$19,950	$34,611	$45,843	$55,918
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.73%	0.74%	0.74%	0.73%	0.74%
After expense reimbursement/recoupment	0.73%	0.74%	0.74%	0.73%	0.77%
Ratio of net investment income (loss) to average net assets	3.60%	3.56%	3.39%	1.78%	1.64%
Portfolio turnover rate	62%	60%	68%	82%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

65

Performance Trust Municipal Bond Fund
Financial Highlights
Institutional Class

	Year Ended August 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$23.16	$22.05	$22.65	$25.94	$25.52
INVESTMENT OPERATIONS:
Net investment income(a)	0.87	0.86	0.82	0.50	0.49
Net realized and unrealized gain (loss) on investments(b)	(1.18)	1.12	(0.62)	(3.31)	0.61
Total from investment operations	(0.31)	1.98	0.20	(2.81)	1.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.87)	(0.87)	(0.80)	(0.48)	(0.58)
Net realized gains	—	—	—	—	(0.04)
Return of capital	—	—	—	—	(0.06)
Total distributions	(0.87)	(0.87)	(0.80)	(0.48)	(0.68)
Net asset value, end of year	$21.98	$23.16	$22.05	$22.65	$25.94
Total return	−1.34%	9.14%	0.88%	−10.96%	4.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$622,880	$706,807	$588,234	$670,095	$818,825
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.48%	0.50%	0.49%	0.48%	0.49%
After expense reimbursement/recoupment	0.48%	0.50%	0.49%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets	3.86%	3.81%	3.65%	2.02%	1.91%
Portfolio turnover rate	62%	60%	68%	82%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

66

Performance Trust Multisector Bond Fund
Financial Highlights
Institutional Class

	Year Ended August 31,				Period Ended August 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$9.05	$8.47	$8.72	$10.07	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.49	0.52	0.51	0.38	0.39
Net realized and unrealized gain (loss) on investments(c)	0.01	0.58	(0.25)	(1.33)	0.01
Total from investment operations	0.50	1.10	0.26	(0.95)	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	(0.52)	(0.51)	(0.39)	(0.33)
Net realized gains	—	—	—	(0.01)	—
Total distributions	(0.48)	(0.52)	(0.51)	(0.40)	(0.33)
Net asset value, end of period	$9.07	$9.05	$8.47	$8.72	$10.07
Total return(d)	5.66%	13.49%	3.12%	−9.66%	4.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$351,857	$136,141	$89,470	$82,015	$13,025
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.96%	1.03%	1.06%	1.19%	2.47%
After expense reimbursement/ recoupment(e)	0.99%	1.01%	0.99%	0.99%	0.99%
Ratio of interest and borrowing expense to average net assets(e)	0.00%(f)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	5.46%	6.00%	5.98%	4.18%	5.82%
Portfolio turnover rate(d)	22%	40%	74%	60%	109%

(a)	The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

67

Performance Trust Short Term Bond ETF
Financial Highlights

	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.33	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.37	0.58
Net realized and unrealized gain (loss) on investments(c)	0.01	0.20
Total from investment operations	1.38	0.78
LESS DISTRIBUTIONS FROM:
Net investment income	(1.34)	(0.45)
Net realized gains	(0.02)	—
Total distributions	(1.36)	(0.45)
ETF transaction fees per share	0.01	—
Net asset value, end of period	$25.36	$25.33
Total return(d)	5.64%	3.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,275	$12,665
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	5.44%	5.80%
Portfolio turnover rate(d)(f)	44%	13%

(a)	The inception date for the Fund was April 8, 2024 and investment operations commenced April 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

68

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Funds (the “Funds”) are comprised of the Performance Trust Total Return Bond Fund (the “Total Return Bond Fund”), the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), the Performance Trust Multisector Bond Fund (the “Multisector Bond Fund”) (collectively, the “Mutual Funds”), and the Performance Trust Short Term Bond ETF (the “Short Term Bond ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Total Return Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The investment objective of the Multisector Bond Fund is to achieve long-term investment returns primarily by investing in a portfolio of income producing securities that may have the potential for capital appreciation. The investment objective of the Short Term Bond ETF is to seek total return from income and preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Institutional Class shares of the Total Return Bond Fund commenced investment operations on September 1, 2010. The Class A and Class C shares of the Total Return Bond Fund commenced investment operations on January 2, 2019. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional Class and Class A shares, respectively. The Institutional Class shares of the Multisector Bond Fund commenced investment operations on January 4, 2021. The Short Term Bond ETF commenced investment operations April 9, 2024. Effective January 2, 2019, the Retail Class shares of the Municipal Bond Fund were redesignated as Class A shares. Class A shares are subject to an initial maximum sales charge of 2.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Mutual Funds’ current prospectus. Class A shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Class C shares are subject to a 1.00% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (DBA: PTAM) (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the

69

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held, or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2025:

Performance Trust Total Return Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,247,036,201	$—	$2,247,036,201
Corporate Bonds	—	1,855,724,086	—	1,855,724,086
Non-Agency Commercial Mortgage Backed Securities	—	1,471,278,829	—	1,471,278,829
U.S. Treasury Securities	—	1,204,598,022	—	1,204,598,022
Collateralized Loan Obligations	—	970,135,499	—	970,135,499
Asset-Backed Securities	—	717,712,239	—	717,712,239

70

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Performance Trust Total Return Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Agency Commercial Mortgage Backed Securities	$—	$498,351,097	$—	$498,351,097
Non-Agency Residential Mortgage Backed Securities	—	456,065,347	—	456,065,347
Agency Residential Mortgage-Backed Securities	—	164,426,921	—	164,426,921
Preferred Stocks	5,032,000	—	—	5,032,000
Money Market Funds	105,893,847	—	—	105,893,847
Total Investments	$110,925,847	$9,585,328,241	$—	$9,696,254,088

Refer to the Schedule of Investments for further disaggregation of investment categories.
Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$562,059,470	$—	$562,059,470
Agency Commercial Mortgage Backed Securities	—	40,566,938	—	40,566,938
Non-Agency Commercial Mortgage Backed Securities	—	11,467,340	—	11,467,340
Money Market Funds	24,914,465	—	—	24,914,465
Total Investments	$24,914,465	$614,093,748	$—	$639,008,213

Refer to the Schedule of Investments for further disaggregation of investment categories.
Performance Trust Multisector Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$140,006,987	$—	$140,006,987
Non-Agency Commercial Mortgage Backed Securities	—	58,348,820	—	58,348,820
Collateralized Loan Obligations	—	54,269,801	—	54,269,801
Municipal Bonds	—	30,009,543	—	30,009,543
U.S. Treasury Securities	—	28,607,153	—	28,607,153
Asset-Backed Securities	—	11,467,958	—	11,467,958
Non-Agency Residential Mortgage Backed Securities	—	10,378,710	—	10,378,710
Agency Commercial Mortgage Backed Securities	—	6,859,470	—	6,859,470
Preferred Stocks	1,006,400	—	—	1,006,400
Money Market Funds	11,269,172	—	—	11,269,172
Total Investments	$12,275,572	$339,948,442	$—	$352,224,014

Refer to the Schedule of Investments for further disaggregation of investment categories

71

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Performance Trust Short Term Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Commercial Mortgage Backed Securities	$—	$4,843,678	$—	$4,843,678
Corporate Bonds	—	3,496,470	—	3,496,470
Collateralized Loan Obligations	—	3,468,540	—	3,468,540
Asset-Backed Securities	—	2,593,668	—	2,593,668
Agency Commercial Mortgage Backed Securities	—	1,582,857	—	1,582,857
U.S. Treasury Securities	—	1,008,635	—	1,008,635
Municipal Bonds	—	579,141	—	579,141
Non-Agency Residential Mortgage Backed Securities	—	232,015	—	232,015
U.S. Treasury Bills	—	983,966	—	983,966
Money Market Funds	40,469	—	—	40,469
Total Investments	$40,469	$18,788,970	$—	$18,829,439

Refer to the Schedule of Investments for further disaggregation of investment categories.
The Funds did not hold any Level 3 securities during the year ended August 31, 2025.
The Funds did not hold any financial derivative instruments during the year ended August 31, 2025.
B.
Short Positions – The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. As of August 31, 2025, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

C.
Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided. As of and during the year ended August 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2022.

D.
Distributions to Shareholders – The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax

72

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
requirements. Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains, and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
E.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation – The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Total Return Bond Fund and the Municipal Bond Fund charged a 2.00% redemption fee on shares redeemed within sixty days of purchase through December 28, 2019. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Effective December 29, 2019, the Total Return Bond Fund and the Municipal Bond Fund eliminated the redemption fees.

G.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Class A shares of the Total Return Bond Fund and the Municipal Bond Fund and 0.75% of average daily net assets of the Class C shares of the Total Return Bond Fund. Shareholder servicing fees are expensed at 0.25% of average daily net assets of Class C shares of the Total Return Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

H.
Other – Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on an identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts, premiums, and interest-only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

3. FEDERAL TAX MATTERS
The tax character of distributions paid during the year ended August 31, 2025, and the year ended August 31, 2024, was as follows:
Performance Trust Total Return Bond Fund

	Year Ended August 31,
	2025	2024
Ordinary Income	$410,523,743	$293,211,319
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total Distributions Paid	$410,523,743	$293,211,319

73

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Performance Trust Municipal Bond Fund

	Year Ended August 31,
	2025	2024
Ordinary Income.	$2,755,340	$2,924,724
Tax-Exempt Income	24,391,960	22,540,224
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total Distributions Paid	$27,147,300	$25,464,948

Performance Trust Multisector Bond Fund

	Year Ended August 31,
	2025	2024
Ordinary Income	$12,116,405	$6,245,595
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total Distributions Paid	$12,116,405	$6,245,595

Performance Trust Short Term Bond ETF

	Year Ended August 31,
	2025	2024
Ordinary Income(1)	$825,833	$202,825
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total Distributions Paid	$825,833	$202,825

(1)	Ordinary income includes short-term capital gains.
As of August 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
Performance Trust Total Return Bond Fund

Cost basis of investments for federal income tax purposes	$10,016,014,352
Gross tax unrealized appreciation	$116,061,637
Gross tax unrealized depreciation.	(435,821,901)
Net tax unrealized depreciation	(319,760,264)
Undistributed ordinary income.	25,520,077
Undistributed long-term capital gain	—
Total distributable earnings.	25,520,077
Other accumulated losses	(612,339,559)
Total accumulated loss	$ (906,579,746)

74

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Performance Trust Municipal Bond Fund

Cost basis of investments for federal income tax purposes	$ 652,015,815
Gross tax unrealized appreciation.	$4,729,590
Gross tax unrealized depreciation.	(17,848,564)
Net tax unrealized depreciation	(13,118,974)
Undistributed ordinary income.	1,214,486
Undistributed long-term capital gain	—
Total distributable earnings.	1,214,486
Other accumulated losses	(99,174,291)
Total accumulated loss	$(111,078,779)

Performance Trust Multisector Bond Fund

Cost basis of investments for federal income tax purposes	$347,967,293
Gross tax unrealized appreciation.	$7,668,788
Gross tax unrealized depreciation.	(3,412,067)
Net tax unrealized appreciation	4,256,721
Undistributed ordinary income.	965,131
Undistributed long-term capital gain	—
Total distributable earnings.	965,131
Other accumulated losses	(3,753,126)
Total accumulated loss	$1,468,726

Performance Trust Short Term Bond ETF

Cost basis of investments for federal income tax purposes	$18,724,673
Gross tax unrealized appreciation.	$174,132
Gross tax unrealized depreciation.	(69,366)
Net tax unrealized appreciation	104,766
Undistributed ordinary income.	70,704
Undistributed long-term capital gain	14,514
Total distributable earnings.	85,218
Other accumulated losses	(9,069)
Total accumulated gains	$180,915

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale and amortization adjustments.

75

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
At August 31, 2025, the Funds had capital loss carryovers as follows:

	Short Term	Long Term	Total
Total Return Bond Fund	$221,394,395	$390,945,164	$612,339,559
Municipal Bond Fund.	54,346,943	44,827,348	99,174,291
Multisector Bond Fund.	1,352,776	2,400,350	3,753,126
Short Term Bond ETF.	—	—	—

During fiscal year ended August 31, 2025, the Funds utilized capital losses as follows:

Capital Loss Carryforwards Utilized
Total Return Bond Fund	$—
Municipal Bond Fund	—
Multisector Bond Fund	—
Short Term Bond ETF	4,639

As of August 31, 2025, the following Funds deferred, on a tax basis, a late-year ordinary loss as follows:

Total Return Bond Fund	$—
Municipal Bond Fund	—
Multisector Bond Fund	—
Short Term Bond ETF	9,069

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended August 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings	Paid-in Capital
Total Return Bond Fund	$—	$—
Municipal Bond Fund	—	—
Multisector Bond Fund	—	—
Short Term Bond ETF	—	—

4. INVESTMENT ADVISER
The Trust has entered into an investment advisory agreement (the “Mutual Funds Agreement”) with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of the Mutual Funds Agreement, the Mutual Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Total Return Bond Fund, 0.40% for the Municipal Bond Fund and 0.80% for the Multisector Bond Fund of the respective Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the total annual Fund operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95%, 0.55%, and 0.99% (the “Expense Limitation Cap”) of the average daily net assets of the Total Return Bond Fund, Municipal Bond Fund, and Multisector Bond Fund, respectively. The Expense Limitation Cap is in place at least through December 29, 2026 for each Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser

76

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.
The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Total Return Bond Fund	Municipal Bond Fund	Multisector Bond Fund
August 31, 2026.	$ —	$ —	$44,373
August 31, 2027.	$—	$—	$26,576
August 31, 2028.	$—	$—	$6,356

In addition, the Trust, on behalf of the Short Term Bond ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Short Term Bond ETF. Pursuant to the ETF Agreement, the Short Term Bond ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Short Term Bond ETF’s average daily net assets. The Adviser has agreed to pay all expenses of the Short Term Bond ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Short Term Bond ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
5. DISTRIBUTION AGREEMENT
ALPS Distributors, Inc. (the “Distributor”) serves as the Mutual Funds’ distributor pursuant to a Distribution Agreement and the Short Term Bond ETF’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Short Term Bond ETF. With respect to the Short Term Bond ETF, the Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
6. DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Total Return Bond Fund and the Municipal Bond Fund, which authorizes the Funds to pay a distribution fee of 0.25% of each Fund’s average daily net assets of Class A shares and 0.75% of the Total Return Bond Fund’s average daily net assets for Class C shares, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of the Total Return Bond Fund’s average daily net assets of Class C shares for shareholder servicing, as applicable. During the year ended August 31, 2025, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

	12b-1 Fees	Shareholder Servicing Fees
Total Return Bond Fund
Class A.	$113,411	N/A
Class C.	$416,953	$138,984
Municipal Bond Fund
Class A	$43,713	N/A

7. RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. Fund Services performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the

77

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. August 31, 2025, and owed as of August 31, 2025 are included in the Statements of Operations and Statements of Assets & Liabilities. Under the terms of the ETF Agreement, the Adviser pays the Short Term Bond ETF’s administrative, custody, transfer agency, accounting, and Chief Compliance Officer fees.
The Funds each have a line of credit with US Bank (see Note 12).
Certain officers of the Funds are also employees of Fund Services. During the year ended August 31, 2025, a Trustee of the Trust was affiliated with Fund Services and US Bank.
8. TRANSACTIONS WITH AFFILIATES
The following is a summary of transactions during the year ended August 31, 2025, in which the issuer was an affiliate of the Total Return Bond Fund as defined in Section (2)(a)(3) of the 1940 Act.

Security Name	Share Balance 8/31/25	Fair Value at 9/1/2024	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Depreciation	Fair Value at 8/31/25	Dividend income(1)
Performance Trust Short Term Bond ETF	0	$1,014,200	$ —	$1,013,669	$2,068	$(2,600)	$0	$28,425

(1)	Dividend income and realized gain amounts are reported for the year in which the security was deemed an affiliate.
The Total Return Bond Fund is not paying the advisory fees attributable to its investment in shares of the Short Term Bond ETF as the Adviser is paid an advisory fee from the Short Term Bond ETF. For the year ended August 31, 2025, the Total Return Bond Fund waived investment advisory fees of $3,224 attributable to its investment in shares of the Short Term Bond ETF as the Adviser is paid an investment advisory fee from the Short Term Bond ETF.
9. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Short Term Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Short Term Bond ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Short Term Bond ETF will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Short Term Bond ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Short Term Bond ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Short Term Bond ETF is $500. An additional variable fee

78

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
of up to a maximum of 3% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The Short Term Bond ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Short Term Bond ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Short Term Bond ETF will be issued to such authorized participant notwithstanding the fact that the Short Term Bond ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Short Term Bond ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Short Term Bond ETF for losses, if any.
10. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Funds during the year ended August 31, 2025, are summarized below.

	Total Return Bond Fund	Municipal Bond Fund	Multisector Bond Fund	Short Term Bond ETF
Purchases
U.S Government	$805,052,776	$—	$22,638,540	$974,086
Other	3,899,243,055	405,355,419	238,967,615	12,413,907
Sales
U.S Government	$626,281,653	$—	$1,822,581	$640,145
Other	1,976,653,350	441,817,357	48,404,383	5,754,186

11. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At August 31, 2025, Morgan Stanley Smith Barney, LLC for the benefit of its customers, held 56.42% of the Total Return Bond Fund’s outstanding Class A shares. At August 31, 2025, Morgan Stanley Smith Barney, LLC, for the benefit of its customers, held 55.53% of the Total Return Bond Fund’s outstanding Class C shares. At August 31, 2025, Charles Schwab & Company, Inc., for the benefit of its customers, held 31.22% of the Total Return Bond Fund’s outstanding Institutional Class shares. At August 31, 2025, Charles Schwab & Company, Inc., and Raymond James, for the benefit of its customers, held 33.58% and 27.05%, respectively, of the Municipal Bond Fund’s outstanding Class A shares. At August 31, 2025, Charles Schwab & Company, Inc., and Raymond James, for the benefit of its customers, held 26.97% and 26.87%, respectively, of the Municipal Bond Fund’s outstanding Institutional Class shares. At August 31, 2025, Charles Schwab & Company, Inc., for the benefit of its customers, held 34.45% of the Multisector Bond Fund’s outstanding Institutional Class shares.
12. LINE OF CREDIT
At August 31, 2025, the Total Return Bond Fund and the Municipal Bond Fund, each had an unsecured line of credit which matures on August 1, 2026 with a maximum borrowing equal to the lesser of $250,000,000 and $35,000,000, respectively, or 20% and 33.33%, respectively, of the total market value of unencumbered assets of each Fund. At August 31, 2025, the Multisector Bond Fund and Short Term Bond ETF each had a secured line of credit which matures on August 1, 2026 with a maximum borrowing equal to the lesser of $11,000,000 and $2,000,000, respectively, or 20% of the total market value of unencumbered assets of each Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was scheduled to be incurred at the bank’s prime rate (7.50% as of August 31, 2025). The following table provides information regarding usage of the line of credit for the Funds for the year ended August 31, 2025. The Funds did not have any outstanding balances on the lines of credit at August 31, 2025.

79

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)

	Days Utilized	Average Amount of Borrowing	Average Borrowing Rate	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Total Return Bond Fund	1	$381,000	7.50%	$79	$381,000	8/14/2025

* Interest expense is reported on the Statements of Operations.
13. PRINCIPAL RISKS OF THE FUNDS
As with all investment companies, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to its principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective as applicable. A description of the principal risks of each Fund is included in the applicable prospectus under the heading “Principal Risks.”
14. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of a Fund.
15. SUBSEQUENT EVENTS
The Short Term Bond ETF paid a distribution as follows:

Record Date	Ex-Date	Reinvestment/ Payable Date	Ordinary Income Rate	Ordinary Distribution Paid
9/15/2025	9/15/2025	9/16/2025	0.12939608	$98,341

On September 16, 2025, the following Funds declared and paid distributions from ordinary income to shareholders of record as of September 15, 2025, as follows:

Ordinary Income
Total Return Bond Fund
Institutional Class	$45,484,597
Class A	215,097
Class C	226,611
Municipal Bond Fund
Institutional Class	$2,291,817
Class A	52,374
Multisector Bond Fund
Institutional Class	$1,845,173

The Short Term Bond ETF paid a distribution as follows:

Record Date	Ex-Date	Reinvestment/ Payable Date	Ordinary Income Rate	Ordinary Distribution Paid
10/15/2025	10/15/2025	10/16/2025	0.10171961	$120,029

80

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
On October 16, 2025, the following Funds declared and paid distributions from ordinary income to shareholders of record as of October 15, 2025, as follows:

Ordinary Income
Total Return Bond Fund
Institutional Class	$40,665,497
Class A	$192,670
Class C	$194,618
Municipal Bond Fund
Institutional Class	$2,173,500
Class A	$46,461
Multisector Bond Fund
Institutional Class	$1,687,562

The Funds have evaluated events and transactions that have occurred subsequent to August 31, 2025, through the date the financial statements were issued and determined there were no other subsequent events that would require disclosure in the financial statements.
16. NEW ACCOUNTING PRONOUCEMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Funds’ portfolio managers as listed in the most recent prospectus, and the Advisor’s Chief Financial Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financials highlights.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

81

PERFORMANCE TRUST FUNDS
Report of Independent Registered Public Accounting Firm
To the Shareholders of Performance Trust Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Performance Trust Funds comprising the funds listed below (the “Funds”), each a series of Trust for Professional Managers as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Performance Trust Total Return Bond Fund and Performance Trust Municipal Bond Fund	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
Performance Trust Multisector Bond Fund	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and for the period from January 4, 2021 (commencement of operations) through August 31, 2021
Performance Trust Short Term Bond ETF	For the year ended August 31, 2025	For the year ended August 31, 2025, and for the period from April 9, 2024 (commencement of operations) through August 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2025

82

PERFORMANCE TRUST FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Item 7(a) for remuneration paid by the Performance Trust Mutual Funds. For the Performance Trust Short Term Bond ETF, all fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
This information is included within the financial statements filed under Item 7(a)
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 27, 2025 to consider the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), the Performance Trust Total Return Bond Fund (the “Total Return Bond Fund”) and the Performance Trust Multisector Bond Fund (the “Multisector Fund”) and to consider the renewal of the Investment Advisory Agreement between the Trust on behalf of the Performance Trust Short Term Bond ETF (the “Short Term Bond ETF”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and PT Asset Management, LLC, the Funds’ investment adviser (the “Adviser”). Each Investment Advisory Agreement is herein referred to as an “Advisory Agreement,” and together, the “Advisory Agreements.” The Trustees also met at a prior meeting held on June 18, 2025 (the “June 18, 2025 meeting”) to review materials related to the renewal of the Advisory Agreements. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreements, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Advisory Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of each Advisory Agreement for an additional one-year term ending August 31, 2026.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of each Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented

83

PERFORMANCE TRUST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
by the Adviser, as well as the qualifications, experience and responsibilities of G. Michael Plaiss, co-portfolio manager for each of the Funds, Anthony J. Harris, co-portfolio manager for the Performance Trust Total Return Bond Fund, the Performance Trust Multisector Fund and the Performance Trust Short Term Bond ETF, Mark Peiler, co-portfolio manager for the Performance Trust Total Return Bond Fund, Performance Trust Municipal Bond Fund and Performance Trust Short Term Bond ETF, and Lars Anderson, co-portfolio manager for the Performance Trust Total Return Bond Fund, Performance Trust Multisector Bond Fund and Performance Trust Short Term Bond ETF, and Michael Isroff, co-portfolio manager for the Performance Trust Total Return Bond Fund, Performance Trust Multisector Bond Fund and Performance Trust Short Term Bond ETF, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the Funds. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under each applicable Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the Performance Trust Short Term Bond ETF (net asset value returns), and the performance of the Institutional Class shares of each of the Performance Trust Total Return Bond Fund, Performance Trust Municipal Bond Fund and Performance Trust Multisector Bond Fund for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2025, as applicable. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of each Fund on both an absolute basis and in comparison to each Fund’s primary benchmark index (the Bloomberg U.S. Aggregate Bond Index for both the Performance Trust Total Return Bond Fund and Performance Trust Multisector Bond Fund, the Bloomberg Municipal Bond Index for the Performance Trust Municipal Bond Fund, and the Bloomberg U.S. Aggregate 1-3 Year Index for the Performance Trust Short Term Bond ETF) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. open-end intermediate core-plus bond and intermediate core bond funds for the Performance Trust Total Return Bond Fund, a peer group of U.S. open-end multisector bond and intermediate core-plus bond funds for the Performance Trust Multisector Bond Fund, a peer group of U.S. open-end municipal national long-term bond funds for the Performance Trust Municipal Bond Fund, and a peer group of U.S. open-end short-term bond and multisector bond funds for the Performance Trust Short Term Bond ETF) (each, a “Barrington Cohort”). The Trustees noted the Adviser’s representation that it does not calculate composite performance for its separately-managed accounts and as such the Adviser could not provide composite performance information for those accounts.
The Trustees reviewed performance information for the Performance Trust Short Term Bond ETF for the one-year period ended June 30, 2025 and noted the Performance Trust Short Term Bond ETF was within the range of the Barrington Cohort. The Trustees noted that for the quarter and since inception periods ended March 31, 2025, the Performance Trust Short Term Bond ETF outperformed the Bloomberg U.S. Aggregate 1-3 Year Index.
The Trustees noted that for each of the three-year, five-year and ten-year periods ended March 31, 2025, the performance of the Institutional Class shares of the Performance Trust Total Return Bond Fund was above the Barrington Cohort average. The Trustees next noted that for the one-year period ended March 31, 2025, the performance of the Institutional Class shares of the Performance Trust Total Return Bond Fund was below the Barrington Cohort average. The Trustees noted that for the one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2025, the Performance Trust Total Return Bond Fund’s Institutional Class shares had outperformed the

84

PERFORMANCE TRUST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Bloomberg U.S. Aggregate Bond Index. The Trustees then noted that for the quarter ended March 31, 2025, the Performance Trust Total Return Bond Fund’s Institutional Class shares had underperformed the Bloomberg U.S. Aggregate Bond Index.
The Trustees noted that for each of the one-year, three-year, and five-year periods ended March 31, 2025, the performance of the Institutional Class shares of the Performance Trust Municipal Bond Fund was below the Barrington Cohort average. The Trustees next noted that for the ten-year period ended March 31, 2025, the performance of the Institutional Class shares of the Performance Trust Municipal Bond Fund was above the Barrington Cohort average. The Trustees noted that for the quarter, one-year, three-year, and five-year periods ended March 31, 2025, the Institutional Class shares of the Performance Trust Municipal Bond Fund had underperformed the Bloomberg Municipal Bond Index. The Trustees then noted that for the ten-year and since inception periods ended March 31, 2025, the Performance Trust Municipal Bond Fund Institutional Class shares had outperformed the Bloomberg Municipal Bond Index.
The Trustees noted the performance of the Institutional Class shares of the Performance Trust Multisector Bond Fund for the one-year and three-year periods ended March 31, 2025 was above the Barrington Cohort average. The Trustees noted that for the one-year, three-year and since inception periods ended March 31, 2025, the Performance Trust Multisector Bond Fund’s Institutional Class shares had outperformed the Bloomberg U.S. Aggregate Bond Index.The Trustees then noted that for the quarter period ended March 31, 2025, the Performance Trust Multisector Bond Fund’s Institutional Class shares had underperformed the Bloomberg U.S. Aggregate Bond Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to each Fund. The Trustees took into consideration that the management fee for the Performance Trust Short Term Bond ETF was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by the Fund, except the unitary management fee payable to the Adviser and certain excluded expenses. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of each Fund relative to its Barrington Cohort, the Adviser’s separately-managed accounts, as well as any fee waivers and expense reimbursements of the Adviser.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under each applicable Advisory Agreement, as well as the Funds’ brokerage practices. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 18, 2025 meeting and the August 27, 2025 meeting at which each applicable Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Performance Trust Short Term Bond ETF’s contractual unitary management fee of 0.65% was above the Barrington Cohort average of 0.44%. The Trustees observed that the Fund’s unitary fee structure limits the Fund’s total expense ratio to 0.65% and such expense ratio was above the Barrington Cohort average of 0.44%.
The Trustees noted that the Performance Trust Total Return Bond Fund’s contractual management fee of 0.60% was above the Barrington Cohort average of 0.37%. The Trustees noted that the Performance Trust Total Return Bond Fund was operating below its expense cap of 0.95%. The Trustees observed that the Performance Trust Total Return Bond Fund’s total expense ratio of 0.76% for Institutional Class shares was above the Barrington Cohort average of 0.50%.
The Trustees noted that the Performance Trust Municipal Bond Fund’s contractual management fee of 0.40% was above the Barrington Cohort average of 0.37%. The Trustees noted that the Performance Trust Municipal Bond Fund was operating below its expense cap of 0.55%. The Trustees observed that the Performance Trust Municipal Bond

85

PERFORMANCE TRUST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Fund’s total expense ratio of 0.50% for Institutional Class shares was below the Barrington Cohort average of 0.52%. The Trustees also compared the fees paid by the Performance Trust Municipal Bond Fund to the fees paid by separately-managed accounts of the Adviser.
The Trustees noted that the Performance Trust Multisector Bond Fund’s contractual management fee of 0.80% was above the Barrington Cohort average of 0.55%. The Trustees noted that the Performance Trust Multisector Bond Fund was operating with a gross expense ratio above its expense cap of 0.99%. The Trustees observed that the Performance Trust Multisector Bond Fund’s total expense ratio of 1.01% (net of fee waivers and expense reimbursements and including interest expense of 0.02%) for Institutional Class shares was above the Barrington Cohort average of 0.68%.
The Trustees also noted that the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse Fund expenses in an amount equal to 100% of the net advisory fees that the Adviser or an affiliate of the Adviser receives that are attributable to a Fund’s investment in any other fund managed by the Adviser or an affiliate of the Adviser through at least August 31, 2026.
The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring the Performance Trust Total Return Bond Fund was not excessive, and while the Performance Trust Municipal Bond Fund, Performance Trust Multisector Bond Fund and Performance Trust Short Term Bond ETF were not yet profitable to the Adviser, the Adviser maintained adequate profit levels to support the services to each Fund from the revenues of its overall investment advisory business, despite subsidizing the operations of the Performance Trust Municipal Bond Fund, Performance Trust Multisector Bond Fund and Performance Trust Short Term Bond ETF.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees reviewed all fee waivers, expense reimbursements and potential recoupments by the Adviser. The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structures, the Trustees concluded that the current fee structures were reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees examined the brokerage practices of the Adviser with respect to the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of each applicable Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of each applicable Advisory Agreement for an additional one-year term ending August 31, 2026 as being in the best interests of each Fund and its shareholders.

86

PERFORMANCE TRUST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Tax Information
For the year ended August 31, 2025, taxable ordinary income distributions are designed as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

Total Return Bond Fund	0.00%
Municipal Bond Fund	0.00%
Multisector Bond Fund	0.00%
Short Term Bond ETF	1.09%

87

Investment Adviser
PT Asset Management, LLC
500 West Madison, Suite 500
Chicago, IL 60661
888.282.3220
www.PTAM.com
Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
The Performance Trust Funds are distributed by ALPS Distributors, Inc.

(b)	“Financial Highlights are included within the financial statements filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 7, 2011.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	November 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	November 4, 2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	November 4, 2025

* Print the name and title of each signing officer under his or her signature.